UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1.

Reports to Stockholders

Fidelity® SAI International Small Cap Index Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	26.6%
United Kingdom	14.9%
Australia	10.4%
Sweden	6.1%
Germany	5.2%
Switzerland	4.8%
Israel	3.3%
France	3.3%
Italy	2.8%
Other*	22.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Rheinmetall AG (Germany, Aerospace & Defense)	0.4
Meggitt PLC (United Kingdom, Aerospace & Defense)	0.3
Sig Group AG (Switzerland, Containers & Packaging)	0.3
Rightmove PLC (United Kingdom, Interactive Media & Services)	0.3
Indutrade AB (Sweden, Machinery)	0.3
K+S AG (Germany, Chemicals)	0.3
ASR Nederland NV (Netherlands, Insurance)	0.2
IGO Ltd. (Australia, Metals & Mining)	0.2
Electrocomponents PLC (United Kingdom, Trading Companies & Distributors)	0.2
Bank of Ireland Group PLC (Ireland, Banks)	0.2
2.7

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	23.0
Real Estate	12.6
Consumer Discretionary	11.4
Financials	11.4
Materials	9.8
Information Technology	9.8
Consumer Staples	5.9
Health Care	5.9
Communication Services	4.4
Utilities	3.5
Energy	2.4

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 10.4%
29Metals Ltd.	83,391	$157,803
Abacus Property Group unit	158,310	363,320
Accent Group Ltd.	111,191	111,945
Adbri Ltd.	113,330	231,289
AGL Energy Ltd.	208,847	1,269,558
Alkane Resources Ltd. (a)	122,097	87,400
Allkem Ltd. (a)	182,103	1,517,686
ALS Ltd.	152,958	1,385,050
Altium Ltd.	37,567	846,282
Alumina Ltd.	782,635	985,335
AMP Ltd. (a)	1,039,420	839,774
Ansell Ltd.	40,413	774,039
Appen Ltd.	36,889	168,507
ARB Corp. Ltd.	23,614	654,520
Arena (REIT) unit	109,525	370,656
Atlas Arteria Ltd. unit	303,949	1,476,606
Aub Group Ltd.	23,470	379,998
Aussie Broadband Ltd. (a)	46,731	181,730
Austal Ltd.	102,022	145,216
Australian Agricultural Co. Ltd. (a)	95,188	115,475
Australian Ethical Investment Ltd.	26,612	108,133
Australian Strategic Materials Ltd. (a)	28,622	126,703
AVZ Minerals Ltd. (a)	761,814	511,779
Bank of Queensland Ltd.	203,715	1,155,791
Bapcor Ltd.	107,130	507,825
Beach Energy Ltd.	540,117	615,797
Bega Cheese Ltd.	95,539	337,173
Bellevue Gold Ltd. (a)	296,695	199,698
Bendigo & Adelaide Bank Ltd.	178,119	1,328,024
Betmakers Technology Group Ltd. (a)	202,823	81,008
Blackmores Ltd.	4,626	234,243
Boral Ltd.	121,918	304,140
BrainChip Holdings Ltd. (a)(b)	429,767	285,363
Bravura Solutions Ltd.	78,053	103,519
Breville Group Ltd.	31,041	514,428
Brickworks Ltd.	23,933	397,516
BWP Trust	152,027	441,879
BWX Ltd.	50,182	66,014
Capricorn Metals Ltd. (a)	89,406	260,093
carsales.com Ltd.	85,266	1,258,789
Centuria Capital Group unit	187,358	363,921
Centuria Industrial REIT	181,081	504,640
Centuria Office REIT unit	143,333	220,978
Cettire Ltd. (a)(b)	42,225	19,158
Chalice Mining Ltd. (a)	101,434	486,956
Challenger Ltd.	183,218	927,001
Champion Iron Ltd.	103,889	526,635
Charter Hall Group unit	147,645	1,586,801
Charter Hall Long Wale REIT unit	193,915	727,774
Charter Hall Retail REIT	169,687	530,061
Charter Hall Social Infrastruc	105,506	298,670
Cimic Group Ltd.	24,593	379,749
City Chic Collective Ltd. (a)	64,546	134,346
Cleanaway Waste Management Ltd.	653,196	1,464,164
Clinuvel Pharmaceuticals Ltd.	12,473	143,454
Codan Ltd./Australia	31,404	156,608
Collins Foods Ltd.	35,003	250,643
Corporate Travel Management Ltd. (a)	34,567	623,679
Costa Group Holdings Ltd.	139,272	325,714
Credit Corp. Group Ltd.	21,548	412,030
Cromwell Property Group unit	453,319	272,065
CSR Ltd.	153,224	656,195
Data#3 Ltd.	46,146	187,404
De Grey Mining Ltd. (a)	357,518	300,804
Deterra Royalties Ltd.	133,412	451,958
Dexus Industria (REIT)	71,066	170,017
Dicker Data Ltd.	19,091	176,536
Domain Holdings Australia Ltd.	73,959	180,115
Downer EDI Ltd.	218,481	845,305
Dubber Corp. Ltd. (a)	84,506	60,938
Eagers Automotive Ltd.	48,673	449,901
Elders Ltd.	49,390	496,524
Emeco Holdings Ltd.	110,728	65,067
EML Payments Ltd. (a)	95,249	103,116
Event Hospitality & Entertainment Ltd. (a)	30,544	312,787
Flight Centre Travel Group Ltd. (a)(b)	50,791	793,194
G8 Education Ltd.	267,627	206,243
GDI Property Group unit	153,817	122,334
Genworth Mortgage Insurance Ltd.	130,196	273,735
Gold Road Resources Ltd.	277,973	303,611
GrainCorp Ltd.	72,189	521,664
Growthpoint Properties Australia Ltd.	97,386	299,543
GUD Holdings Ltd.	39,639	356,053
GWA Group Ltd.	66,942	106,927
Hansen Technologies Ltd.	50,459	195,299
Harvey Norman Holdings Ltd.	178,693	636,516
Healius Ltd.	168,166	529,157
Home Consortium Ltd.	27,491	129,611
HomeCo Daily Needs (REIT) unit	693,554	687,121
HUB24 Ltd.	23,939	399,817
IGO Ltd.	216,064	1,964,534
Iluka Resources Ltd.	134,268	1,051,708
Imdex Ltd.	125,101	219,470
Imugene Ltd. (a)	1,640,596	245,500
Incitec Pivot Ltd.	615,700	1,660,556
Ingenia Communities Group unit	116,647	384,014
Inghams Group Ltd.	105,651	228,743
Insignia Financial Ltd.	201,143	483,516
Integral Diagnostics Ltd.	55,745	154,574
Invocare Ltd.	45,493	390,321
ioneer Ltd. (a)	489,547	227,395
IPH Ltd.	69,727	369,648
Iress Ltd.	60,340	464,168
Irongate Group	162,905	220,283
JB Hi-Fi Ltd. (b)	36,443	1,349,716
Johns Lyng Group Ltd.	56,883	356,020
Jumbo Interactive Ltd.	16,750	203,644
Karoon Energy Ltd. (a)	175,017	251,342
Kelsian Group Ltd.	44,796	248,189
Kogan.Com Ltd. (b)	27,095	73,652
Lifestyle Communities Ltd.	29,694	312,957
Link Administration Holdings Ltd.	138,103	488,967
Liontown Resources Ltd. (a)	517,010	518,233
Lovisa Holdings Ltd.	16,964	194,227
Lynas Rare Earths Ltd. (a)	286,066	1,795,112
MA Financial Group Ltd.	22,253	107,654
Maas Group Holdings Ltd.	28,160	100,827
Magellan Financial Group Ltd.	44,217	500,228
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	6,014
Mayne Pharma Group Ltd. (a)	473,389	94,594
McMillan Shakespeare Ltd.	21,975	183,274
Megaport Ltd. (a)	45,194	268,492
Mesoblast Ltd. (a)(b)	184,236	138,463
Metcash Ltd.	306,654	1,029,429
Monadelphous Group Ltd.	28,456	211,975
Nanosonics Ltd. (a)	80,896	223,538
National Storage REIT unit	366,039	662,988
Nearmap Ltd. (a)	149,101	126,230
Netwealth Group Ltd.	34,637	313,623
New Hope Corp. Ltd. (b)	144,535	355,961
NEXTDC Ltd. (a)	145,143	1,126,868
NIB Holdings Ltd.	145,688	725,441
Nick Scali Ltd.	21,734	155,042
Nickel Mines Ltd.	317,490	290,996
Nine Entertainment Co. Holdings Ltd.	457,633	857,735
Novonix Ltd. (a)	83,775	296,817
NRW Holdings Ltd.	144,049	196,393
Nufarm Ltd.	101,926	458,535
Nuix Ltd. (a)	60,072	52,099
Objective Corp. Ltd.	7,439	88,684
Omni Bridgeway Ltd. (a)	83,593	196,400
oOh!media Ltd.	188,965	206,870
Orora Ltd.	276,510	774,873
OZ Minerals Ltd.	106,482	1,848,309
Pact Group Holdings Ltd.	59,717	96,438
Paladin Energy Ltd. (Australia) (a)	718,496	395,407
Pendal Group Ltd.	108,747	400,334
Pepper Money Ltd.	55,496	85,643
Perenti Global Ltd.	188,851	93,833
Perpetual Trustees Australia Ltd.	17,868	410,781
Perseus Mining Ltd. (Australia)	387,242	538,858
PEXA Group Ltd.	30,781	386,006
Pilbara Minerals Ltd. (a)	754,696	1,463,881
Pinnacle Investment Management Group Ltd.	31,725	207,343
Platinum Asset Management Ltd.	129,678	169,687
PointsBet Holdings Ltd. (a)	62,855	128,087
PolyNovo Ltd. (a)	187,903	123,021
PPK Group Ltd. (a)	10,200	27,825
Premier Investments Ltd.	27,879	494,015
Pro Medicus Ltd.	14,828	484,931
Qube Holdings Ltd.	577,566	1,193,514
Ramelius Resources Ltd.	270,388	287,158
Redbubble Ltd. (a)	60,587	47,587
Regis Resources Ltd.	237,958	348,623
Reliance Worldwide Corp. Ltd.	249,371	684,323
Rural Funds Group unit	116,302	250,022
Sandfire Resources NL	123,858	490,906
Sayona Mining Ltd. (a)(b)	1,663,386	361,843
Select Harvests Ltd.	38,395	177,429
Seven Group Holdings Ltd.	46,222	644,885
SG Fleet Group Ltd.	44,278	76,596
Shopping Centres Australasia Property Group unit	352,244	753,889
Sigma Healthcare Ltd.	285,214	100,588
Silver Lake Resources Ltd. (a)	279,395	364,979
Sims Ltd.	53,503	773,595
Smartgroup Corp. Ltd.	40,031	250,704
Southern Cross Media Group Ltd.	83,385	100,784
St Barbara Ltd.	223,492	208,913
Steadfast Group Ltd.	310,169	1,122,931
Super Retail Group Ltd.	49,903	369,237
Tassal Group Ltd.	68,662	182,058
Technology One Ltd.	87,184	629,141
Telix Pharmaceuticals Ltd. (a)(b)	59,406	189,788
Temple & Webster Group Ltd. (a)	24,809	101,259
The Star Entertainment Group Ltd. (a)	270,493	597,433
Tyro Payments Ltd. (a)	105,112	89,843
United Malt Group Ltd.	89,716	262,138
Uniti Group Ltd. (a)	175,653	606,567
Viva Energy Group Ltd. (c)	270,934	531,573
Vulcan Energy Resources Ltd. (a)(b)	27,357	158,235
Waypoint (REIT) unit	232,286	437,878
Webjet Ltd.	121,429	503,830
West African Resources Ltd. (a)	302,812	288,880
Western Areas NL (a)	101,478	274,283
Westgold Resources Ltd.	120,402	139,020
Whitehaven Coal Ltd.	293,357	1,007,402
WorleyParsons Ltd.	99,988	972,385
Zip Co. Ltd. (a)(b)	141,945	104,407

TOTAL AUSTRALIA		87,918,200

Austria - 0.9%
Agrana Beteiligungs AG	4,041	71,673
Andritz AG	21,366	908,292
AT&S Austria Technologie & Systemtechnik AG	7,983	408,777
BAWAG Group AG (c)	22,544	1,070,476
CA Immobilien Anlagen AG	13,495	381,135
DO & CO Restaurants & Catering AG (a)	2,156	189,731
EVN AG	11,403	290,278
FACC AG (a)	6,815	56,227
IMMOFINANZ Immobilien Anlagen AG	25,390	608,922
Lenzing AG	4,197	381,040
Oesterreichische Post AG	10,700	344,686
Palfinger AG	4,772	119,734
PORR AG	5,014	63,503
S IMMO AG	13,995	335,913
S&T AG (b)	15,658	264,717
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,562	203,812
Semperit AG Holding	3,260	78,843
Telekom Austria AG	52,950	377,520
UNIQA Insurance Group AG	39,242	299,183
Vienna Insurance Group AG	12,186	302,274
Wienerberger AG	36,587	1,032,772
Zumtobel AG	8,978	64,848

TOTAL AUSTRIA		7,854,356

Bailiwick of Guernsey - 0.2%
BMO Commercial Property Trust Ltd.	241,435	356,365
Burford Capital Ltd.	58,785	502,650
Picton Property Income Ltd.	172,811	220,224
Regional REIT Ltd. (c)	137,881	147,279
Sirius Real Estate Ltd.	352,881	536,385
UK Commercial Property REIT Ltd.	246,081	271,131

TOTAL BAILIWICK OF GUERNSEY		2,034,034

Bailiwick of Jersey - 0.6%
Boohoo.Com PLC (a)	319,666	323,622
Breedon Group PLC	480,021	474,838
Centamin PLC	364,988	418,320
IWG PLC (a)	240,197	729,222
JTC PLC (c)	42,201	409,777
Man Group PLC	444,177	1,294,566
Petrofac Ltd. (a)	139,467	235,104
Sanne Group PLC	51,250	579,249
TP ICAP Group PLC	248,986	411,826
Yellow Cake PLC (a)(c)	55,558	272,682

TOTAL BAILIWICK OF JERSEY		5,149,206

Belgium - 1.9%
Ackermans & Van Haaren SA	7,437	1,325,840
Aedifica SA	11,506	1,363,840
Agfa-Gevaert NV (a)	44,513	178,203
Barco NV	21,831	491,631
Befimmo SCA Sicafi	7,182	358,506
Bekaert SA	11,452	424,512
Bpost SA	31,596	191,440
Cofinimmo SA	9,537	1,280,679
Compagnie D'entreprises CFE SA	2,398	313,293
D'ieteren Group	7,021	1,126,959
Econocom Group SA	38,999	149,011
Euronav NV	59,054	682,831
Fagron NV	19,657	368,722
Galapagos NV (a)	14,567	855,275
Gimv NV	6,340	363,809
Immobel SA	1,264	91,176
Intervest Offices & Warehouses NV	6,644	196,225
Ion Beam Applications SA	6,668	108,791
KBC Ancora	11,126	450,142
Kinepolis Group NV (a)	4,323	239,219
Melexis NV	6,387	548,226
Mithra Pharmaceuticals SA (a)(b)	6,216	60,579
Montea SICAFI SCA	3,328	397,347
Ontex Group NV (a)	20,818	144,235
Orange Belgium	4,707	91,231
Recticel SA	13,237	289,231
Retail Estates NV	3,375	257,064
Telenet Group Holding NV	14,383	428,648
Tessenderlo Group (a)	5,458	191,077
Van de Velde	1,939	79,701
VGP NV	2,424	630,474
Warehouses de Pauw	43,867	1,687,572
Warehouses de Pauw rights (a)(d)	43,867	40,724
Xior Student Housing NV	6,781	362,216

TOTAL BELGIUM		15,768,429

Bermuda - 1.0%
BW Energy Ltd. (a)	25,414	73,974
BW LPG Ltd. (c)	24,630	154,880
BW Offshore Ltd.	29,167	83,885
Cafe de Coral Holdings Ltd.	112,000	175,837
Chinese Estates Holdings Ltd.	155,000	45,038
Chow Sang Sang Holdings International Ltd.	119,000	131,750
CMBC Capital Holdings Ltd.	133,250	30,410
FLEX LNG Ltd.	9,396	264,681
Frontline Ltd. (a)(b)	31,186	258,287
Golden Ocean Group Ltd.	41,119	511,896
Hafnia Ltd. (a)	29,688	86,888
Haitong International Securities Group Ltd.	765,000	121,103
Hiscox Ltd.	109,830	1,304,152
Johnson Electric Holdings Ltd.	114,500	130,017
K Wah International Holdings Ltd.	347,000	130,041
Kerry Logistics Network Ltd.	114,000	262,159
Kerry Properties Ltd.	184,000	497,561
Lancashire Holdings Ltd.	77,501	410,747
Luk Fook Holdings International Ltd.	111,000	254,069
Man Wah Holdings Ltd.	562,800	526,739
NWS Holdings Ltd.	495,000	448,114
Pacific Basin Shipping Ltd.	1,520,000	697,392
PAX Global Technology Ltd.	226,000	194,821
Realord Group Holdings Ltd. (a)	138,000	234,655
Shangri-La Asia Ltd. (a)	340,000	257,428
SmarTone Telecommunications Holdings Ltd.	109,500	57,181
Stolt-Nielsen SA	7,581	136,941
Vtech Holdings Ltd.	53,400	377,746
Yue Yuen Industrial (Holdings) Ltd.	255,000	375,076

TOTAL BERMUDA		8,233,468

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	750,000	302,404
Cayman Islands - 0.6%
Apollo Future Mobility Group Ltd. (a)	1,276,000	57,121
ASM Pacific Technology Ltd.	97,300	980,568
C-Mer Eye Care Holdings Ltd.	146,000	79,136
Citychamp Watch & Jewel Gr Ltd. (a)	394,000	52,446
CK Life Sciences International Holding, Inc.	912,000	68,098
Comba Telecom Systems Holdings Ltd. (a)	648,000	108,805
Cowell e Holdings, Inc. (a)	105,000	117,529
Crystal International Group Ltd. (c)	183,000	71,387
EC Healthcare	93,000	93,470
Far East Consortium International Ltd.	345,070	107,537
Fosun Tourism Group (a)(c)	78,400	104,530
Health & Happiness H&H International Holdings Ltd.	72,500	79,683
HKBN Ltd.	249,500	291,500
Hutchison Telecommunications Hong Kong Holdings Ltd.	466,000	77,716
IGG, Inc.	264,000	108,736
Lifestyle International Holdings Ltd. (a)	143,000	68,756
LK Technology Holdings Ltd.	175,000	216,963
MECOM Power & Construction Ltd.	227,000	97,176
MGM China Holdings Ltd. (a)	300,400	171,944
Pacific Textile Holdings Ltd.	292,000	128,563
Perfect Shape (PRC) Holdings Ltd.	116,000	67,265
Razer, Inc. (a)(c)	1,253,000	450,294
Sa Sa International Holdings Ltd. (a)	344,000	61,487
Sapiens International Corp. NV	9,493	223,692
Stella International Holdings Ltd.	139,000	144,672
Sunevision Holdings Ltd.	222,000	184,431
Texhong Textile Group Ltd.	87,500	105,225
The United Laboratories International Holdings Ltd.	320,000	156,824
Value Partners Group Ltd.	323,000	122,238
Vesync Co. Ltd.	74,000	53,365
Viva China Holdings Ltd.	1,216,000	145,210
Vobile Group Ltd. (a)(e)	371,000	182,971
VSTECS Holdings Ltd.	208,000	179,078
Wynn Macau Ltd. (a)	493,200	302,936

TOTAL CAYMAN ISLANDS		5,461,352

Cyprus - 0.0%
Atalaya Mining PLC	23,990	112,853
Denmark - 1.7%
ALK-Abello A/S (a)	41,880	913,559
Alm. Brand A/S	267,592	461,854
Bavarian Nordic A/S (a)	20,398	386,968
Better Collective A/S (a)	9,476	146,057
cBrain A/S	2,842	91,992
Chemometec A/S	4,944	558,882
D/S Norden A/S	8,053	299,214
DFDS A/S	11,117	430,525
FLSmidth & Co. A/S	16,381	449,037
H Lundbeck A/S	22,016	504,566
ISS A/S (a)	50,175	823,575
Jyske Bank A/S (Reg.) (a)	17,291	956,091
Matas A/S	12,098	167,944
Netcompany Group A/S (a)(c)	12,630	702,383
Nilfisk Holding A/S (a)	7,268	203,460
NKT A/S (a)	12,886	614,140
NNIT A/S (a)(c)	3,962	48,875
NTG Nordic Transport Group A/S (a)	2,146	116,525
Per Aarsleff Holding A/S	5,716	219,362
Ringkjoebing Landbobank A/S	8,775	1,076,063
Royal Unibrew A/S	15,476	1,333,894
Scandinavian Tobacco Group A/S (c)	20,033	417,603
Schouw & Co.	4,031	308,175
SimCorp A/S	12,906	903,505
Solar Holding A/S	1,734	205,640
Spar Nord Bank A/S	27,205	345,410
Sydbank A/S	18,848	647,860
The Drilling Co. of 1972 A/S (a)	6,559	327,085
Topdanmark A/S	14,313	803,188
Trifork Holding AG	2,804	82,168
Zealand Pharma A/S (a)	10,997	123,991

TOTAL DENMARK		14,669,591

Faroe Islands - 0.1%
Bakkafrost	15,955	1,095,439
Finland - 1.5%
Admicom OYJ	933	60,475
Aktia Bank Oyj (A Shares)	18,469	187,271
Anora Group Oyj	10,674	98,534
Basware Oyj (a)	3,885	161,364
Cargotec Corp. (B Shares)	12,194	422,211
Caverion Oyj	30,711	150,411
Citycon Oyj	19,643	139,614
Finnair Oyj (a)(b)	199,869	98,512
Harvia Oyj	4,427	151,640
Huhtamaki Oyj	30,778	1,163,417
Kamux Corp.	10,105	102,261
Kemira Oyj	34,371	450,850
Kojamo OYJ	39,270	781,206
Konecranes Oyj	18,756	527,114
Marimekko Oyj	9,635	134,241
Metsa Board OYJ (B Shares)	56,139	604,999
Metso Outotec Oyj	197,042	1,677,805
Musti Group OYJ	10,057	236,627
Nokian Tyres PLC	41,920	562,926
Oriola-KD Oyj	32,814	71,302
Outokumpu Oyj (A Shares) (b)	116,378	571,330
Puuilo Oyj	16,445	113,263
Qt Group Oyj (a)	5,605	488,340
Remedy Entertainment Oyj (b)	2,475	81,476
Revenio Group Oyj	7,584	360,872
Rovio Entertainment OYJ (c)	11,662	106,675
Sanoma Corp.	23,246	293,644
Spinnova Oyj (b)	4,861	40,751
Talenom OYJ	8,964	98,339
TietoEVRY Oyj	28,284	709,568
Tokmanni Group Corp.	14,874	193,282
Uponor Oyj	17,330	304,503
Valmet Corp.	52,891	1,416,462
Withsecure Oyj	30,087	163,249
YIT OYJ	43,356	174,513

TOTAL FINLAND		12,899,047

France - 3.3%
AB Science SA (a)	9,602	106,343
ABC Arbitrage SA	11,303	87,140
Air France KLM (Reg.) (a)(b)	91,311	376,134
Akwel	2,563	47,060
Albioma SA	8,095	430,300
ALD SA (c)	31,921	434,061
Altarea SCA	1,283	196,372
ALTEN	9,283	1,245,850
Aramis Group SAS (c)	6,616	38,526
Atos SE	31,602	769,874
Aubay	2,295	132,306
Believe SA	6,069	74,023
Beneteau SA (a)	11,778	147,873
BIC SA	7,888	470,670
Boiron SA	1,458	64,039
Bonduelle SCA	4,136	69,723
Carmila SA	16,158	251,339
Casino Guichard Perrachon SA (a)(b)	11,978	209,866
Cellectis SA (a)	11,475	40,726
CGG SA (a)	224,524	258,301
Chargeurs SA	5,597	101,373
Coface SA	33,187	397,855
Compagnie des Alpes (a)	6,626	102,478
Derichebourg	30,197	272,508
Elior SA (a)(c)	38,516	117,603
Elis SA	60,492	867,531
Eramet SA	2,993	398,913
Esker SA	1,671	281,469
Europcar Groupe SA (a)(c)	961,665	508,891
Eutelsat Communications	54,597	606,759
Fnac Darty SA	5,495	272,070
Gaztransport et Technigaz SA	7,025	836,527
Groupe Guillin SA	2,402	54,639
Guerbet	1,846	48,148
ICADE	9,633	575,147
ID Logistics Group (a)	806	256,683
Imerys SA	10,738	422,441
Interparfums SA	5,419	300,677
Ipsos SA	12,632	608,118
JCDecaux SA (a)	20,177	422,972
Kaufman & Broad SA	4,482	136,310
Korian SA	23,396	491,338
Lagardere S.C.A. (Reg.)	11,147	291,959
LISI	5,976	135,110
LNA Sante SA	1,540	56,350
Maisons du Monde SA (c)	10,004	170,616
Manitou BF SA	3,134	71,106
McPhy Energy SA (a)(b)	6,585	120,290
Mercialys SA	22,237	214,739
Mersen SA	5,576	184,431
Metropole Television SA	8,004	148,532
Neoen SA (c)	11,823	472,396
Nexans SA	7,665	698,186
Nexity	12,413	376,935
Peugeot Invest	1,577	176,232
Pharmagest Interactive	1,200	96,376
Plastic Omnium SA	18,621	301,432
Quadient SA	10,914	204,106
Rexel SA	77,573	1,589,057
Rubis SCA	29,279	778,748
SCOR SE	50,256	1,420,930
SES-imagotag SA (a)	1,493	137,336
SMCP S.A.S. (a)(c)	10,629	69,066
Soitec SA (a)	7,191	1,288,153
Sopra Steria Group	4,898	868,065
SPIE SA	40,726	958,529
Technicolor SA (a)	64,840	216,440
Television Francaise 1 SA	13,330	112,894
Trigano SA	2,750	354,314
Vallourec SA (a)	43,362	510,942
Valneva SE (a)(b)	23,341	298,833
Verallia SA (c)	23,440	644,350
Vicat SA	6,390	192,154
Vilmorin & Cie	1,817	86,330
Virbac SA	1,335	539,002
Voltalia SA (a)	7,529	159,022
X-Fab Silicon Foundries SE (a)(c)	18,623	131,840

TOTAL FRANCE		27,605,777

Germany - 5.0%
1&1 AG	14,081	296,733
Aareal Bank AG	18,920	644,676
About You Holding AG	11,886	128,449
Adesso AG	941	184,435
ADVA Optical Networking SE (a)	13,698	226,573
Aixtron AG	36,114	925,846
Amadeus Fire AG	1,811	253,477
ATOSS Software AG	1,261	183,229
AURELIUS AG	9,447	251,675
Aurubis AG	10,026	1,139,349
Basler AG	1,163	130,136
BayWa AG	4,518	215,454
Befesa SA (c)	12,732	795,126
Bertrandt AG	1,772	82,321
Bike24 Holding AG	6,468	41,797
Bilfinger Berger AG	8,578	345,242
Borussia Dortmund GmbH & Co. KGaA (a)	24,577	96,257
CANCOM AG	12,293	593,598
CECONOMY AG	50,788	174,009
Cewe Stiftung & Co. KGAA	1,767	161,288
CompuGroup Medical AG	8,502	454,457
Corestate Capital Holding SA (b)	6,466	56,057
CropEnergies AG	8,303	107,694
CTS Eventim AG (a)	18,325	1,257,756
Datagroup AG	1,324	110,149
Dermapharm Holding SE	5,961	337,039
Deutsche Beteiligungs AG	4,229	131,422
Deutsche EuroShop AG	15,677	259,741
Deutsche Pfandbriefbank AG (c)	42,615	536,337
Deutz AG	38,336	169,912
DIC Asset AG	14,355	200,825
Draegerwerk AG & Co. KGaA	943	43,244
Duerr AG	16,578	430,858
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,684	235,048
ELMOS Semiconductor AG	2,548	127,056
ElringKlinger AG	9,144	75,807
Encavis AG	38,453	839,454
Energiekontor AG	2,015	192,486
Evotec OAI AG (a)	44,503	1,083,579
Fielmann AG	8,008	404,820
Flatex AG (a)	10,403	177,679
Fraport AG Frankfurt Airport Services Worldwide (a)	11,782	629,622
Freenet AG	40,924	1,132,295
Gerresheimer AG (b)	9,930	689,761
GFT Technologies AG	5,407	214,769
Global Fashion Group SA (a)	24,179	46,041
Grenkeleasing AG	8,837	233,121
Hamborner (REIT) AG	22,146	206,695
Hamburger Hafen und Logistik AG	9,579	155,884
Heidelberger Druckmaschinen AG (a)	81,789	180,702
Hensoldt AG	13,388	372,842
Hochtief AG	6,721	406,744
Home24 AG (a)	8,383	49,109
Hornbach Holding AG & Co. KGaA	3,036	363,420
Hugo Boss AG	19,028	1,067,146
Hypoport AG (a)	1,129	312,116
INDUS Holding AG	6,001	170,716
Instone Real Estate Group BV (c)	14,871	228,300
Jenoptik AG	16,488	463,458
JOST Werke AG (c)	4,502	174,135
K+S AG	60,788	2,041,747
Kloeckner & Co. AG	23,666	304,860
Koenig & Bauer AG (a)	4,461	87,069
Krones AG	4,511	348,310
KWS Saat AG	3,748	276,576
LPKF Laser & Electronics AG (b)	7,758	97,516
MBB SE	664	88,760
Medios AG (a)	4,001	102,630
Metro Wholesale & Food Specialist AG	39,949	350,910
Mister Spex SE	5,094	36,138
MLP SE	20,734	145,449
Morphosys AG (a)(b)	10,814	227,989
Nagarro SE (a)	2,642	371,471
New Work SE	916	156,028
Nordex Se (a)	32,856	474,182
NORMA Group AG	10,084	248,771
Northern Data AG (a)	1,558	80,230
OHB SE	1,698	60,018
Patrizia Immobilien AG	14,631	250,265
Pfeiffer Vacuum Technology AG	1,251	222,697
PNE AG	11,437	145,274
ProSiebenSat.1 Media AG	51,991	598,197
PVA TePla AG (a)	6,187	152,711
Rheinmetall AG	13,869	3,126,404
SAF-Holland SA	14,495	110,166
Salzgitter AG	11,406	473,458
Schaeffler AG	39,509	212,175
secunet Security Network AG	411	174,011
SGL Carbon AG (a)	19,345	106,216
Shop Apotheke Europe NV (a)(c)	4,284	353,297
Siltronic AG	5,247	492,741
Sixt SE	4,290	557,753
SMA Solar Technology AG (b)	3,301	150,225
Software AG (Bearer)	16,366	503,742
Steico AG	1,783	178,900
STRATEC Biomedical Systems AG	2,494	282,286
Stroeer SE & Co. KGaA	8,996	538,199
Suedzucker AG (Bearer)	22,742	296,183
Synlab AG	21,253	317,168
TAG Immobilien AG	46,579	930,902
Takkt AG	10,730	173,359
TeamViewer AG (a)(c)	50,787	609,396
Thyssenkrupp AG (a)	128,431	984,941
TUI AG (GB) (a)(b)	360,401	1,027,504
Varta AG (b)	5,745	537,535
VERBIO Vereinigte BioEnergie AG	6,986	495,059
Vitesco Technologies Group AG (a)	7,018	282,036
Vossloh AG	2,817	107,464
Wacker Chemie AG	4,948	785,089
Wacker Construction Equipment AG	10,006	207,746
Westwing Group Se (a)	3,674	41,782
Wustenrot & Wurttembergische AG	7,523	141,902
ZEAL Network SE	4,695	182,628

TOTAL GERMANY		42,446,031

Gibraltar - 0.0%
888 Holdings PLC	117,534	280,651
Hong Kong - 0.6%
Bank of East Asia Ltd.	427,406	632,441
BOCOM International Holdings Co. Ltd.	263,000	35,855
Champion (REIT)	658,000	288,156
CITIC 1616 Holdings Ltd.	527,000	189,120
Dah Sing Banking Group Ltd.	133,600	112,275
Dah Sing Financial Holdings Ltd.	50,800	147,824
Fortune (REIT)	461,000	402,786
Guotai Junan International Holdings Ltd.	915,000	99,417
Hang Lung Group Ltd.	258,000	503,743
Hong Kong & Shanghai Hotels Ltd. (a)	131,500	130,546
Hong Kong Television Network Ltd.	175,000	148,307
Hysan Development Co. Ltd.	197,000	579,620
Melco International Development Ltd. (a)	216,000	170,545
Nissin Foods Co. Ltd.	102,000	67,059
PCCW Ltd.	1,347,000	763,160
Prosperity (REIT)	413,000	141,608
Shun Tak Holdings Ltd. (a)	430,000	87,109
SJM Holdings Ltd. (a)	628,000	263,800
Sun Hung Kai & Co. Ltd.	123,000	58,320
Sunlight (REIT)	318,000	155,362
Vitasoy International Holdings Ltd.	236,000	427,886
Zensun Enterprises Ltd.	181,000	84,752

TOTAL HONG KONG		5,489,691

Ireland - 0.8%
AIB Group PLC	257,457	559,232
Bank of Ireland Group PLC	307,985	1,866,607
C&C Group PLC (United Kingdom) (a)	124,279	324,428
Cairn Homes PLC	225,823	272,309
Dalata Hotel Group PLC (a)	63,447	289,804
Glanbia PLC	63,775	760,349
Glenveagh Properties PLC(a)(c)	213,074	257,123
Grafton Group PLC unit	72,181	874,203
Greencore Group PLC (a)	166,282	237,462
Hibernia (REIT) PLC	209,765	355,705
Irish Residential Properties REIT PLC	142,385	218,740
Origin Enterprises PLC	40,169	178,584
Uniphar PLC	73,499	302,484

TOTAL IRELAND		6,497,030

Isle of Man - 0.1%
Kape Technologies PLC (a)	33,185	142,688
Playtech Ltd. (a)	97,405	636,725
Strix Group PLC (b)	65,197	172,686

TOTAL ISLE OF MAN		952,099

Israel - 3.3%
AFI Properties Ltd.	3,420	207,515
Airport City Ltd. (a)	21,609	485,377
Alony Hetz Properties & Investments Ltd.	46,944	773,261
Altshuler Shaham Financial Ltd. (a)	18,176	71,202
Amot Investments Ltd.	70,165	536,692
Arad Investment & Industrial Development Ltd.	1,022	138,042
Ashtrom Group Ltd.	12,761	359,249
AudioCodes Ltd.	8,525	200,908
Azorim Investment Development & Construction Co. Ltd.	26,655	138,903
Bezeq The Israel Telecommunication Corp. Ltd.	658,591	1,051,497
Big Shopping Centers Ltd.	3,335	507,391
Blue Square Real Estate Ltd.	1,645	147,651
Caesarstone Sdot-Yam Ltd.	7,589	74,600
Camtek Ltd. (a)	8,973	264,030
Cellcom Israel Ltd. (Israel) (a)	28,327	165,432
Cellebrite DI Ltd. (a)(b)	11,814	63,205
Clal Insurance Enterprises Holdings Ltd. (a)	19,203	428,114
Cognyte Software Ltd. (a)	21,415	145,194
Compugen Ltd. (a)(b)	26,476	63,013
Danel Adir Yeoshua Ltd.	1,618	256,971
Delek Automotive Systems Ltd.	16,195	230,387
Delek Group Ltd. (a)	2,923	479,901
Delta Galil Industries Ltd.	2,827	189,652
Doral Group Renewable Energy Resources Ltd. (a)	18,548	72,214
Elco Ltd.	3,025	235,550
Electra Consumer Products 1970 Ltd.	3,474	198,202
Electra Israel Ltd.	669	460,827
Electra Real Estate Ltd.	7,181	121,533
Electreon Wireless Ltd. (a)	1,382	42,631
Energix-Renewable Energies Ltd.	69,171	237,199
Enlight Renewable Energy Ltd. (a)	293,753	637,916
Equital Ltd. (a)	6,411	263,237
Fattal Holdings 1998 Ltd. (a)	1,953	283,328
FIBI Holdings Ltd.	5,593	263,988
First International Bank of Israel	17,575	743,740
Formula Systems (1985) Ltd.	2,895	281,783
Fox Wizel Ltd.	2,363	350,310
Gav-Yam Lands Corp. Ltd.	44,007	487,649
Gazit-Globe Ltd.	21,547	203,467
Gilat Satellite Networks Ltd. (a)	10,615	78,333
Harel Insurance Investments and Financial Services Ltd.	37,168	458,617
Hilan Ltd.	4,624	270,322
IDI Insurance Co. Ltd.	2,541	84,243
Isracard Ltd.	63,126	319,506
Israel Canada T.R Ltd.	37,591	188,011
Israel Corp. Ltd. (Class A) (a)	1,227	703,715
Isras Investment Co. Ltd.	511	125,707
Ituran Location & Control Ltd.	5,581	125,238
M Yochananof & Sons Ltd.	1,599	95,490
Magic Software Enterprises Ltd.	8,512	147,755
Malam Team Ltd.	2,414	69,839
Matrix IT Ltd.	10,861	275,607
Maytronics Ltd.	13,804	246,810
Mega Or Holdings Ltd.	7,459	287,503
Melisron Ltd. (a)	6,741	551,958
Menora Mivtachim Holdings Ltd. (a)	7,977	199,963
Migdal Insurance & Financial Holdings Ltd.	116,250	197,371
Mivne Real Estate KD Ltd.	189,167	713,838
Nano Dimension Ltd. ADR (a)(b)	80,917	229,804
Naphtha Israel Petroleum Corp. Ltd. (a)	10,857	86,850
Nayax Ltd.	25,827	44,515
Nova Ltd. (a)	9,040	873,948
Oil Refineries Ltd.	556,734	249,605
One Software Technologies Ltd.	12,406	206,024
OPC Energy Ltd. (a)	28,683	317,240
Partner Communications Co. Ltd. (a)	43,550	346,939
Paz Oil Co. Ltd. (a)	3,222	500,525
Perion Network Ltd. (a)	12,429	272,924
Plus500 Ltd.	28,765	560,139
Prashkovsky Investments & Construction Ltd.	2,363	93,628
Property & Building Corp. Ltd. (a)	933	130,184
Radware Ltd. (a)	13,281	383,954
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,824	214,570
Reit 1 Ltd.	56,476	369,741
Retailors Ltd.	3,823	94,069
Riskified Ltd. (a)	7,209	37,703
Shapir Engineering and Industry Ltd.	45,127	425,321
Shikun & Binui Ltd. (a)	74,693	444,713
Shufersal Ltd.	83,731	707,664
Sisram Medical Ltd. (c)	43,600	46,557
Strauss Group Ltd.	16,510	442,541
Summit Real Estate Holdings Ltd.	11,649	275,613
Taboola.com Ltd. (a)	18,044	77,770
Tadiran Group Ltd.	949	155,126
Taro Pharmaceutical Industries Ltd. (a)	2,980	116,965
The Phoenix Holdings Ltd.	47,783	604,765
Tower Semiconductor Ltd. (a)	32,519	1,568,002
Tremor International Ltd. (a)	34,465	206,779
UroGen Pharma Ltd. (a)(b)	6,776	47,839
YH Dimri Construction & Development Ltd.	2,361	214,180
ZIM Integrated Shipping Services Ltd.	13,168	732,536

TOTAL ISRAEL		28,080,320

Italy - 2.8%
A2A SpA	497,928	850,739
ACEA SpA	13,452	230,754
Anima Holding SpA (c)	81,609	397,659
Arnoldo Mondadori Editore SpA	41,291	84,576
Ascopiave SpA	25,978	96,008
Autogrill SpA (a)	60,794	451,450
Azimut Holding SpA	34,191	725,734
Banca Generali SpA	18,612	615,334
Banca IFIS SpA	7,646	138,846
Banca Mediolanum S.p.A.	71,006	515,457
Banca Monte dei Paschi di Siena SpA (a)(b)	94,752	79,838
Banca Popolare di Sondrio SCARL	144,763	574,918
Banco BPM SpA	433,033	1,364,356
BFF Bank SpA (c)	52,640	328,242
Biesse SpA	4,320	67,395
BPER Banca	337,838	564,391
Brembo SpA	47,552	475,937
Brunello Cucinelli SpA	10,743	549,866
Buzzi Unicem SpA	30,402	563,005
Carel Industries SpA (c)	11,048	265,833
CIR SpA (a)	223,614	96,888
Credito Emiliano SpA	26,943	164,599
Danieli & C. Officine Meccaniche SpA	3,142	66,891
Datalogic SpA	4,809	46,728
De'Longhi SpA	21,423	519,502
Digital Bros SpA	1,624	41,252
Digital Value SpA (a)	1,101	94,844
Dovalue SpA (c)	18,945	161,085
El.En. Group SpA	13,845	192,966
Enav SpA (a)(c)	85,454	394,496
ERG SpA	18,980	653,970
Esprinet SpA	9,643	89,063
Falck Renewables SpA	36,787	342,473
Fila SpA	7,209	71,703
Fincantieri SpA (a)(b)	161,047	98,234
Gruppo MutuiOnline SpA	8,207	251,318
GVS SpA (c)	22,101	184,083
Hera SpA	260,208	970,470
Illimity Bank SpA (a)	19,215	249,322
Immobiliare Grande Distribuzione SpA	18,245	86,498
Interpump Group SpA	22,451	907,689
Iren SpA	205,368	530,863
Italgas SpA	154,305	999,075
Italmobiliare SpA	4,021	127,389
Iveco Group NV (a)	65,065	382,802
Juventus Football Club SpA (a)(b)	319,154	103,588
Leonardo SpA	128,597	1,323,441
Maire Tecnimont SpA (b)	46,702	136,799
MARR SpA	10,499	170,025
OVS (c)	68,882	131,417
Pharmanutra SpA	1,224	82,870
Piaggio & C SpA	51,108	127,441
Pirelli & C. SpA (c)	110,764	548,947
Rai Way SpA (c)	30,093	176,930
Reply SpA	6,540	962,800
Saipem SpA (a)(b)	175,451	198,567
Salcef Group SpA	5,630	106,507
Salvatore Ferragamo Italia SpA	16,001	278,107
Sanlorenzo SpA	3,815	134,902
Saras SpA (a)	180,131	167,651
Seco SpA	10,949	67,156
Sesa SpA	2,446	353,613
Societa Cattolica Di Assicurazioni SCRL	14,374	93,180
SOL SpA	11,457	201,332
Tamburi Investment Partners SpA	32,071	292,180
Technogym SpA (c)	41,344	312,061
Tinexta SpA	6,704	167,717
Tod's SpA (a)	3,141	124,148
Unipol Gruppo SpA	124,358	678,077
Webuild SpA (b)	126,355	214,825
Webuild SpA warrants 8/2/30 (a)(e)	6,641	6,038
Wiit SpA	3,094	82,655
Zignago Vetro SpA	6,948	85,200

TOTAL ITALY		23,992,715

Japan - 26.6%
77 Bank Ltd.	16,900	209,552
ABC-MART, Inc.	10,400	431,288
Activia Properties, Inc.	222	709,405
Adastria Co. Ltd.	6,900	114,354
Adeka Corp.	24,600	471,784
Advan Group Co. Ltd.	6,100	38,428
Advance Residence Investment Corp.	417	1,141,917
Aeon (REIT) Investment Corp.	488	560,280
Aeon Delight Co. Ltd.	6,800	145,343
AEON Financial Service Co. Ltd.	34,100	313,495
Aeon Hokkaido Corp.	6,600	52,916
AEON MALL Co. Ltd.	32,300	393,012
Ai Holdings Corp.	11,600	152,288
Aica Kogyo Co. Ltd.	16,000	370,370
Aichi Corp.	9,500	66,106
Aichi Steel Corp.	3,100	53,656
Aida Engineering Ltd.	14,200	105,201
Aiful Corp.	99,400	283,322
Ain Holdings, Inc.	7,900	354,352
Air Water, Inc.	58,500	776,465
Airtrip Corp.	4,100	99,921
Alfresa Holdings Corp.	59,500	809,123
Alpen Co. Ltd.	4,500	68,211
Alpha Systems, Inc.	2,000	59,125
Alps Alpine Co. Ltd.	66,300	586,929
Altech Corp.	5,000	74,767
Amada Co. Ltd.	107,700	836,286
Amano Corp.	17,200	331,121
AnGes MG, Inc. (a)(b)	45,900	128,851
Anicom Holdings, Inc.	23,100	108,965
Anritsu Corp.	44,000	553,279
Aoki International Co. Ltd.	11,600	54,597
Aozora Bank Ltd.	37,700	754,774
Arata Corp.	4,500	124,335
Arcland Sakamoto Co. Ltd.	8,500	101,746
Arcland Service Holdings Co. Ltd.	4,700	81,222
ARCS Co. Ltd.	13,900	220,057
Argo Graphics, Inc.	4,900	116,311
Ariake Japan Co. Ltd.	5,700	228,692
ARTERIA Networks Corp.	7,900	80,918
As One Corp.	9,200	488,456
Asahi Holdings, Inc.	23,900	379,376
Asics Corp.	48,000	757,284
ASKUL Corp.	11,500	140,824
Atom Corp.	36,700	209,130
Autobacs Seven Co. Ltd.	20,700	217,951
Avex, Inc.	10,700	115,022
Axial Retailing, Inc.	5,200	136,182
Bank of Kyoto Ltd.	18,100	788,574
BASE, Inc. (a)	24,500	66,624
BayCurrent Consulting, Inc.	4,200	1,377,043
Belc Co. Ltd.	3,300	140,538
Bell System24 Holdings, Inc.	10,400	120,271
Belluna Co. Ltd.	15,700	88,189
Benesse Holdings, Inc.	21,000	367,435
BeNext-Yumeshin Group Co.	17,200	198,071
Bengo4.Com, Inc. (a)(b)	2,500	64,333
Bic Camera, Inc.	29,700	250,680
Biprogy, Inc.	22,500	568,462
BML, Inc.	7,000	180,149
Broadleaf Co. Ltd.	27,700	78,269
Bunka Shutter Co. Ltd.	15,900	119,494
Bushiroad, Inc. (a)	4,200	49,483
Calbee, Inc.	27,500	492,591
Canon Electronics, Inc.	6,000	68,710
Canon Marketing Japan, Inc.	14,500	315,518
Casio Computer Co. Ltd.	61,300	635,672
Cawachi Ltd.	4,100	64,615
CellSource Co. Ltd. (a)	1,800	52,082
Central Glass Co. Ltd.	10,100	185,982
Change, Inc. (a)	10,300	143,571
Chiyoda Corp. (a)	49,300	163,003
Chofu Seisakusho Co. Ltd.	5,700	83,921
Chudenko Corp.	9,200	147,878
Chugoku Electric Power Co., Inc.	91,700	603,984
Chugoku Marine Paints Ltd.	10,700	78,465
Ci Takiron Corp.	12,400	52,834
Citizen Watch Co. Ltd.	84,300	318,157
CKD Corp.	16,100	208,490
Coca-Cola West Co. Ltd.	39,600	443,934
COLOPL, Inc.	18,400	90,687
Colowide Co. Ltd.	23,700	303,338
Comforia Residential REIT, Inc.	197	490,889
COMSYS Holdings Corp.	35,800	743,286
Comture Corp.	7,100	153,355
CONEXIO Corp.	4,900	54,994
Cosmo Energy Holdings Co. Ltd.	24,100	598,750
CRE Logistics REIT, Inc.	169	258,445
Create Restaurants Holdings, Inc.	36,710	229,580
Create SD Holdings Co. Ltd.	8,400	192,134
Credit Saison Co. Ltd.	46,800	527,130
Curves Holdings Co. Ltd.	16,300	95,543
CYBERDYNE, Inc. (a)	34,700	86,489
Cybozu, Inc.	7,500	74,116
Dai-Dan Co. Ltd.	4,000	65,231
Daicel Chemical Industries Ltd.	82,200	502,488
Daido Steel Co. Ltd.	8,200	233,904
Daihen Corp.	6,000	171,644
Daiho Corp.	3,200	109,547
Daiichi Jitsugyo Co. Ltd.	2,300	66,784
Daiichikosho Co. Ltd.	11,200	305,482
Daiken Corp.	3,100	50,120
Daiki Aluminum Industry Co. Ltd.	8,300	91,991
Daikokutenbussan Co. Ltd.	1,600	58,885
Daio Paper Corp.	26,700	318,380
Daiseki Co. Ltd.	13,680	492,017
Daishi Hokuetsu Financial Group, Inc.	11,600	224,371
Daiwa Industries Ltd.	8,900	75,908
Daiwa Office Investment Corp.	101	571,787
Daiwa Securities Living Invest	595	523,656
Daiwabo Holdings Co. Ltd.	27,400	354,549
DCM Holdings Co. Ltd.	38,600	318,710
Demae-Can Co. Ltd. (a)	14,600	60,088
DeNA Co. Ltd.	26,800	388,441
Denka Co. Ltd.	25,300	678,243
Descente Ltd. (a)	9,700	186,281
Dexerials Corp.	17,300	379,343
Dic Corp.	24,000	457,650
Digital Arts, Inc.	3,600	201,132
Digital Garage, Inc.	10,500	347,494
Dip Corp.	11,400	371,672
Direct Marketing MiX, Inc.	6,100	74,878
Dmg Mori Co. Ltd.	35,800	449,303
Doshisha Co. Ltd.	6,500	76,565
Doutor Nichires Holdings Co., Ltd.	9,400	108,035
Dowa Holdings Co. Ltd.	15,800	672,142
DTS Corp.	12,200	267,685
Duskin Co. Ltd.	12,100	258,113
Dydo Group Holdings, Inc.	2,900	112,434
Eagle Industry Co. Ltd.	7,900	62,946
Earth Corp.	4,900	207,084
Ebara Corp.	30,300	1,391,600
EDION Corp.	25,300	227,674
eGuarantee, Inc.	11,000	182,605
Eiken Chemical Co. Ltd.	9,600	127,145
Eizo Corp.	4,700	122,512
Elan Corp.	10,600	82,769
Elecom Co. Ltd.	14,500	173,874
Electric Power Development Co. Ltd.	46,600	638,551
EM Systems Co. Ltd.	11,200	79,626
en japan, Inc.	9,400	220,862
eRex Co. Ltd.	8,400	127,147
ES-Con Japan Ltd.	11,000	64,469
ESPEC Corp.	6,000	79,659
euglena Co. Ltd. (a)	31,200	206,426
Exedy Corp.	9,300	110,746
Exeo Group, Inc.	31,600	526,071
Ezaki Glico Co. Ltd.	15,300	438,630
Fancl Corp.	24,700	472,833
FCC Co. Ltd.	10,900	108,879
Ferrotec Holdings Corp.	13,100	240,220
Financial Products Group Co. Ltd.	19,700	120,558
Food & Life Companies Ltd.	35,000	830,572
FP Corp.	14,700	332,474
Freee KK (a)	10,400	300,074
Frontier Real Estate Investment Corp.	154	596,680
Fuji Co. Ltd.	8,400	144,410
Fuji Corp.	21,600	360,386
Fuji Kyuko Co. Ltd.	6,900	218,346
Fuji Media Holdings, Inc.	14,800	127,825
Fuji Oil Holdings, Inc.	15,200	215,716
Fuji Seal International, Inc.	13,300	176,637
Fuji Soft ABC, Inc.	7,600	405,059
Fujicco Co. Ltd.	5,400	84,381
Fujikura Ltd. (a)	74,700	353,368
Fujimi, Inc.	5,500	239,797
Fujimori Kogyo Co. Ltd.	4,600	126,877
Fujio Food Group, Inc.	5,000	51,790
Fujitec Co. Ltd.	20,200	435,351
Fujitsu General Ltd.	19,000	337,708
Fujiya Co. Ltd.	3,300	60,984
Fukui Computer Holdings, Inc.	2,600	64,899
Fukuoka (REIT) Investment Fund	201	251,383
Fukuoka Financial Group, Inc.	54,700	999,440
Fukushima Industries Corp.	3,800	110,060
Fukuyama Transporting Co. Ltd.	8,800	246,309
Fullcast Holdings Co. Ltd.	5,900	112,885
Funai Soken Holdings, Inc.	11,600	194,534
Furukawa Co. Ltd.	8,900	86,886
Furukawa Electric Co. Ltd.	21,200	344,268
Fuso Chemical Co. Ltd.	5,600	164,828
Future Corp.	13,700	200,733
Fuyo General Lease Co. Ltd.	5,300	286,756
G-7 Holdings, Inc.	6,300	79,114
G-Tekt Corp.	7,000	67,376
Gakken Holdings Co. Ltd.	8,400	57,133
Genky DrugStores Co. Ltd.	2,200	61,720
Geo Holdings Corp.	8,700	84,363
giftee, Inc. (a)	3,900	30,714
Giken Ltd.	5,300	145,433
Global One Real Estate Investment Corp.	303	259,730
GLOBERIDE, Inc.	4,900	98,872
Glory Ltd.	15,000	241,275
GMO Financial Gate, Inc.	400	39,235
GMO Financial Holdings, Inc.	11,200	69,474
GMO GlobalSign Holdings KK	1,400	59,022
GMO Internet, Inc.	21,200	423,686
GNI Group Ltd. (a)	13,500	118,436
Goldcrest Co. Ltd.	5,100	66,331
GOLDWIN, Inc.	7,500	376,182
GREE, Inc.	34,400	262,103
GS Yuasa Corp.	20,500	355,477
GungHo Online Entertainment, Inc.	15,000	306,035
Gunma Bank Ltd.	110,000	316,200
Gunze Ltd.	4,600	132,425
H.I.S. Co. Ltd. (a)(b)	13,600	231,882
H.U. Group Holdings, Inc.	16,300	363,204
H2O Retailing Corp.	27,700	181,194
Halows Co. Ltd.	3,000	71,697
Hamakyorex Co. Ltd.	4,800	107,637
Hankyu REIT, Inc.	197	223,874
Hanwa Co. Ltd.	10,700	261,546
Harmonic Drive Systems, Inc.	15,200	384,429
Haseko Corp.	81,300	890,807
Hazama Ando Corp.	51,800	359,899
HEALIOS KK (a)	7,200	40,948
Heiwa Corp.	17,400	261,619
Heiwa Real Estate (REIT), Inc.	283	324,180
Heiwa Real Estate Co. Ltd.	9,800	309,144
Heiwado Co. Ltd.	9,500	143,318
Hennge K.K. (a)	4,300	33,739
Hiday Hidaka Corp.	7,800	111,611
Hioki EE Corp.	2,900	173,954
Hirata Corp.	2,700	99,210
Hirogin Holdings, Inc.	88,700	437,040
Hisamitsu Pharmaceutical Co., Inc.	16,300	446,567
Hitachi Transport System Ltd.	13,400	879,570
Hitachi Zosen Corp.	51,000	275,208
Hogy Medical Co. Ltd.	7,200	179,806
Hokkaido Electric Power Co., Inc.	54,300	201,567
Hokkoku Financial Holdings, Inc.	6,600	190,394
Hokuetsu Corp.	38,600	197,749
Hokuhoku Financial Group, Inc.	37,500	253,758
Hokuriku Electric Power Co., Inc.	53,100	210,646
Hokuto Corp.	6,300	98,953
Horiba Ltd.	10,800	525,456
Hoshino Resorts REIT, Inc.	70	361,105
Hosiden Corp.	15,300	145,903
Hosokawa Micron Corp.	4,100	77,728
House Foods Group, Inc.	19,100	447,023
Hulic (REIT), Inc.	412	511,802
Ichibanya Co. Ltd.	4,500	167,205
Ichigo Real Estate Investment Corp.	382	245,211
Ichigo, Inc.	79,800	178,953
Ichikoh Industries Ltd.	11,300	32,663
Idec Corp.	8,900	157,095
IDOM, Inc.	18,600	93,199
IHI Corp.	41,800	947,806
Iino Kaiun Kaisha Ltd.	24,600	139,277
Inaba Denki Sangyo Co. Ltd.	15,100	296,148
Inabata & Co. Ltd.	14,000	229,092
Inageya Co. Ltd.	6,600	68,477
Industrial & Infrastructure Fund Investment Corp.	592	849,452
Infocom Corp.	7,300	124,434
Infomart Corp.	61,400	305,794
Information Services Inter-Dentsu Ltd.	7,200	206,771
INFRONEER Holdings, Inc.	68,016	495,432
Insource Co. Ltd.	6,700	114,110
Internet Initiative Japan, Inc.	16,200	505,623
Invincible Investment Corp.	1,942	633,242
IR Japan Holdings Ltd.	2,800	88,674
Iriso Electronics Co. Ltd.	6,200	144,876
Isetan Mitsukoshi Holdings Ltd.	107,300	796,335
ITOCHU Advance Logistics Investment Corp.	180	222,360
Itochu Enex Co. Ltd.	16,600	137,435
Itochushokuhin Co. Ltd.	1,600	61,092
Itoham Yonekyu Holdings, Inc.	47,000	236,553
Iwatani Corp.	14,800	588,845
Iyo Bank Ltd.	71,500	346,696
Izumi Co. Ltd.	10,200	221,683
J-Oil Mills, Inc.	5,800	70,902
J. Front Retailing Co. Ltd.	76,900	576,260
JAC Recruitment Co. Ltd.	4,700	66,151
JACCS Co. Ltd.	6,600	166,900
JAFCO Co. Ltd.	24,300	292,965
Japan Airport Terminal Co. Ltd. (a)	19,300	799,725
Japan Aviation Electronics Industry Ltd.	14,600	204,154
Japan Display, Inc. (a)	195,800	100,750
Japan Elevator Service Holdings Co. Ltd.	18,200	237,853
Japan Excellent, Inc.	384	376,774
Japan Hotel REIT Investment Corp.	1,422	722,215
Japan Lifeline Co. Ltd.	18,900	157,537
Japan Logistics Fund, Inc.	259	632,091
Japan Material Co. Ltd.	19,900	300,654
Japan Medical Dynamic Marketing, Inc.	4,600	56,039
Japan Petroleum Exploration Co. Ltd.	10,800	215,287
Japan Prime Realty Investment Corp.	259	785,744
Japan Pulp & Paper Co. Ltd.	3,300	96,652
Japan Securities Finance Co. Ltd.	28,800	208,031
Japan Steel Works Ltd.	18,800	529,119
Japan Wool Textile Co. Ltd./The	15,100	112,868
JCR Pharmaceuticals Co. Ltd.	20,500	380,989
Jcu Corp.	6,200	157,915
JDC Corp.	12,700	52,198
JEOL Ltd.	12,300	552,376
JGC Corp.	69,600	787,607
JIG-SAW, Inc. (a)	1,500	62,479
JINS Holdings, Inc.	4,200	138,425
Jm Holdings Co. Ltd.	4,000	50,056
JMDC, Inc. (a)	8,000	385,787
Joshin Denki Co. Ltd.	5,300	81,739
Joyful Honda Co. Ltd.	17,400	208,681
JSP Corp.	4,100	47,385
JTEKT Corp.	65,100	453,872
JTOWER, Inc. (a)	2,800	131,582
Juroku Financial Group, Inc.	9,000	151,175
Justsystems Corp.	10,200	443,326
K's Holdings Corp.	53,300	527,836
Kadokawa Corp.	29,300	734,492
KAGA ELECTRONICS Co. Ltd.	5,000	117,810
Kagome Co. Ltd.	24,000	600,625
Kaken Pharmaceutical Co. Ltd.	9,600	290,900
Kameda Seika Co. Ltd.	4,200	136,704
Kamigumi Co. Ltd.	32,800	556,908
Kanamoto Co. Ltd.	9,700	144,951
Kandenko Co. Ltd.	32,400	205,468
Kaneka Corp.	15,000	401,363
Kanematsu Corp.	24,000	248,043
Kanematsu Electronics Ltd.	3,600	107,571
Kanto Denka Kogyo Co. Ltd.	12,700	95,811
Kappa Create Co. Ltd.(a)	8,200	84,585
Katakura Industries Co. Ltd.	6,700	130,079
Katitas Co. Ltd.	16,100	375,562
Kato Sangyo	7,200	186,827
Kawasaki Heavy Industries Ltd.	45,300	805,561
Kawasaki Kisen Kaisha Ltd.	14,900	779,003
KeePer Technical Laboratory Co. Ltd.	4,500	90,882
Keihan Electric Railway Co., Ltd.	30,400	648,426
Keihanshin Bldg Co. Ltd.	9,000	93,666
Keikyu Corp.	70,200	707,090
Keiyo Co. Ltd.	11,300	79,753
Kenedix Office Investment Corp.	136	710,833
Kenedix Residential Investment Corp.	299	480,984
Kenedix Retail REIT Corp.	184	387,364
Kewpie Corp.	31,500	530,515
Kfc Holdings Japan Ltd.	4,600	100,796
KH Neochem Co. Ltd.	10,500	198,631
Ki-Star Real Estate Co. Ltd.	2,800	115,496
Kinden Corp.	38,900	460,947
Kintetsu Department Store Co. Ltd. (a)	2,600	51,389
Kintetsu World Express, Inc.	11,400	271,577
Kisoji Co. Ltd.	7,000	111,378
Kissei Pharmaceutical Co. Ltd.	8,200	162,263
Kitanotatsujin Corp.	22,300	29,345
Kitz Corp.	18,500	94,041
Koa Corp.	9,600	111,892
Kobe Steel Ltd.	106,300	460,847
Kohnan Shoji Co. Ltd.	7,700	222,994
Kokuyo Co. Ltd.	26,400	343,838
KOMEDA Holdings Co. Ltd.	14,600	251,514
KOMERI Co. Ltd.	9,600	202,782
Konica Minolta, Inc.	144,100	501,514
Konishi Co. Ltd.	9,000	105,654
Konoike Transport Co. Ltd.	8,100	71,896
Koshidaka Holdings Co. Ltd.	13,100	78,179
Kotobuki Spirits Co. Ltd.	5,900	310,559
Kumagai Gumi Co. Ltd.	11,100	231,644
Kumiai Chemical Industry Co. Ltd.	25,200	170,482
Kura Sushi, Inc. (b)	6,500	160,963
Kuraray Co. Ltd.	96,000	767,783
Kureha Chemical Industry Co. Ltd.	5,000	375,653
Kusuri No Aoki Holdings Co. Ltd.	5,000	221,521
Kyb Corp.	5,700	129,019
Kyoei Steel Ltd.	6,400	65,664
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,400	94,769
Kyorin Holdings, Inc.	12,200	177,417
Kyoritsu Maintenance Co. Ltd.	9,300	338,662
Kyudenko Corp.	13,400	303,884
Kyushu Electric Power Co., Inc.	128,000	803,379
Kyushu Financial Group, Inc.	109,600	336,346
Kyushu Railway Co.	42,500	833,032
LaSalle Logiport REIT	567	767,096
Leopalace21 Corp. (a)	57,200	86,040
LIFE Corp.	4,700	107,216
Lifenet Insurance Co. (a)	15,400	62,342
Link & Motivation, Inc.	11,100	39,053
Lintec Corp.	13,300	247,747
LITALICO, Inc.	6,200	127,900
M&A Capital Partners Co. Ltd. (a)	4,500	139,774
Mabuchi Motor Co. Ltd.	15,300	408,640
Macnica Fuji Electronics Holdings, Inc.	15,200	315,140
Maeda Kosen Co. Ltd.	5,600	128,035
Makino Milling Machine Co. Ltd.	7,500	231,100
Makuake, Inc. (a)(b)	1,600	20,883
Mandom Corp.	11,400	113,347
Mani, Inc.	23,600	269,513
Maruha Nichiro Corp.	12,500	230,051
Marui Group Co. Ltd.	56,400	971,066
Maruichi Steel Tube Ltd.	17,800	379,894
Maruwa Ceramic Co. Ltd.	2,800	326,469
Maruwa Unyu Kikan Co. Ltd.	12,200	142,435
Maruzen Showa Unyu Co. Ltd.	3,900	95,197
Matsuda Sangyo Co. Ltd.	3,600	63,215
Matsui Securities Co. Ltd.	36,900	228,220
MatsukiyoCocokara & Co.	33,970	1,122,890
Matsuya Co. Ltd. (a)	8,700	47,723
Matsuyafoods Holdings Co. Ltd.	2,700	78,824
Max Co. Ltd.	7,500	91,492
Maxell Ltd.	14,300	127,509
Maxvalu Tokai Co. Ltd.	2,900	57,901
MCJ Co. Ltd.	20,900	136,702
Mebuki Financial Group, Inc.	314,000	632,237
Media Do Co. Ltd.	2,800	36,952
Medical Data Vision Co. Ltd.	8,200	61,355
Medley, Inc. (a)	6,600	121,901
MedPeer, Inc. (a)	4,100	93,850
Megachips Corp.	5,100	130,657
Megmilk Snow Brand Co. Ltd.	14,500	216,135
Meidensha Corp.	10,800	195,579
Meiko Electronics Co. Ltd.	6,300	166,608
Meitec Corp.	7,700	408,716
Melco Holdings, Inc.	1,800	54,949
Menicon Co. Ltd.	18,200	388,741
Metawater Co. Ltd.	6,900	114,079
Micronics Japan Co. Ltd.	8,800	102,988
Midac Holdings Co. Ltd.	2,500	40,308
Mie Kotsu Group Holdings, Inc.	15,600	55,168
Milbon Co. Ltd.	7,900	330,780
Mimasu Semiconductor Industries Co. Ltd.	5,100	91,372
Mirai Corp.	524	203,539
Mirait Holdings Corp.	29,100	407,797
Miroku Jyoho Service Co., Ltd.	5,500	55,850
Mitani Sekisan Co. Ltd.	3,200	127,535
Mitsubishi Estate Logistics REIT Investment Corp.	117	419,763
Mitsubishi Logisnext Co. Ltd.	8,400	49,288
Mitsubishi Logistics Corp.	16,600	382,589
Mitsubishi Materials Corp.	35,300	552,206
Mitsubishi Motors Corp. of Japan (a)	211,700	529,464
Mitsubishi Pencil Co. Ltd.	11,100	107,759
Mitsubishi Research Institute, Inc.	2,300	69,247
Mitsubishi Shokuhin Co. Ltd.	4,800	118,972
Mitsuboshi Belting Ltd.	7,200	110,287
Mitsui Fudosan Logistics Park, Inc.	163	698,850
Mitsui High-Tec, Inc.	6,300	544,229
Mitsui Mining & Smelting Co. Ltd.	18,100	457,670
Mitsui Sugar Co. Ltd.	5,200	77,338
Mitsui-Soko Co. Ltd.	5,900	109,683
Mitsuuroko Group Holdings Co. Ltd.	8,900	68,835
mixi, Inc.	13,600	233,954
Mizuho Leasing Co. Ltd.	8,500	197,036
Mizuno Corp.	5,500	90,511
Mochida Pharmaceutical Co. Ltd.	7,700	219,328
Modec, Inc.	6,200	58,132
Monex Group, Inc.	49,000	223,477
Money Forward, Inc. (a)	13,500	459,022
Mori Hills REIT Investment Corp.	484	548,923
Mori Trust Hotel (REIT), Inc.	102	101,207
MORI TRUST Sogo (REIT), Inc.	312	339,727
Morinaga & Co. Ltd.	12,000	372,105
Morinaga Milk Industry Co. Ltd.	11,900	479,234
Morita Holdings Corp.	9,600	92,136
MOS Food Services, Inc.	7,600	174,147
Musashi Seimitsu Industry Co. Ltd.	14,400	146,341
Nabtesco Corp.	34,400	784,582
Nachi-Fujikoshi Corp.	4,700	136,693
Nafco Co. Ltd.	4,300	55,577
Nagaileben Co. Ltd.	6,700	99,760
Nagase & Co. Ltd.	31,400	449,963
Nagawa Co. Ltd.	2,300	162,117
Nagoya Railroad Co. Ltd. (a)	59,400	954,032
Nakanishi, Inc.	22,300	364,494
Nankai Electric Railway Co. Ltd.	32,200	574,861
NEC Networks & System Integration Corp.	21,200	301,024
Net One Systems Co. Ltd.	27,300	651,455
Nextage Co. Ltd.	13,900	212,440
NGK Spark Plug Co. Ltd.	48,400	742,709
NH Foods Ltd.	26,200	827,408
NHK Spring Co. Ltd.	61,700	398,516
Nichi-iko Pharmaceutical Co. Ltd.	17,500	105,228
Nichias Corp.	18,200	326,862
Nichicon Corp.	14,800	134,012
Nichiden Corp.	4,500	74,979
Nichiha Corp.	7,600	137,405
Nichirei Corp.	34,100	626,093
Nifco, Inc.	25,500	538,403
Nihon Chouzai Co. Ltd.	3,600	35,023
Nihon Kohden Corp.	25,200	604,954
Nihon Parkerizing Co. Ltd.	25,100	177,536
Nikkiso Co. Ltd.	15,200	94,738
Nikkon Holdings Co. Ltd.	18,300	277,173
Nikon Corp.	96,200	1,080,982
Nippn Corp.	14,900	193,797
Nippon Accommodations Fund, Inc.	144	709,259
Nippon Carbon Co. Ltd.	3,300	106,018
Nippon Ceramic Co. Ltd.	6,000	109,543
Nippon Densetsu Kogyo Co. Ltd.	10,700	133,029
Nippon Electric Glass Co. Ltd.	25,300	509,300
Nippon Gas Co. Ltd.	33,700	478,215
Nippon Kanzai Co. Ltd.	5,800	124,630
Nippon Kayaku Co. Ltd.	42,000	366,044
Nippon Koei Co. Ltd.	3,600	80,357
Nippon Light Metal Holding Co. Ltd.	17,600	225,499
Nippon Paper Industries Co. Ltd.	31,200	247,817
Nippon Parking Development Co. Ltd.	60,200	71,209
Nippon REIT Investment Corp.	142	407,028
Nippon Seiki Co. Ltd.	14,500	104,966
Nippon Sheet Glass Co. Ltd. (a)	28,600	86,494
Nippon Shokubai Co. Ltd.	8,400	337,943
Nippon Signal Co. Ltd.	12,900	89,553
Nippon Soda Co. Ltd.	6,400	169,259
Nippon Steel & Sumikin Bussan Corp.	4,600	187,208
Nippon Suisan Kaisha Co. Ltd.	88,700	391,638
Nippon Television Network Corp.	16,600	159,330
Nipro Corp.	43,300	341,188
Nishi-Nippon Financial Holdings, Inc.	37,700	226,591
Nishi-Nippon Railroad Co. Ltd.	18,800	376,091
Nishimatsu Construction Co. Ltd.	10,500	309,134
Nishimatsuya Chain Co. Ltd.	12,100	148,506
Nishio Rent All Co. Ltd.	5,800	125,181
Nissan Shatai Co. Ltd.	19,900	86,787
Nissei ASB Machine Co. Ltd.	2,500	57,007
Nissha Co. Ltd.	12,000	126,653
Nisshin Oillio Group Ltd.	7,400	167,471
Nisshinbo Holdings, Inc.	45,200	338,189
Nissin Electric Co. Ltd.	15,300	163,139
Nitta Corp.	6,200	131,630
Nittetsu Mining Co. Ltd.	1,600	79,639
Nitto Boseki Co. Ltd.	7,600	147,374
Nitto Kogyo Corp.	8,100	95,371
Nittoku Co. Ltd.	4,300	64,200
Noevir Holdings Co. Ltd.	4,900	192,124
NOF Corp.	21,000	788,224
Nohmi Bosai Ltd.	6,700	98,672
Nojima Co. Ltd.	9,700	195,091
NOK Corp.	27,400	233,127
NOMURA Co. Ltd.	24,600	169,161
Noritake Co. Ltd.	2,800	88,919
Noritsu Koki Co. Ltd.	5,700	94,521
Noritz Corp.	8,000	92,645
North Pacific Bank Ltd.	81,800	155,105
NS Solutions Corp.	10,100	301,318
Ns United Kaiun Kaisha Ltd.	3,000	82,449
NSD Co. Ltd.	22,200	394,080
NSK Ltd.	121,800	674,009
NTN Corp. (a)	125,900	201,105
Ntt Ud (REIT) Investment Corp.	424	489,759
Obara Group, Inc.	3,300	73,854
OBIC Business Consultants Ltd.	9,500	341,448
Ogaki Kyoritsu Bank Ltd.	10,500	153,891
Ohsho Food Service Corp.	4,100	192,518
Oiles Corp.	6,500	74,682
Oisix Ra Daichi, Inc. (a)	7,800	160,289
Okamoto Industries, Inc.	3,300	97,163
Okamura Corp.	17,500	160,824
Okasan Securities Group, Inc.	46,100	123,426
Oki Electric Industry Co. Ltd.	26,100	169,070
Okinawa Cellular Telephone Co.	3,900	150,077
Okinawa Financial Group, Inc.	6,500	111,274
Okuma Corp.	7,400	264,487
Okumura Corp.	10,000	236,068
One (REIT), Inc.	76	161,331
Onward Holdings Co. Ltd.	30,000	56,029
Open Door, Inc. (a)	3,600	52,012
Optex Group Co. Ltd.	10,100	132,879
Optim Corp. (a)	5,400	35,766
Optorun Co. Ltd.	8,400	124,655
Organo Corp.	2,000	137,231
Orient Corp.	162,700	156,174
Oro Co. Ltd.	2,200	34,314
Osaka Organic Chemical Industry Ltd.	4,600	99,197
Osaka Soda Co. Ltd.	3,800	93,359
OSG Corp.	26,300	330,393
Outsourcing, Inc.	35,800	355,047
Pacific Industrial Co. Ltd.	12,600	97,692
Pal Group Holdings Co. Ltd.	6,600	73,657
PALTAC Corp.	9,000	328,032
Paramount Bed Holdings Co. Ltd.	11,700	194,863
Park24 Co. Ltd. (a)	40,600	578,165
Pasona Group, Inc.	6,600	104,648
Penta-Ocean Construction Co. Ltd.	85,800	419,818
PeptiDream, Inc. (a)	30,800	496,769
Pharma Foods International Co. Ltd.	6,900	90,469
Pigeon Corp.	36,500	622,509
Pilot Corp.	8,600	349,409
Piolax, Inc.	8,800	102,665
PKSHA Technology, Inc. (a)	4,900	69,864
Plaid, Inc. (a)	4,800	42,994
Plenus Co. Ltd.	7,000	102,823
Plus Alpha Consulting Co. Ltd.	3,800	67,315
Premier Anti-Aging Co. Ltd. (a)	1,000	28,758
Pressance Corp.	6,500	78,031
Prestige International, Inc.	30,300	145,608
Prima Meat Packers Ltd.	8,000	131,185
Proto Corp.	7,300	57,342
Qol Holdings Co. Ltd.	7,400	62,287
Raito Kogyo Co. Ltd.	13,700	204,550
Raiznext Corp.	8,600	71,302
Raksul, Inc. (a)	7,300	150,838
Rakus Co. Ltd.	22,900	280,657
Relia, Inc.	11,600	95,360
Relo Group, Inc.	36,200	517,102
Rengo Co. Ltd.	55,600	329,183
RENOVA, Inc. (a)	11,100	136,762
Resorttrust, Inc.	25,700	432,365
Restar Holdings Corp.	5,600	86,484
Retail Partners Co. Ltd.	6,600	57,498
Ricoh Leasing Co. Ltd.	4,600	120,489
Riken Keiki Co. Ltd.	4,100	129,053
Riken Vitamin Co. Ltd.	6,400	84,131
Ringer Hut Co. Ltd.	6,600	114,165
Riso Kagaku Corp.	6,400	120,172
Riso Kyoiku Co. Ltd.	34,700	103,026
Rohto Pharmaceutical Co. Ltd.	30,100	803,808
Roland Corp.	4,000	138,040
Rorze Corp.	3,400	297,021
Round One Corp.	18,100	201,458
Royal Holdings Co. Ltd.	8,600	137,733
RS Technologies Co. Ltd.	2,200	101,303
Ryosan Co. Ltd.	6,200	110,300
Ryoyo Electro Corp.	4,200	65,900
S Foods, Inc.	5,600	130,283
S-Pool, Inc.	19,900	198,853
Saibu Gas Co. Ltd.	6,500	106,684
Saizeriya Co. Ltd.	9,100	166,892
Sakai Moving Service Co. Ltd.	3,300	112,608
Sakata INX Corp.	12,800	96,798
Sakata Seed Corp.	9,000	303,046
SAMTY Co. Ltd.	11,200	180,894
Samty Residential Investment Corp.	109	110,151
San-A Co. Ltd.	5,700	178,937
San-Ai Obbli Co. Ltd.	17,900	131,405
SanBio Co. Ltd. (a)(b)	9,000	76,554
Sangetsu Corp.	14,300	171,315
Sanken Electric Co. Ltd.	7,200	265,906
Sanki Engineering Co. Ltd.	12,300	139,330
Sankyo Co. Ltd. (Gunma)	14,300	411,483
Sankyu, Inc.	16,600	506,118
Sanrio Co. Ltd.	15,500	325,127
Sansan, Inc. (a)	19,700	187,951
Sanwa Holdings Corp.	58,900	536,594
Sanyo Chemical Industries Ltd.	3,700	141,490
Sanyo Denki Co. Ltd.	2,800	120,270
Sanyo Special Steel Co. Ltd.	6,000	91,790
Sapporo Holdings Ltd.	20,200	420,445
Sato Holding Corp.	8,200	112,751
Sawai Group Holdings Co. Ltd.	12,600	422,663
SB Technology Corp.	3,100	53,399
SBS Holdings, Inc.	5,600	129,946
Screen Holdings Co. Ltd.	12,100	988,924
Sega Sammy Holdings, Inc.	54,900	972,807
Seibu Holdings, Inc. (a)	71,500	710,357
Seikagaku Corp.	11,600	75,324
Seiko Holdings Corp.	7,900	135,255
Seino Holdings Co. Ltd.	39,300	321,040
Seiren Co. Ltd.	13,300	210,797
Sekisui House (REIT), Inc.	1,335	781,178
Sekisui Jushi Corp.	7,500	102,550
SENKO Co. Ltd.	33,800	228,586
Septeni Holdings Co. Ltd.	23,600	119,464
Seria Co. Ltd.	14,400	281,605
Seven Bank Ltd.	186,000	347,693
Shibaura Machine Co. Ltd.	6,100	145,711
Shibuya Corp.	4,400	79,250
SHIFT, Inc. (a)	3,700	701,150
Shiga Bank Ltd.	11,700	220,013
Shikoku Chemicals Corp.	10,400	103,677
Shikoku Electric Power Co., Inc.	49,300	283,451
Shima Seiki Manufacturing Ltd.	7,900	112,713
Shimamura Co. Ltd.	7,000	620,819
Shin Nippon Air Technologies Co. Ltd.	3,100	42,840
Shin-Etsu Polymer Co. Ltd.	13,000	102,252
Shinko Electric Industries Co. Ltd.	21,500	926,760
Shinmaywa Industries Ltd.	16,500	115,736
Shinnihon Corp.	7,500	41,166
Shinsei Bank Ltd.	20,400	357,733
Ship Healthcare Holdings, Inc.	24,100	402,565
Shizuoka Gas Co. Ltd.	14,400	103,222
SHO-BOND Holdings Co. Ltd.	12,600	529,578
Shochiku Co. Ltd. (a)	2,900	295,976
Shoei Co. Ltd.	7,200	267,115
Shoei Foods Corp.	3,400	102,116
Showa Denko K.K.	55,773	1,085,252
Showa Sangyo Co. Ltd.	5,400	109,237
Siix Corp.	8,700	66,458
Sinko Industries Ltd.	5,600	70,385
SKY Perfect JSAT Holdings, Inc.	42,200	136,703
Skylark Holdings Co. Ltd.	72,300	857,889
SMS Co., Ltd.	22,000	516,312
Snow Peak, Inc. (b)	8,400	153,979
Sodick Co. Ltd.	13,900	77,776
Sojitz Corp.	75,460	1,150,641
Solasto Corp.	16,500	114,108
Sosei Group Corp. (a)	23,100	225,577
SOSiLA Logistics REIT, Inc.	203	246,755
Sotetsu Holdings, Inc.	23,200	397,720
Sparx Group Co. Ltd.	26,600	52,455
SRE Holdings Corp. (a)	2,000	41,258
Star Asia Investment Corp.	479	218,582
Star Micronics Co. Ltd.	10,600	118,821
Starts Corp., Inc.	9,400	174,222
Starts Proceed Investment Corp.	68	121,822
Strike Co. Ltd. (a)	2,400	73,086
Sugi Holdings Co. Ltd.	11,000	471,465
Sumitomo Bakelite Co. Ltd.	11,000	360,923
Sumitomo Densetsu Co. Ltd.	5,100	87,273
Sumitomo Forestry Co. Ltd.	44,500	680,799
Sumitomo Heavy Industries Ltd.	35,100	742,765
Sumitomo Mitsui Construction Co. Ltd.	46,200	149,898
Sumitomo Osaka Cement Co. Ltd.	10,700	299,199
Sumitomo Riko Co. Ltd.	11,700	50,010
Sumitomo Rubber Industries Ltd.	54,000	468,060
Sun Corp.	4,200	49,813
Sun Frontier Fudousan Co. Ltd.	8,500	71,028
Sundrug Co. Ltd.	22,800	530,832
Suzuken Co. Ltd.	21,200	625,766
Systena Corp.	85,400	268,434
T Hasegawa Co. Ltd.	10,100	196,690
T-Gaia Corp.	6,200	78,584
Tadano Ltd.	30,600	217,376
Taihei Dengyo Kaisha Ltd.	3,500	72,709
Taiheiyo Cement Corp.	34,900	564,667
Taikisha Ltd.	7,800	192,469
Taiyo Holdings Co. Ltd.	11,000	262,429
Taiyo Yuden Co. Ltd.	37,200	1,461,493
Takamatsu Construction Group C	4,900	81,613
Takara Bio, Inc.	15,200	244,476
Takara Holdings, Inc.	44,700	376,503
Takara Leben Real Estate Investment Corp.	172	160,305
Takara Standard Co. Ltd.	9,300	92,914
Takasago International Corp.	3,800	76,633
Takasago Thermal Engineering Co. Ltd.	14,400	188,361
Takashimaya Co. Ltd.	44,900	409,544
Takeuchi Manufacturing Co. Ltd.	10,800	198,050
Taki Chemical Co. Ltd.	1,600	63,153
Takuma Co. Ltd.	19,600	219,655
Tama Home Co. Ltd. (b)	4,600	89,762
Tamron Co. Ltd.	4,700	82,853
Tamura Corp.	22,200	93,818
Tbs Holdings, Inc.	11,000	144,350
Techmatrix Corp.	11,200	172,813
TechnoPro Holdings, Inc.	34,400	876,102
Teijin Ltd.	56,700	605,912
Teikoku Sen-I Co. Ltd.	5,600	68,300
Tenma Corp.	4,600	78,297
The Awa Bank Ltd.	10,200	168,355
The Chugoku Bank Ltd.	46,200	339,734
The Hachijuni Bank Ltd.	112,800	371,985
The Hyakugo Bank Ltd.	64,100	169,644
The Keiyo Bank Ltd.	30,600	116,612
The Kiyo Bank Ltd.	18,300	200,729
The Monogatari Corp.	3,100	129,270
The Musashino Bank Ltd.	8,500	116,265
The Nanto Bank Ltd.	8,300	129,858
The Nippon Road Co. Ltd.	2,000	111,491
The Okinawa Electric Power Co., Inc.	13,500	134,384
The Pack Corp.	4,100	75,038
The San-In Godo Bank Ltd.	44,500	220,932
The Sumitomo Warehouse Co. Ltd.	17,000	285,288
The Suruga Bank Ltd.	51,200	160,632
The Toho Bank Ltd.	55,600	86,619
THK Co. Ltd.	37,100	735,190
TKC Corp.	9,300	244,283
TKP Corp. (a)	4,700	68,353
TOA Corp.	4,300	93,992
Toagosei Co. Ltd.	30,400	249,716
Toc Co. Ltd.	10,600	54,597
Tocalo Co. Ltd.	17,900	178,727
Toda Corp.	71,300	409,656
Toei Co. Ltd.	1,900	252,004
Toenec Corp.	2,600	66,540
Toho Gas Co. Ltd.	23,500	551,288
Toho Holdings Co. Ltd.	17,400	282,450
Toho Titanium Co. Ltd.	10,100	115,425
Tohoku Electric Power Co., Inc.	142,800	794,331
Tokai Carbon Co. Ltd.	60,300	498,612
Tokai Corp.	6,400	84,798
TOKAI Holdings Corp.	30,800	207,025
Tokai Rika Co. Ltd.	16,400	172,794
Tokai Tokyo Financial Holdings	61,800	183,334
Token Corp.	2,200	146,444
Tokushu Tokai Paper Co. Ltd.	2,600	69,058
Tokuyama Corp.	19,300	256,693
Tokyo Ohka Kogyo Co. Ltd.	10,000	543,363
Tokyo Seimitsu Co. Ltd.	11,900	409,370
Tokyo Steel Manufacturing Co. Ltd.	26,900	278,415
Tokyo Tatemono Co. Ltd.	59,800	843,117
Tokyotokeiba Co. Ltd.	5,000	170,142
Tokyu Construction Co. Ltd.	25,300	117,331
Tokyu Fudosan Holdings Corp.	194,400	1,011,593
Tokyu REIT, Inc.	262	367,283
TOMONY Holdings, Inc.	43,800	110,781
Tomy Co. Ltd.	25,900	245,728
Topcon Corp.	32,400	414,693
Topre Corp.	10,300	87,329
TORIDOLL Holdings Corp.	13,800	250,275
Torii Pharmaceutical Co. Ltd.	4,100	103,036
Tosei Corp.	9,200	77,412
Toshiba Tec Corp.	8,200	277,958
Tosho Co. Ltd.	4,800	64,220
Totetsu Kogyo Co. Ltd.	7,400	133,768
Towa Pharmaceutical Co. Ltd.	8,100	172,301
Toyo Construction Co. Ltd.	22,300	160,456
Toyo Gosei Co. Ltd.	1,700	125,041
Toyo Ink South Carolina Holdings Co. Ltd.	11,500	171,240
Toyo Seikan Group Holdings Ltd.	44,800	484,574
Toyo Tanso Co. Ltd.	4,000	86,919
Toyo Tire Corp.	34,100	391,125
Toyobo Co. Ltd.	25,300	208,007
Toyoda Gosei Co. Ltd.	20,600	299,977
Toyota Boshoku Corp.	20,800	331,499
TPR Co. Ltd.	7,500	71,881
Trancom Co. Ltd.	2,300	119,840
Transcosmos, Inc.	7,700	181,538
TRE Holdings Corp.	13,300	212,785
Tri Chemical Laboratories, Inc.	8,200	154,007
Trusco Nakayama Corp.	14,600	227,679
TS tech Co. Ltd.	28,000	292,198
Tsubaki Nakashima Co. Ltd.	13,100	94,152
Tsubakimoto Chain Co.	8,000	182,677
Tsugami Corp.	12,100	112,681
Tsukishima Kikai Co. Ltd.	7,200	56,870
Tsumura & Co.	18,200	447,808
TV Asahi Corp.	6,800	77,672
Uacj Corp. (a)	9,900	165,627
Ube Corp.	32,200	499,255
Uchida Yoko Co. Ltd.	2,300	86,801
Ulvac, Inc.	14,100	552,507
Union Tool Co.	2,800	80,430
United Arrows Ltd.	6,700	90,075
United Super Markets Holdings, Inc.	16,600	140,447
United Urban Investment Corp.	940	1,028,487
Universal Entertainment Corp. (a)	7,600	135,981
USEN-NEXT HOLDINGS Co. Ltd.	4,700	77,144
Ushio, Inc.	30,500	395,450
UT Group Co. Ltd.	8,300	186,631
Uzabase, Inc. (a)	6,400	37,248
Valor Holdings Co. Ltd.	11,100	174,873
ValueCommerce Co. Ltd.	4,900	143,185
Vector, Inc.	9,100	87,027
Vision, Inc. (a)	9,300	92,710
Visional, Inc. (a)	4,000	220,127
VT Holdings Co. Ltd.	22,600	80,006
Wacoal Holdings Corp.	12,500	178,047
Wacom Co. Ltd.	47,300	341,988
Wakita & Co. Ltd.	10,600	88,203
WDB Holdings Co. Ltd.	2,800	58,836
WealthNavi, Inc. (a)(b)	7,200	93,646
Weathernews, Inc.	1,700	88,651
West Holdings Corp.	7,300	287,947
World Holdings Co. Ltd.	2,500	47,073
Xebio Holdings Co. Ltd.	7,500	52,973
YA-MAN Ltd.	9,400	89,595
YAMABIKO Corp.	10,400	112,915
Yamada Holdings Co. Ltd.	215,200	642,605
Yamaguchi Financial Group, Inc.	62,500	342,698
Yamato Kogyo Co. Ltd.	12,800	413,097
Yamazaki Baking Co. Ltd.	38,200	472,234
Yamazen Co. Ltd.	18,000	132,935
Yaoko Co. Ltd.	5,700	301,545
Yellow Hat Ltd.	10,200	127,419
Yodogawa Steel Works Ltd.	6,000	113,571
Yokogawa Bridge Holdings Corp.	10,100	148,122
Yokohama Rubber Co. Ltd.	37,500	502,073
Yokorei Co. Ltd.	14,000	93,570
Yokowo Co. Ltd.	5,300	104,006
YONEX Co. Ltd.	17,700	115,312
Yoshinoya Holdings Co. Ltd.	20,600	374,786
Yuasa Trading Co. Ltd.	5,100	113,789
Yukiguni Maitake Co. Ltd.	6,500	52,445
Yurtec Corp.	11,400	60,214
Zenkoku Hosho Co. Ltd.	16,300	572,067
Zenrin Co. Ltd.	9,900	72,003
Zensho Holdings Co. Ltd.	29,400	693,317
Zeon Corp.	41,100	437,664
ZERIA Pharmaceutical Co. Ltd.	7,900	120,877
Zojirushi Thermos	10,300	108,918
Zuken, Inc.	4,400	101,875

TOTAL JAPAN		225,163,463

Liechtenstein - 0.0%
Implantica AG SDR (a)	6,925	26,628
Liechtensteinische Landesbank AG	3,896	215,439

TOTAL LIECHTENSTEIN		242,067

Luxembourg - 0.8%
ADLER Group SA (b)(c)	24,121	183,743
Aperam SA	15,261	589,036
B&M European Value Retail SA	285,651	1,750,209
B&S Group SARL (c)	9,351	68,842
Grand City Properties SA	33,542	592,186
Millicom International Cellular SA (depository receipt) (a)(b)	32,112	723,957
NeoGames SA (a)	3,222	42,112
SES SA (France) (depositary receipt)	121,078	1,083,348
Shurgard Self Storage Europe SARL	8,440	488,394
Solutions 30 SE (a)(b)	27,042	156,816
Stabilus Se	7,820	368,333
Subsea 7 SA	72,219	591,928

TOTAL LUXEMBOURG		6,638,904

Malta - 0.1%
Kambi Group PLC (a)	7,805	124,328
Kindred Group PLC (depositary receipt)	72,648	636,933
Media and Games Invest PLC (a)(b)	28,383	91,332

TOTAL MALTA		852,593

Marshall Islands - 0.0%
Atlas Corp. (b)	27,329	337,786
Mauritius - 0.1%
Golden Agri-Resources Ltd.	2,027,700	473,745
Netherlands - 2.3%
Aalberts Industries NV	31,590	1,535,030
Accell Group NV (a)	8,051	486,353
Alfen Beheer BV (a)(c)	6,522	586,546
AMG Advanced Metallurgical Group NV	9,750	381,244
Arcadis NV	23,010	960,063
ASR Nederland NV	43,817	1,991,424
Basic-Fit NV (a)(c)	15,639	655,230
BE Semiconductor Industries NV	21,182	1,291,226
Boskalis Westminster	24,717	858,429
Brunel International NV	6,397	74,330
Cementir SpA	15,077	104,953
CM.com NV (a)	3,642	60,533
Corbion NV	18,887	654,817
COSMO Pharmaceuticals NV (a)	2,796	159,902
Eurocommercial Properties NV	13,304	321,903
Fastned BV unit(a)(b)	1,338	41,837
Flow Traders BV (c)	10,289	335,893
ForFarmers NV	11,507	35,303
Fugro NV (Certificaten Van Aandelen) (a)	32,592	399,263
Intertrust NV (a)(c)	28,586	589,877
Koninklijke BAM Groep NV (a)	83,883	232,175
Koninklijke Vopak NV	21,843	587,352
Meltwater Holding BV (a)	41,977	55,248
MFE-MediaForEurope NV	91,659	84,414
MFE-MediaForEurope NV Class A (a)(b)	96,042	58,645
NSI NV	6,230	243,697
NSI NV rights (a)(d)	6,230	7,361
OCI NV (a)	29,946	1,134,729
Pharming Group NV (a)(b)	201,320	164,839
PostNL NV	155,165	508,439
PostNL NV rights (a)(d)	155,165	52,381
RHI Magnesita NV	8,903	264,873
SBM Offshore NV	48,189	698,314
Sif Holdings NV	4,373	49,777
Signify NV (c)	40,711	1,722,384
Sligro Food Group NV (a)	7,692	180,541
Technip Energies NV	34,068	413,989
TKH Group NV (depositary receipt)	13,001	637,572
TomTom Group BV (a)	20,910	180,529
Van Lanschot NV (Bearer)	9,825	255,858
VastNed Retail NV	3,613	91,830
Wereldhave NV	10,813	176,362

TOTAL NETHERLANDS		19,325,465

New Zealand - 1.0%
Air New Zealand Ltd. (a)	177,225	100,581
Air New Zealand Ltd. rights 5/2/22 (a)	177,225	81,236
Argosy Property Ltd.	265,661	222,577
Chorus Ltd.	143,568	681,121
Contact Energy Ltd.	246,999	1,297,638
Fletcher Building Ltd.	246,222	980,830
Genesis Energy Ltd.	170,716	315,272
Goodman Property Trust	356,206	518,525
Infratil Ltd.	229,396	1,241,409
Kiwi Property Group Ltd.	495,443	337,919
Oceania Healthcare Ltd.	223,664	148,434
Precinct Properties New Zealand Ltd.	429,403	419,633
Pushpay Holdings Ltd. (a)	305,611	257,758
SKYCITY Entertainment Group Ltd.	240,077	448,500
Summerset Group Holdings Ltd.	69,470	523,246
Synlait Milk Ltd. (a)	34,007	77,528
The a2 Milk Co. Ltd. (a)	236,172	748,356
Z Energy Ltd.	164,253	400,838

TOTAL NEW ZEALAND		8,801,401

Norway - 2.2%
Aker ASA (A Shares)	8,212	669,367
Aker Carbon Capture A/S (a)	85,815	173,366
Aker Horizons Holding ASA (a)(b)	39,790	81,223
Aker Solutions ASA	77,664	268,357
Atea ASA	26,533	316,159
Atlantic Sapphire A/S (a)(b)	22,978	63,965
Austevoll Seafood ASA	28,803	456,674
Bonheur A/S	6,039	224,571
Borregaard ASA	29,988	572,017
Crayon Group Holding A/S (a)(c)	22,501	330,977
DNO ASA (A Shares)	138,586	210,089
Elkem ASA (c)	90,820	377,169
Elmera Group ASA (c)	30,643	69,152
Elopak ASA	38,208	56,908
Entra ASA (c)	20,117	331,683
Europris ASA (c)	50,072	254,429
Grieg Seafood ASA	16,118	240,126
Hexagon Composites ASA (a)	34,983	138,278
Hexagon Purus Holding A/S (a)	18,802	71,160
Kahoot! A/S (a)	84,600	203,927
Kongsberg Gruppen ASA	28,424	1,220,884
Leroy Seafood Group ASA	94,739	889,153
LINK Mobility Group Holding ASA (a)	55,337	89,414
MPC Container Ships ASA	84,099	250,319
NEL ASA (a)(b)	460,968	655,068
Nordic VLSI ASA (a)	55,045	1,094,363
Norway Royal Salmon ASA	3,477	91,190
Norwegian Air Shuttle A/S (a)	190,117	265,344
Nykode Therapeutics A/S (a)	40,690	159,016
Pexip Holding ASA (a)	23,058	50,569
Protector Forsikring ASA	18,204	205,418
Quantafuel ASA (a)(b)	36,401	60,138
REC Silicon ASA (a)	87,249	150,143
Salmar ASA	18,725	1,532,262
Scatec Solar AS (c)	37,604	454,506
Selvaag Bolig ASA	13,817	65,276
Sparebank 1 Oestlandet	12,789	187,143
Sparebank 1 Sr Bank ASA (primary capital certificate)	56,515	719,648
Sparebanken Midt-Norge	40,964	574,007
Sparebanken Nord-Norge	30,071	320,057
Storebrand ASA (A Shares)	149,809	1,301,270
TGS ASA	37,022	571,130
Tomra Systems ASA	37,563	1,477,181
Veidekke ASA	34,090	441,419
Volue A/S (a)	15,851	67,600
Wallenius Wilhelmsen ASA	33,411	209,714
XXL ASA (c)	43,786	45,802

TOTAL NORWAY		18,257,631

Portugal - 0.3%
Altri SGPS SA	22,812	151,397
Banco Comercial Portugues SA (Reg.) (a)	2,626,072	405,962
Corticeira Amorim SGPS SA	12,649	130,854
CTT Correios de Portugal SA	35,590	160,868
NOS SGPS	65,710	277,874
REN - Redes Energeticas Nacionais SGPS SA	126,868	386,709
Semapa Sociedade de Investimen	5,262	72,508
Sonae SGPS SA	284,791	307,458
The Navigator Co. SA	68,090	279,320

TOTAL PORTUGAL		2,172,950

Singapore - 2.2%
AEM Holdings Ltd.	89,200	305,471
AIMS APAC (REIT)	167,800	171,588
Ara Logos Logistics Trust	412,700	235,283
Ascendas India Trust	273,500	247,109
Ascott Residence Trust	626,300	520,320
CapitaRetail China Trust	365,600	307,187
CDL Hospitality Trusts unit	252,500	242,677
China Aviation Oil Singapore Corp. Ltd.	80,400	51,691
ComfortDelgro Corp. Ltd.	684,600	723,173
Cosco Shipping International Singapore (a)	364,400	64,447
Cromwell European (REIT)	97,290	232,286
ESR (REIT)	895,767	251,227
Far East Hospitality Trust unit	281,200	135,460
First Resources Ltd.	175,400	267,519
Frasers Centrepoint Trust	322,700	568,288
Frasers Hospitality Trust unit	253,100	117,537
Frasers Logistics & Industrial Trust	876,700	912,961
Frencken Group Ltd.	94,400	95,762
Haw Par Corp. Ltd.	38,600	324,882
Hutchison Port Holdings Trust	1,650,700	393,455
iFast Corp. Ltd.	43,800	157,282
Japfa Ltd.	134,000	58,177
Kenon Holdings Ltd.	7,651	442,470
Keppel (REIT)	589,300	516,278
Keppel DC (REIT)	433,500	646,257
Keppel Infrastructure Trust	1,108,000	442,415
Keppel Pacific Oak U.S. (REIT)	261,900	189,669
Lendlease Global Commercial (REIT)	361,716	206,614
Manulife U.S. REIT	454,600	283,219
Mapletree Greater China Commercial Trust	720,637	622,395
Mapletree Industrial (REIT)	641,918	1,206,216
Maxeon Solar Technologies Ltd. (a)(b)	7,868	91,111
Nanofilm Technologies International Ltd.	83,800	161,738
NetLink NBN Trust	986,400	711,557
Olam Group Ltd.	237,200	285,227
OUE Commercial (REIT)	687,500	205,487
Oue Ltd.	91,600	89,943
Parkway Life REIT	124,500	433,815
Prime U.S. (REIT)	166,113	122,381
Raffles Medical Group Ltd.	295,900	255,519
Riverstone Holdings Ltd.	164,200	114,213
Sasseur (REIT)	173,000	104,164
SATS Ltd. (a)	213,200	696,114
Sembcorp Industries Ltd.	310,800	658,214
Sembcorp Marine Ltd. (a)	4,463,200	349,962
Sheng Siong Group Ltd.	214,000	236,296
SIA Engineering Co. Ltd. (a)	89,000	170,925
Silverlake Axis Ltd. Class A	262,500	61,065
Singapore Post Ltd.	468,300	240,484
SPH REIT	308,700	217,638
Starhill Global (REIT)	455,831	195,154
StarHub Ltd.	192,300	174,423
Suntec (REIT)	636,200	840,464
Yangzijiang Financial Holding (a)	752,900	291,959
Yangzijiang Shipbuilding Holdings Ltd.	752,900	491,210
Yanlord Land Group Ltd.	185,500	162,527

TOTAL SINGAPORE		18,300,905

Spain - 2.0%
Acciona SA	7,796	1,526,046
Acerinox SA	51,261	539,739
Almirall SA	22,707	294,987
Applus Services SA	45,166	350,365
Atresmedia Corporacion de Medios de Comunicacion SA	28,622	109,489
Audax Renovables SA (b)	35,602	45,118
Banco de Sabadell SA	1,786,189	1,386,217
Bankinter SA	214,261	1,260,899
Cie Automotive SA	15,519	338,343
Compania de Distribucion Integral Logista Holdings SA	20,986	386,676
Construcciones y Auxiliar de Ferrocarriles	5,959	182,704
Corporacion Financiera Alba SA	5,582	329,866
Distribuidora Internacional de Alimentacion SA (a)	4,584,597	62,782
Ebro Foods SA	21,889	393,556
eDreams ODIGEO SA (a)	18,765	150,835
Ence Energia y Celulosa SA	46,725	175,031
Faes Farma SA	100,795	422,931
Fluidra SA	27,791	752,141
Gestamp Automocion SA (c)	54,674	178,592
Global Dominion Access SA (c)	28,245	116,787
Grenergy Renovables SA (a)	3,526	127,108
Grupo Catalana Occidente SA	13,259	381,922
Indra Sistemas SA (a)	41,827	426,243
Inmobiliaria Colonial SA	94,079	782,303
Laboratorios Farmaceuticos ROVI SA	6,195	423,002
Lar Espana Real Estate Socimi SA	17,991	94,291
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	206,149	296,157
MAPFRE SA (Reg.)	340,338	621,069
Mediaset Espana Comunicacion SA (a)	49,510	221,556
Melia Hotels International SA (a)	38,326	316,968
Merlin Properties Socimi SA	111,805	1,214,612
Metrovacesa SA (b)(c)	11,645	92,987
Miquel y Costas & Miquel SA	5,622	74,456
Neinor Homes SLU (c)	13,931	157,826
Pharma Mar SA	4,634	354,700
Prosegur Cash SA (c)	144,575	107,206
Prosegur Compania de Seguridad SA (Reg.)	69,369	143,569
Sacyr SA	132,135	355,920
Solaria Energia y Medio Ambiente SA (a)	23,663	525,098
Soltec Power Holdings SA (a)	11,536	49,293
Talgo SA (c)	21,869	88,355
Tecnicas Reunidas SA (a)	10,597	87,755
Unicaja Banco SA (c)	419,168	394,852
Viscofan Envolturas Celulosicas SA	12,488	689,392

TOTAL SPAIN		17,029,744

Sweden - 6.1%
AAK AB	57,387	995,708
AcadeMedia AB (c)	26,680	150,613
AddTech AB (B Shares)	82,489	1,455,138
AFRY AB (B Shares)	29,391	487,234
Alimak Group AB (c)	11,113	117,272
Ambea AB (c)	22,470	114,052
Arjo AB	68,212	512,058
Atrium Ljungberg AB (B Shares)	14,294	233,733
Attendo AB (a)(c)	33,403	90,331
Avanza Bank Holding AB	39,578	1,002,184
Axfood AB	33,363	987,276
Bactiguard Holding AB (a)	5,979	70,353
Beijer Alma AB (B Shares)	14,407	299,694
Beijer Ref AB (B Shares)	78,678	1,281,191
Betsson AB (B Shares)	34,541	212,183
BHG Group AB (a)	31,358	215,910
BICO Group AB (a)(b)	10,913	109,439
Bilia AB (A Shares)	22,729	315,204
Billerud AB	59,161	912,930
BioArctic AB (a)(c)	10,461	78,681
BioGaia AB	5,219	328,158
Biotage AB (A Shares)	21,030	435,637
Bonava AB	24,582	119,334
Boozt AB (a)(c)	15,593	163,734
Bravida Holding AB (c)	64,785	664,151
Bufab AB	8,420	279,336
Bure Equity AB	17,559	414,069
Calliditas Therapeutics AB (a)(b)	9,082	68,521
Camurus AB (a)	9,474	156,051
Castellum AB	82,879	1,641,282
Catena AB	9,113	475,745
Cellavision AB	4,522	141,979
Cibus Nordic Real Estate AB	11,364	262,812
Cint Group AB (a)	46,994	384,345
Clas Ohlson AB (B Shares)	12,276	139,369
Cloetta AB	67,140	169,665
Collector AB (a)	19,458	84,886
Coor Service Management Holding AB (c)	28,732	260,497
Corem Property Group AB	193,743	410,219
Creades AB (A Shares)	16,161	153,337
Desenio Group AB (a)	21,034	11,707
Dios Fastigheter AB	27,606	246,491
Dometic Group AB (c)	101,536	869,563
Duni AB (a)	10,410	95,266
Dustin Group AB (c)	21,612	155,289
Electrolux Professional AB	70,554	395,468
Elekta AB (B Shares)	117,048	788,350
Fabege AB	83,985	1,019,422
Fagerhult AB	25,150	126,226
Fingerprint Cards AB (a)(b)	87,541	100,825
Fortnox AB	153,980	817,340
Garo AB	8,677	129,865
Granges AB	33,561	275,632
Hansa Medical AB (a)	10,859	60,053
Hemnet Group AB	13,675	170,595
Hexatronic Group AB	9,542	403,704
HEXPOL AB (B Shares)	83,915	720,508
HMS Networks AB	8,382	343,074
Holmen AB (B Shares)	29,781	1,721,305
Hufvudstaden AB (A Shares)	35,258	456,843
Humble Group AB (a)	47,467	72,326
Indutrade AB	86,653	2,043,956
Instalco AB	65,705	405,523
Intrum AB	21,141	511,043
Investment AB Oresund	8,624	103,130
INVISIO AB	12,926	229,104
Inwido AB	16,465	227,314
JM AB (B Shares)	17,778	410,585
K-Fast Holding AB (a)	18,263	83,668
Karo Pharma AB (a)	17,772	102,121
Know IT AB	6,832	210,420
LeoVegas AB (c)	24,089	103,312
Lime Technologies AB	3,145	88,455
Lindab International AB	25,107	585,590
Loomis AB (B Shares)	23,770	592,247
Mekonomen AB	12,469	143,701
MIPS AB	8,266	587,047
Modern Times Group MTG AB (B Shares) (a)	33,042	349,448
Munters Group AB (c)	40,757	243,484
Mycronic AB	23,187	405,484
NCC AB (B Shares)	25,816	319,868
New Wave Group AB (B Shares)	12,531	218,798
Nobia AB	40,388	158,502
Nolato AB (B Shares)	65,390	452,589
Nordic Entertainment Group AB (B Shares) (a)	23,224	762,652
Nordnet AB	35,528	616,224
Nyfosa AB	57,294	631,473
OX2 AB (b)	25,824	189,861
Pandox AB (a)	29,205	406,897
Paradox Interactive AB	11,666	194,604
Peab AB	57,871	552,870
Platzer Fastigheter Holding AB	19,128	194,278
PowerCell Sweden AB (a)	14,809	216,362
Ratos AB (B Shares)	68,089	347,394
Re:NewCell AB (a)(b)	6,321	74,602
Resurs Holding AB (c)	41,062	119,437
RVRC Holding AB	12,477	96,098
Saab AB (B Shares)	23,166	979,897
Samhallsbyggnadsbolaget I Norden AB:
(B Shares) (b)	287,336	902,571
(D Shares)	48,702	127,761
SAS AB (a)(b)	1,146,502	118,855
Scandic Hotels Group AB (a)(c)	48,321	185,963
Sdiptech AB (a)	7,846	274,778
Sectra AB (B Shares)	42,506	536,228
Sedana Medical AB (a)	20,377	78,013
SkiStar AB	12,986	252,794
SSAB AB:
(A Shares)	82,928	526,685
(B Shares)	183,248	1,077,613
Stillfront Group AB (a)(b)	133,685	269,991
Storytel AB (a)(b)	12,928	93,535
Surgical Science Sweden AB (a)	10,424	198,396
Svolder AB (B Shares)	26,136	153,140
Sweco AB (B Shares)	63,358	894,180
Swedencare AB	27,370	307,616
Thule Group AB (c)	33,164	1,150,364
Tobii AB(a)	30,743	80,860
Tobii Dynavox AB (a)	28,294	73,262
Trelleborg AB (B Shares)	76,917	1,687,066
Troax Group AB	12,311	273,422
Vestum AB (a)	47,646	136,711
Vimian Group AB (b)	40,257	249,026
Vitec Software Group AB	9,088	457,961
Vitrolife AB	20,520	527,632
VNV Global AB (a)	29,842	124,453
Volati AB	6,267	88,019
Wallenstam AB (B Shares)	51,324	567,472
Wihlborgs Fastigheter AB	43,679	757,291
Xvivo Perfusion AB (a)	7,542	162,581

TOTAL SWEDEN		51,666,440

Switzerland - 4.8%
Allreal Holding AG	4,715	889,358
ALSO Holding AG	2,055	464,705
ams-OSRAM AG (a)	86,973	1,063,956
APG SGA SA	427	81,320
Arbonia AG	16,450	292,940
Aryzta AG (a)	313,546	291,952
Ascom Holding AG (Reg.)	10,238	90,579
Autoneum Holding AG	889	105,159
Banque Cantonale Vaudoise	9,512	803,886
Basilea Pharmaceutica AG (a)(b)	3,878	129,622
Belimo Holding AG (Reg.)	3,125	1,544,442
Bell Food Group AG	696	189,177
BKW AG	6,670	811,947
Bobst Group SA	2,609	220,065
Bossard Holding AG	1,784	386,205
Bucher Industries AG	2,104	758,566
Burckhardt Compression Holding AG	912	465,267
Burkhalter Holding AG	1,388	109,286
Bystronic AG	433	359,344
Cembra Money Bank AG	9,472	683,452
COLTENE Holding AG	946	89,742
Comet Holding AG	2,229	481,852
Daetwyler Holdings AG	2,404	772,970
DKSH Holding AG	11,366	975,941
Dorma Kaba Holding AG	928	430,729
Dufry AG (a)	23,057	917,719
EFG International	29,316	220,977
Emmi AG	676	670,028
Flughafen Zuerich AG (a)	6,334	1,071,071
Forbo Holding AG (Reg.)	339	496,255
Galenica AG (c)	15,841	1,166,492
Georg Fischer AG (Reg.)	26,020	1,412,108
Gurit-Heberlein AG (Bearer)	99	126,207
Helvetia Holding AG (Reg.)	11,772	1,512,782
Huber+Suhner AG	5,163	452,811
Idorsia Ltd. (a)(b)	36,525	623,423
Implenia AG (a)	4,090	92,480
INFICON Holding AG	545	496,209
Interroll Holding AG	204	618,404
Intershop Holding AG	360	234,425
Kardex AG	1,952	371,487
Komax Holding AG (Reg.)	1,155	303,394
Landis+Gyr Group AG	6,941	387,371
LEM Holding SA	144	331,730
Leonteq AG	2,996	203,823
Medacta Group SA (a)(c)	2,211	251,891
Medartis Holding AG (a)(c)	1,305	137,399
Medmix AG (c)	7,821	262,659
Metall Zug AG	61	127,125
Meyer Burger Technology AG (a)	759,164	359,721
Mobilezone Holding AG	12,735	206,207
Mobimo Holding AG	2,085	596,294
Molecular Partners AG (a)	6,622	53,436
Montana Aerospace AG (c)	8,246	125,712
OC Oerlikon Corp. AG (Reg.)	59,029	420,915
Orior AG	1,960	181,072
Peach Property Group AG	2,854	146,912
PolyPeptide Group AG (c)	4,739	414,709
PSP Swiss Property AG	14,534	1,831,748
Relief Therapeutics Holding AG (a)(b)	706,444	37,171
Rieter Holding AG (Reg.)	960	130,503
Schweiter Technologies AG	316	317,929
Sensirion Holding AG (a)(c)	3,004	360,284
SFS Group AG	5,370	672,502
Siegfried Holding AG	1,257	911,249
Sig Group AG	101,652	2,128,135
Softwareone Holding AG	30,043	406,196
St.Galler Kantonalbank AG	956	461,033
Stadler Rail AG (b)	15,790	573,672
Sulzer AG (Reg.)	5,951	445,894
Swiss Steel Holding AG (a)	290,393	82,403
Swissquote Group Holding SA	2,904	471,983
Tecan Group AG	4,019	1,207,781
TX Group AG	837	118,469
u-blox Holding AG (a)	2,137	177,534
V-ZUG Holding AG (a)	713	79,096
Valiant Holding AG	4,991	498,540
Valora Holding AG	1,179	192,776
Vetropack Holding AG	3,697	152,106
Vontobel Holdings AG	8,986	657,207
VZ Holding AG	4,490	334,163
Ypsomed Holding AG	1,001	143,048
Zehnder Group AG	3,079	240,764
Zur Rose Group AG (a)	2,828	347,091

TOTAL SWITZERLAND		40,464,987

United Kingdom - 14.9%
A.G. Barr PLC	28,289	205,782
AB Dynamics PLC	5,005	91,761
Abcam PLC (a)	69,078	1,071,894
Advanced Medical Solutions Group PLC	61,343	213,846
Airtel Africa PLC (c)	296,627	542,749
AJ Bell PLC	97,295	301,496
Alliance Pharma PLC	143,683	206,385
Alpha FX Group PLC	9,052	233,789
Alphawave IP Group PLC	83,973	158,719
AO World PLC (a)(b)	98,830	92,704
Argo Blockchain PLC (a)	151,094	122,849
Ascential PLC (a)	138,465	548,979
Ashmore Group PLC	146,319	404,492
ASOS PLC (a)	22,086	384,572
Assura PLC	930,079	767,356
Aston Martin Lagonda Global Holdings PLC (a)(c)	22,030	230,809
Auction Technology Group PLC (a)	26,552	292,188
Avacta Group PLC (a)(b)	80,039	121,782
Avast PLC (c)	213,165	1,498,164
Avon Protection PLC	9,788	129,534
Babcock International Group PLC (a)	79,790	304,635
Bakkavor Group PLC (c)	45,751	60,319
Balfour Beatty PLC	204,196	618,655
Bank of Georgia Group PLC	12,417	191,313
Beazley PLC	193,207	1,040,728
Bellway PLC	39,141	1,188,801
Biffa PLC (c)	96,482	418,466
Big Yellow Group PLC	55,442	1,001,946
Bodycote PLC	60,447	468,818
Brewin Dolphin Holding PLC	95,913	614,292
Bridgepoint Group Holdings Ltd. (c)	91,512	349,179
Britvic PLC	84,892	909,709
Bytes Technology Group PLC	68,034	378,201
Capita Group PLC (a)	531,602	158,645
Capital & Counties Properties PLC	228,385	471,881
Capricorn Energy PLC (a)	103,759	266,872
Carnival PLC (a)	47,769	748,934
Central Asia Metals PLC	55,516	186,006
Centrica PLC (a)	1,863,612	1,846,448
Ceres Power Holdings PLC (a)	30,039	274,092
Chemring Group PLC	89,196	389,516
Cineworld Group PLC (a)(b)	303,326	116,103
Civitas Social Housing PLC	196,378	210,453
Clarkson PLC	9,133	420,505
Clipper Logistics PLC	24,612	266,288
Close Brothers Group PLC	47,772	662,403
CLS Holdings PLC	57,848	147,840
CMC Markets PLC (c)	41,406	150,130
Coats Group PLC	459,092	405,864
Computacenter PLC	23,580	792,280
ContourGlobal PLC (c)	62,160	149,400
ConvaTec Group PLC (c)	511,220	1,352,325
Countryside Partnerships PLC (a)(c)	154,974	483,874
Craneware PLC	8,974	193,609
Cranswick PLC	16,731	665,297
Crest Nicholson Holdings PLC	81,200	255,494
Currys PLC	349,854	405,634
Custodian (REIT) PLC	133,422	167,259
CVS Group PLC	21,249	479,692
Dechra Pharmaceuticals PLC	34,360	1,557,036
Deliveroo PLC Class A (a)(c)	219,745	303,702
Derwent London PLC	32,012	1,214,597
Diploma PLC	39,534	1,355,968
Direct Line Insurance Group PLC	422,335	1,340,440
Diversified Gas & Oil PLC	254,838	385,024
Domino's Pizza UK & IRL PLC	128,178	555,210
dotdigital Group PLC	84,679	91,487
Dr. Martens Ltd.	142,158	371,689
Drax Group PLC	126,641	1,279,797
DS Smith PLC	435,449	1,789,376
Dunelm Group PLC	38,748	474,485
easyJet PLC (a)	96,377	667,844
Electrocomponents PLC	149,260	1,948,213
Elementis PLC (a)	183,662	278,981
EMIS Group PLC	17,992	299,898
Empiric Student Property PLC	190,304	218,205
Energean PLC (a)	36,881	542,162
Ergomed PLC (a)	11,559	170,548
Essentra PLC	95,244	373,256
Eurasia Mining PLC (a)	576,931	59,339
Euromoney Institutional Invest	34,515	425,602
FD Technologies PLC (a)	7,022	208,071
Ferrexpo PLC	92,890	190,744
Fever-Tree Drinks PLC	33,341	755,999
Firstgroup PLC (a)(b)	235,403	330,457
Forterra PLC (c)	72,171	225,630
Frasers Group PLC (a)	63,962	543,253
Frontier Developments PLC (a)	6,831	110,030
Funding Circle Holdings PLC (a)(c)	56,262	51,247
Future PLC	36,354	995,671
Games Workshop Group PLC	10,414	962,440
Gamma Communications PLC	25,834	385,059
GB Group PLC	71,338	516,988
Genuit Group PLC	79,044	446,214
Genus PLC	20,897	656,560
Grainger Trust PLC	234,476	872,197
Great Portland Estates PLC	72,127	612,641
Greatland Gold PLC (a)	1,286,470	214,755
Greggs PLC	32,342	943,608
Halfords Group PLC	62,850	178,843
Hammerson PLC	1,002,904	362,081
Harbour Energy PLC	131,490	824,574
Hays PLC	532,221	817,410
Helical PLC	35,096	190,849
Helios Towers PLC (a)	231,794	323,797
Hill & Smith Holdings PLC	25,463	440,393
Hochschild Mining PLC	105,425	154,866
Home (REIT) PLC	177,125	270,604
HomeServe PLC	96,185	1,182,088
Hotel Chocolat Group Ltd. (a)	17,327	81,399
Howden Joinery Group PLC	187,784	1,777,849
Hunting PLC	44,214	161,175
Ibstock PLC (c)	129,294	305,224
Ideagen PLC	83,183	243,594
IG Design Group PLC	24,474	20,678
IG Group Holdings PLC	123,218	1,259,297
IMI PLC	82,634	1,391,121
Impax Asset Management Group PLC	27,210	294,269
Inchcape PLC	121,919	1,090,891
Indivior PLC (a)	225,940	884,897
IntegraFin Holdings PLC	88,929	401,026
Intermediate Capital Group PLC	92,095	1,762,374
Investec PLC	220,821	1,300,612
IP Group PLC	313,992	323,775
IQE PLC (a)	240,954	90,228
ITM Power PLC (a)(b)	135,469	558,106
ITV PLC	1,148,480	1,060,568
J.D. Wetherspoon PLC (a)	30,506	277,199
Jet2 PLC (a)	51,150	785,510
John Wood Group PLC (a)	217,276	604,139
Johnson Service Group PLC (a)	140,502	193,206
Judges Scientific PLC	1,594	134,783
Jupiter Fund Management PLC	139,745	311,916
Just Group PLC	327,435	345,901
Kainos Group PLC	25,560	387,259
Keller Group PLC	23,059	242,996
Keywords Studios PLC	22,943	688,247
Kier Group PLC (a)	140,914	139,249
Learning Technologies Group PLC	186,227	304,700
Liontrust Asset Management PLC	19,340	280,693
Londonmetric Properity PLC	295,738	999,557
Luceco PLC (c)	25,352	60,671
LXI REIT PLC	288,241	535,045
Marks & Spencer Group PLC (a)	620,709	1,059,625
Marshalls PLC	63,180	483,489
Marston's PLC (a)	208,643	195,128
Mediclinic International PLC (London) (a)	128,187	594,267
Meggitt PLC (a)	247,369	2,398,222
Micro Focus International PLC	105,921	500,180
Mitchells & Butlers PLC (a)	84,801	241,567
Mitie Group PLC	450,025	303,382
Moneysupermarket.com Group PLC	170,099	372,629
Moonpig Group PLC (a)	48,851	117,388
Morgan Advanced Materials PLC	90,095	315,960
Morgan Sindall PLC	12,445	335,546
Naked Wines PLC (a)	18,537	83,894
National Express Group PLC Class L (a)	174,441	540,710
NCC Group Ltd.	97,485	221,269
Network International Holdings PLC (a)(c)	151,405	494,629
Ninety One PLC	108,180	360,452
Numis Corp. PLC	23,874	74,803
On The Beach Group PLC (a)(c)	52,209	149,754
OSB Group PLC	141,565	988,186
Oxford BioMedica PLC (a)	19,289	138,991
Pagegroup PLC	104,495	639,392
Pantheon Resources PLC (a)	164,576	254,198
Paragon Banking Group PLC	79,580	492,143
Pennon Group PLC	86,433	1,201,095
Pets At Home Group PLC	157,851	612,715
Polar Capital Holdings PLC	23,750	165,535
Premier Foods PLC	189,173	261,666
Primary Health Properties PLC	420,485	762,554
Provident Financial PLC	80,074	256,293
PZ Cussons PLC Class L	67,813	174,003
QinetiQ Group PLC	182,607	774,732
Quilter PLC (c)	530,540	873,950
Rank Group PLC (a)	81,466	109,434
Rathbone Brothers PLC	19,707	520,190
Reach PLC	93,780	191,110
Redde Northgate PLC	73,785	365,006
Redrow PLC	89,008	583,474
Renalytix AI PLC (a)	14,821	39,602
Renewi PLC (a)	25,258	217,176
Renishaw PLC	11,588	612,393
Restore PLC	38,835	215,817
Rightmove PLC	269,228	2,069,582
Rotork PLC	272,617	994,650
Royal Mail PLC	253,672	1,087,314
RWS Holdings PLC	92,170	504,792
S4 Capital PLC (a)	88,325	334,076
Sabre Insurance Group PLC (c)	78,862	206,612
Safestore Holdings PLC	66,910	1,052,613
Saga PLC (a)	33,119	92,039
Savills PLC	45,498	612,067
Secure Income (REIT) PLC	86,987	471,514
Senior Engineering Group PLC (a)	132,329	211,071
Serco Group PLC	384,516	727,152
Serica Energy PLC	50,789	223,131
Shaftesbury PLC	60,661	454,262
SIG PLC (a)	223,378	115,484
Smart Metering Systems PLC	39,826	411,935
Softcat PLC	37,693	665,707
Solgold PLC (a)	289,561	104,069
Spectris PLC	35,157	1,285,828
Spire Healthcare Group PLC (a)(c)	88,904	239,989
Spirent Communications PLC	199,064	575,571
SSP Group PLC (a)	240,252	709,134
Stagecoach Group PLC (a)	130,376	170,752
SThree PLC	40,017	184,475
Synthomer PLC	118,663	451,508
Target Healthcare (REIT) PLC	195,676	273,109
Tate & Lyle PLC	148,603	1,444,362
TBC Bank Group PLC	13,051	205,797
Team17 Group PLC (a)	33,195	180,790
Telecom Plus PLC	19,892	410,355
The Go-Ahead Group PLC (a)	13,627	161,677
The Gym Group PLC (a)(c)	50,516	120,956
The Restaurant Group PLC (a)	241,435	184,806
The Weir Group PLC	82,300	1,582,175
TI Fluid Systems PLC (c)	74,084	150,553
TORM PLC (a)	7,704	75,702
Trainline PLC (a)(c)	151,770	536,360
Travis Perkins PLC	70,320	1,072,550
Tritax Big Box REIT PLC	591,369	1,805,255
Trustpilot Group PLC (a)(c)	58,476	75,739
Tullow Oil PLC (a)	383,889	267,310
Tyman PLC	61,924	212,696
Ultra Electronics Holdings PLC	22,663	923,022
Unite Group PLC	107,552	1,522,959
Urban Logistics REIT PLC	148,222	345,397
Vesuvius PLC	68,488	278,441
Victoria PLC (a)	20,307	162,838
Victorian Plumbing PLC	36,991	27,768
Victrex PLC	27,455	626,065
Virgin Money UK PLC	411,362	892,489
Vistry Group PLC	70,657	737,170
Vivo Energy PLC (c)	139,986	253,098
Volex PLC	37,530	121,588
Volution Group PLC	62,455	318,122
Warehouse (REIT) PLC	127,236	254,319
Watkin Jones PLC	64,678	199,479
WH Smith PLC (a)	41,607	748,563
Wickes Group PLC	81,974	195,423
Workspace Group PLC	42,881	358,851
YouGov PLC	33,380	526,000
Young & Co.'s Brewery PLC Class A	7,073	122,853

TOTAL UNITED KINGDOM		126,222,351

United States of America - 0.1%
Coronado Global Resources, Inc. unit (c)	238,132	383,621
Nano-X Imaging Ltd. (a)(b)	10,568	97,120

TOTAL UNITED STATES OF AMERICA		480,741

TOTAL COMMON STOCKS
(Cost $1,018,811,728)		833,273,866

Nonconvertible Preferred Stocks - 0.2%
Germany - 0.2%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,747	135,949
Einhell Germany AG	534	109,848
Jungheinrich AG	15,350	375,431
Sixt SE Preference Shares	5,355	387,036
Sto SE & Co. KGaA	804	168,691

TOTAL GERMANY		1,176,955

Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	12,241	191,488
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,042,173)		1,368,443
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $495,446)(f)	500,000	493,933
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.32% (g)	3,043,021	3,043,630
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	22,551,699	22,553,954
TOTAL MONEY MARKET FUNDS
(Cost $25,597,584)		25,597,584
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $1,046,946,931)		860,733,826
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(13,145,787)
NET ASSETS - 100%		$847,588,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	139	June 2022	$13,876,370	$(473,892)	$(473,892)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,972,664 or 4.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $493,933.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$93,755	$170,640,044	$167,690,169	$3,038	$--	$--	$3,043,630	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	14,261,475	44,422,255	36,129,776	382,297	--	--	22,553,954	0.1%
Total	$14,355,230	$215,062,299	$203,819,945	$385,335	$--	$--	$25,597,584

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$36,426,632	$1,914,562	$34,512,070	$--
Consumer Discretionary	95,443,673	1,928,899	93,514,774	--
Consumer Staples	49,234,075	1,460,265	47,773,810	--
Energy	19,940,572	1,980,956	17,959,616	--
Financials	95,397,930	3,414,140	91,983,790	--
Health Care	49,116,436	324,937	48,791,499	--
Industrials	192,006,278	3,465,595	188,534,645	6,038
Information Technology	81,540,472	6,031,261	75,326,240	182,971
Materials	81,769,031	703,715	81,065,316	--
Real Estate	104,854,941	6,656,182	98,198,759	--
Utilities	28,912,269	1,707,039	27,205,230	--
Government Obligations	493,933	--	493,933	--
Money Market Funds	25,597,584	25,597,584	--	--
Total Investments in Securities:	$860,733,826	$55,185,135	$805,359,682	$189,009
Derivative Instruments:
Liabilities
Futures Contracts	$(473,892)	$(473,892)	$--	$--
Total Liabilities	$(473,892)	$(473,892)	$--	$--
Total Derivative Instruments:	$(473,892)	$(473,892)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(473,892)
Total Equity Risk	0	(473,892)
Total Value of Derivatives	$0	$(473,892)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statementof Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futurescontracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,638,478) — See accompanying schedule: Unaffiliated issuers (cost $1,021,349,347)	$835,136,242
Fidelity Central Funds (cost $25,597,584)	25,597,584
Total Investment in Securities (cost $1,046,946,931)		$860,733,826
Segregated cash with brokers for derivative instruments		240,588
Foreign currency held at value (cost $4,805,925)		4,641,685
Receivable for investments sold		1,042,331
Receivable for fund shares sold		41,376
Dividends receivable		4,509,749
Distributions receivable from Fidelity Central Funds		64,324
Receivable for daily variation margin on futures contracts		5,740
Prepaid expenses		161
Receivable from investment adviser for expense reductions		11,980
Total assets		871,291,760
Liabilities
Payable to custodian bank	$181,001
Payable for investments purchased
Regular delivery	177,015
Delayed delivery	100,466
Payable for fund shares redeemed	149,076
Accrued management fee	73,916
Other payables and accrued expenses	468,293
Collateral on securities loaned	22,553,954
Total liabilities		23,703,721
Net Assets		$847,588,039
Net Assets consist of:
Paid in capital		$1,027,842,814
Total accumulated earnings (loss)		(180,254,775)
Net Assets		$847,588,039
Net Asset Value, offering price and redemption price per share ($847,588,039 ÷ 102,108,249 shares)		$8.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$12,882,750
Interest		624
Income from Fidelity Central Funds (including $382,297 from security lending)		385,335
Income before foreign taxes withheld		13,268,709
Less foreign taxes withheld		(1,415,620)
Total income		11,853,089
Expenses
Management fee	$451,611
Custodian fees and expenses	87,209
Independent trustees' fees and expenses	1,462
Registration fees	25,805
Audit	28,208
Legal	517
Miscellaneous	659
Total expenses before reductions	595,471
Expense reductions	(143,142)
Total expenses after reductions		452,329
Net investment income (loss)		11,400,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,377,951
Foreign currency transactions	(238,294)
Futures contracts	(1,025,787)
Total net realized gain (loss)		113,870
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(181,395,220)
Assets and liabilities in foreign currencies	(314,571)
Futures contracts	(514,344)
Total change in net unrealized appreciation (depreciation)		(182,224,135)
Net gain (loss)		(182,110,265)
Net increase (decrease) in net assets resulting from operations		$(170,709,505)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	For the period May 27, 2021 (commencement of operations) through October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,400,760	$6,621,817
Net realized gain (loss)	113,870	(237,459)
Change in net unrealized appreciation (depreciation)	(182,224,135)	(4,830,874)
Net increase (decrease) in net assets resulting from operations	(170,709,505)	1,553,484
Distributions to shareholders	(11,052,522)	–
Share transactions
Proceeds from sales of shares	162,320,604	883,521,251
Reinvestment of distributions	11,052,043	–
Cost of shares redeemed	(17,441,354)	(11,655,962)
Net increase (decrease) in net assets resulting from share transactions	155,931,293	871,865,289
Total increase (decrease) in net assets	(25,830,734)	873,418,773
Net Assets
Beginning of period	873,418,773	–
End of period	$847,588,039	$873,418,773
Other Information
Shares
Sold	16,584,585	87,430,958
Issued in reinvestment of distributions	1,147,668	–
Redeemed	(1,907,764)	(1,147,198)
Net increase (decrease)	15,824,489	86,283,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Small Cap Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.12	.09
Net realized and unrealized gain (loss)	(1.81)	.03D
Total from investment operations	(1.69)	.12
Distributions from net investment income	(.13)	–
Total distributions	(.13)	–
Net asset value, end of period	$8.30	$10.12
Total ReturnE,F	(16.89)%	1.20%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.13%I	.19%I,J
Expenses net of fee waivers, if any	.10%I	.10%I
Expenses net of all reductions	.10%I	.10%I
Net investment income (loss)	2.53%I	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$847,588	$873,419
Portfolio turnover rateK	13%I	1%L

 A For the period May 27, 2021 (commencement of operations) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Audit fees are not annualized.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%.

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due futures contracts, foreign currency transactions, passive foreign investment company (PFIC), partnerships, capital loss carryforward and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,300,496
Gross unrealized depreciation	(223,896,416)
Net unrealized appreciation (depreciation)	$(189,595,920)
Tax cost	$1,049,855,854

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(51,760)
Total capital loss carryforward	$(51,760)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	216,938,096	60,126,402

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Small Cap Index Fund	$50

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Small Cap Index Fund	$40,262	$195	$7,140

9. Expense Reductions.

The investment adviser agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $143,142.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	62%	16%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Small Cap Index Fund	79%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI International Small Cap Index Fund	.10%
Actual		$1,000.00	$831.10	$.45
Hypothetical-C		$1,000.00	$1,024.30	$.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SCI-SANN-0622
1.9903807.100

Fidelity® SAI Japan Stock Index Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	98.4%
United States of America	1.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Toyota Motor Corp. (Automobiles)	5.5
Sony Group Corp. (Household Durables)	3.3
Keyence Corp. (Electronic Equipment & Components)	2.4
Mitsubishi UFJ Financial Group, Inc. (Banks)	2.1
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1.9
KDDI Corp. (Wireless Telecommunication Services)	1.6
Nintendo Co. Ltd. (Entertainment)	1.5
SoftBank Group Corp. (Wireless Telecommunication Services)	1.5
Recruit Holdings Co. Ltd. (Professional Services)	1.5
Shin-Etsu Chemical Co. Ltd. (Chemicals)	1.5
22.8

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	21.5
Consumer Discretionary	18.6
Information Technology	13.6
Financials	10.1
Health Care	9.3
Communication Services	8.5
Consumer Staples	6.6
Materials	4.8
Real Estate	3.5
Utilities	1.0
Energy	0.9

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.1%
Nippon Telegraph & Telephone Corp.	444,000	$13,084,396
Entertainment - 2.5%
Capcom Co. Ltd.	65,400	1,725,718
Koei Tecmo Holdings Co. Ltd.	21,800	668,497
Konami Holdings Corp.	34,600	2,127,671
Nexon Co. Ltd.	183,500	4,178,498
Nintendo Co. Ltd.	41,000	18,712,019
Square Enix Holdings Co. Ltd.	31,900	1,273,632
Toho Co. Ltd.	41,600	1,543,670
		30,229,705
Interactive Media & Services - 0.4%
Kakaku.com, Inc.	49,600	1,038,714
Z Holdings Corp.	995,400	3,907,780
		4,946,494
Media - 0.4%
CyberAgent, Inc.	150,300	1,587,899
Dentsu Group, Inc.	80,300	2,894,145
Hakuhodo DY Holdings, Inc.	86,800	1,024,376
		5,506,420
Wireless Telecommunication Services - 4.1%
KDDI Corp.	599,100	19,839,017
SoftBank Corp.	1,067,000	12,417,601
SoftBank Group Corp.	448,000	18,426,349
		50,682,967

TOTAL COMMUNICATION SERVICES		104,449,982

CONSUMER DISCRETIONARY - 18.6%
Auto Components - 2.0%
Aisin Seiki Co. Ltd.	54,700	1,589,066
Bridgestone Corp.	212,100	7,774,250
DENSO Corp.	161,000	9,812,187
Koito Manufacturing Co. Ltd.	38,800	1,423,748
Stanley Electric Co. Ltd.	48,300	832,842
Sumitomo Electric Industries Ltd.	280,200	3,012,383
		24,444,476
Automobiles - 8.2%
Honda Motor Co. Ltd.	605,600	15,929,432
Isuzu Motors Ltd.	216,600	2,526,809
Mazda Motor Corp. (a)	211,200	1,499,680
Nissan Motor Co. Ltd. (a)	862,300	3,452,259
Subaru Corp.	228,600	3,468,939
Suzuki Motor Corp.	136,800	4,123,852
Toyota Motor Corp.	3,939,300	67,494,825
Yamaha Motor Co. Ltd.	110,600	2,283,414
		100,779,210
Hotels, Restaurants & Leisure - 1.0%
McDonald's Holdings Co. (Japan) Ltd.	29,600	1,174,316
Oriental Land Co. Ltd.	74,300	11,239,374
		12,413,690
Household Durables - 4.6%
Iida Group Holdings Co. Ltd.	54,700	869,983
Open House Group Co. Ltd.	30,400	1,176,318
Panasonic Holdings Corp.	820,400	7,312,386
Rinnai Corp.	13,000	830,953
Sekisui Chemical Co. Ltd.	140,100	1,897,113
Sekisui House Ltd.	228,900	3,975,522
Sharp Corp.	79,600	673,520
Sony Group Corp.	468,500	40,432,058
		57,167,853
Internet & Direct Marketing Retail - 0.3%
Mercari, Inc. (a)	38,600	632,553
Rakuten Group, Inc.	322,900	2,269,950
ZOZO, Inc.	46,300	969,406
		3,871,909
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	74,200	5,023,559
SHIMANO, Inc.	27,500	4,872,573
Yamaha Corp.	49,800	1,902,707
		11,798,839
Multiline Retail - 0.3%
Pan Pacific International Holdings Ltd.	153,200	2,346,008
Ryohin Keikaku Co. Ltd.	93,900	843,892
		3,189,900
Specialty Retail - 1.2%
Fast Retailing Co. Ltd.	21,700	9,990,815
Hikari Tsushin, Inc.	7,800	913,327
Nitori Holdings Co. Ltd.	29,800	3,065,805
USS Co. Ltd.	81,500	1,356,816
		15,326,763

TOTAL CONSUMER DISCRETIONARY		228,992,640

CONSUMER STAPLES - 6.6%
Beverages - 1.1%
Asahi Group Holdings	169,500	6,388,937
ITO EN Ltd.	19,900	817,801
Kirin Holdings Co. Ltd.	305,600	4,454,953
Suntory Beverage & Food Ltd.	51,600	2,033,092
		13,694,783
Food & Staples Retailing - 1.7%
AEON Co. Ltd.	242,900	4,616,376
Cosmos Pharmaceutical Corp.	7,400	682,188
Kobe Bussan Co. Ltd.	50,800	1,238,469
Lawson, Inc.	18,600	684,112
Seven & i Holdings Co. Ltd.	279,900	12,376,316
Tsuruha Holdings, Inc.	14,700	751,288
Welcia Holdings Co. Ltd.	35,000	717,467
		21,066,216
Food Products - 1.3%
Ajinomoto Co., Inc.	173,400	4,505,201
Kikkoman Corp.	54,000	3,034,863
Meiji Holdings Co. Ltd.	45,400	2,263,051
Nisshin Seifun Group, Inc.	73,500	979,816
Nissin Food Holdings Co. Ltd.	23,600	1,641,678
Toyo Suisan Kaisha Ltd.	32,900	1,015,832
Yakult Honsha Co. Ltd.	47,700	2,469,936
		15,910,377
Household Products - 0.5%
Lion Corp.	83,300	858,276
Unicharm Corp.	149,900	5,215,321
		6,073,597
Personal Products - 1.4%
Kao Corp.	176,400	7,069,843
Kobayashi Pharmaceutical Co. Ltd.	19,800	1,350,255
Kose Corp.	12,400	1,272,997
Pola Orbis Holdings, Inc.	34,000	391,990
Shiseido Co. Ltd.	148,600	7,024,537
		17,109,622
Tobacco - 0.6%
Japan Tobacco, Inc.	445,800	7,583,859

TOTAL CONSUMER STAPLES		81,438,454

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings, Inc.	1,140,000	4,011,222
Idemitsu Kosan Co. Ltd.	77,500	2,042,518
INPEX Corp.	380,200	4,523,686
		10,577,426
FINANCIALS - 10.1%
Banks - 5.1%
Chiba Bank Ltd.	196,900	1,134,792
Concordia Financial Group Ltd.	404,400	1,471,654
Japan Post Bank Co. Ltd.	153,200	1,155,785
Mitsubishi UFJ Financial Group, Inc.	4,440,500	25,814,299
Mizuho Financial Group, Inc.	896,100	10,881,081
Resona Holdings, Inc.	765,400	3,328,288
Shizuoka Bank Ltd.	165,800	1,072,738
Sumitomo Mitsui Financial Group, Inc.	485,000	14,653,764
Sumitomo Mitsui Trust Holdings, Inc.	125,500	3,895,209
		63,407,610
Capital Markets - 1.0%
Daiwa Securities Group, Inc.	536,600	2,629,946
Japan Exchange Group, Inc.	189,300	2,818,754
Nomura Holdings, Inc.	1,141,100	4,393,756
SBI Holdings, Inc. Japan	91,000	2,035,408
		11,877,864
Diversified Financial Services - 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	245,200	1,103,271
ORIX Corp.	453,700	8,275,021
Tokyo Century Corp.	13,700	421,989
		9,800,281
Insurance - 3.2%
Dai-ichi Mutual Life Insurance Co.	373,400	7,476,969
Japan Post Holdings Co. Ltd.	909,800	6,379,390
Japan Post Insurance Co. Ltd.	74,200	1,199,799
MS&AD Insurance Group Holdings, Inc.	165,400	4,923,506
Sompo Holdings, Inc.	116,200	4,730,501
T&D Holdings, Inc.	196,900	2,530,252
Tokio Marine Holdings, Inc.	233,200	12,608,821
		39,849,238

TOTAL FINANCIALS		124,934,993

HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 2.7%
ASAHI INTECC Co. Ltd.	80,700	1,559,442
Hoya Corp.	137,300	13,625,946
Olympus Corp.	410,200	7,219,983
Sysmex Corp.	62,300	4,086,729
Terumo Corp.	239,800	7,137,682
		33,629,782
Health Care Providers & Services - 0.1%
Medipal Holdings Corp.	68,100	1,121,498
Health Care Technology - 0.4%
M3, Inc.	163,900	5,233,974
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	691,600	10,530,106
Chugai Pharmaceutical Co. Ltd.	249,500	7,476,309
Daiichi Sankyo Kabushiki Kaisha	650,900	16,388,956
Eisai Co. Ltd.	88,100	3,836,837
Kyowa Hakko Kirin Co., Ltd.	100,300	2,114,001
Nippon Shinyaku Co. Ltd.	18,300	1,237,699
Ono Pharmaceutical Co. Ltd.	137,400	3,529,882
Otsuka Holdings Co. Ltd.	145,000	4,872,354
Santen Pharmaceutical Co. Ltd.	133,900	1,089,234
Shionogi & Co. Ltd.	98,400	5,473,591
Sumitomo Dainippon Pharma Co., Ltd.	66,500	592,356
Taisho Pharmaceutical Holdings Co. Ltd.	14,200	559,309
Takeda Pharmaceutical Co. Ltd.	587,800	17,055,926
		74,756,560

TOTAL HEALTH CARE		114,741,814

INDUSTRIALS - 21.5%
Air Freight & Logistics - 0.3%
SG Holdings Co. Ltd.	118,900	2,095,337
Yamato Holdings Co. Ltd.	108,300	2,026,509
		4,121,846
Airlines - 0.2%
Ana Holdings, Inc. (a)	59,400	1,119,729
Japan Airlines Co. Ltd. (a)	53,600	884,908
		2,004,637
Building Products - 1.6%
AGC, Inc.	71,800	2,691,740
Daikin Industries Ltd.	92,500	14,135,638
LIXIL Group Corp.	98,900	1,739,485
Toto Ltd.	52,600	1,772,557
		20,339,420
Commercial Services & Supplies - 0.8%
Dai Nippon Printing Co. Ltd.	82,500	1,724,088
Secom Co. Ltd.	78,000	5,487,650
Sohgo Security Services Co., Ltd.	26,500	736,139
Toppan, Inc.	97,400	1,609,991
		9,557,868
Construction & Engineering - 0.5%
Kajima Corp.	166,900	1,860,014
Obayashi Corp.	241,200	1,658,767
SHIMIZU Corp.	205,000	1,074,945
Taisei Corp.	70,900	1,920,539
		6,514,265
Electrical Equipment - 1.6%
Fuji Electric Co. Ltd.	47,100	2,065,369
Mitsubishi Electric Corp.	678,000	7,101,570
Nidec Corp.	166,100	10,738,217
		19,905,156
Industrial Conglomerates - 1.9%
Hitachi Ltd.	359,700	17,059,300
Toshiba Corp.	144,800	6,013,302
		23,072,602
Machinery - 5.0%
Daifuku Co. Ltd.	37,600	2,311,974
FANUC Corp.	71,200	10,909,837
Hino Motors Ltd.	106,700	550,785
Hitachi Construction Machinery Co. Ltd.	40,000	905,654
Hoshizaki Corp.	20,200	1,279,516
Komatsu Ltd.	325,300	7,321,359
Kubota Corp.	381,600	6,482,877
Kurita Water Industries Ltd.	36,700	1,252,069
Makita Corp.	83,200	2,459,129
Minebea Mitsumi, Inc.	134,800	2,586,295
Misumi Group, Inc.	105,600	2,647,849
Mitsubishi Heavy Industries Ltd.	119,100	4,072,047
Miura Co. Ltd.	32,600	680,939
NGK Insulators Ltd.	94,300	1,268,488
SMC Corp.	21,300	10,313,895
Toyota Industries Corp.	54,500	3,268,737
Yaskawa Electric Corp.	89,200	3,028,828
		61,340,278
Marine - 0.6%
Mitsui OSK Lines Ltd.	127,800	2,991,942
Nippon Yusen KK	60,000	4,328,640
		7,320,582
Professional Services - 1.7%
Benefit One, Inc.	29,700	450,324
Nihon M&A Center Holdings, Inc.	112,500	1,385,304
Persol Holdings Co. Ltd.	65,900	1,307,432
Recruit Holdings Co. Ltd.	504,000	18,285,933
		21,428,993
Road & Rail - 2.4%
Central Japan Railway Co.	53,600	6,747,446
East Japan Railway Co.	112,300	5,856,084
Hankyu Hanshin Holdings, Inc.	85,000	2,243,286
Keio Corp.	38,200	1,465,068
Keisei Electric Railway Co.	48,000	1,176,934
Kintetsu Group Holdings Co. Ltd. (a)	63,700	1,826,359
Nippon Express Holdings, Inc.	28,500	1,670,977
Odakyu Electric Railway Co. Ltd.	109,500	1,658,165
Tobu Railway Co. Ltd.	70,100	1,575,720
Tokyu Corp.	185,700	2,270,890
West Japan Railway Co.	81,600	3,028,909
		29,519,838
Trading Companies & Distributors - 4.9%
Itochu Corp.	441,600	13,327,921
Marubeni Corp.	581,200	6,344,160
Mitsubishi Corp.	469,100	15,750,278
Mitsui & Co. Ltd.	579,600	14,035,482
MonotaRO Co. Ltd.	93,100	1,599,277
Sumitomo Corp.	418,400	6,620,612
Toyota Tsusho Corp.	78,900	2,834,660
		60,512,390

TOTAL INDUSTRIALS		265,637,875

INFORMATION TECHNOLOGY - 13.6%
Electronic Equipment & Components - 5.5%
Azbil Corp.	45,800	1,390,583
Hamamatsu Photonics K.K.	52,100	2,331,119
Hirose Electric Co. Ltd.	12,100	1,535,175
Ibiden Co. Ltd.	39,200	1,464,977
Keyence Corp.	72,300	29,064,907
Kyocera Corp.	119,200	6,258,829
Murata Manufacturing Co. Ltd.	213,400	12,720,240
OMRON Corp.	68,900	4,061,936
Shimadzu Corp.	88,000	2,876,910
TDK Corp.	144,400	4,460,765
Yokogawa Electric Corp.	84,800	1,351,923
		67,517,364
IT Services - 2.6%
Fujitsu Ltd.	73,000	11,033,889
GMO Payment Gateway, Inc.	15,600	1,308,839
ITOCHU Techno-Solutions Corp.	35,700	835,944
NEC Corp.	91,200	3,538,183
Nomura Research Institute Ltd.	124,800	3,528,898
NTT Data Corp.	234,400	4,321,847
OBIC Co. Ltd.	25,900	3,826,449
Otsuka Corp.	42,300	1,386,260
SCSK Corp.	58,000	922,103
TIS, Inc.	79,300	1,781,028
		32,483,440
Semiconductors & Semiconductor Equipment - 3.5%
Advantest Corp.	74,100	5,057,184
Disco Corp.	10,700	2,618,830
Lasertec Corp.	28,000	3,740,839
Renesas Electronics Corp. (a)	468,200	4,999,425
ROHM Co. Ltd.	32,500	2,270,478
Sumco Corp.	123,600	1,780,046
Tokyo Electron Ltd.	55,500	23,418,042
		43,884,844
Software - 0.3%
Oracle Corp. Japan	14,300	918,938
Trend Micro, Inc.	49,700	2,771,119
		3,690,057
Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	87,700	1,524,191
Canon, Inc.	371,600	8,550,206
FUJIFILM Holdings Corp.	133,800	7,355,154
Ricoh Co. Ltd.	249,000	1,818,176
Seiko Epson Corp.	103,900	1,463,694
		20,711,421

TOTAL INFORMATION TECHNOLOGY		168,287,126

MATERIALS - 4.8%
Chemicals - 3.7%
Asahi Kasei Corp.	466,000	3,823,386
JSR Corp.	75,600	2,052,927
Kansai Paint Co. Ltd.	65,800	906,193
Mitsubishi Chemical Holdings Corp.	475,600	2,900,040
Mitsubishi Gas Chemical Co., Inc.	58,700	857,194
Mitsui Chemicals, Inc.	68,400	1,562,796
Nippon Paint Holdings Co. Ltd.	308,200	2,441,356
Nippon Sanso Holdings Corp.	56,300	1,013,146
Nissan Chemical Corp.	45,100	2,382,300
Nitto Denko Corp.	52,800	3,543,987
Shin-Etsu Chemical Co. Ltd.	131,600	18,086,381
Sumitomo Chemical Co. Ltd.	553,400	2,353,170
Toray Industries, Inc.	515,100	2,441,205
Tosoh Corp.	96,600	1,333,903
		45,697,984
Metals & Mining - 1.0%
Hitachi Metals Ltd. (a)	79,700	1,243,694
JFE Holdings, Inc.	182,600	2,232,970
Nippon Steel & Sumitomo Metal Corp.	317,700	5,044,628
Sumitomo Metal Mining Co. Ltd.	91,800	4,026,050
		12,547,342
Paper & Forest Products - 0.1%
Oji Holdings Corp.	301,400	1,427,733

TOTAL MATERIALS		59,673,059

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Daiwa House REIT Investment Corp.	819	1,993,448
GLP J-REIT	1,585	2,138,759
Japan Real Estate Investment Corp.	463	2,240,855
Japan Retail Fund Investment Corp.	2,596	2,063,376
Nippon Building Fund, Inc.	552	2,865,602
Nippon Prologis REIT, Inc.	767	2,122,880
Nomura Real Estate Master Fund, Inc.	1,576	1,978,730
ORIX JREIT, Inc.	974	1,316,576
		16,720,226
Real Estate Management & Development - 2.1%
Daito Trust Construction Co. Ltd.	24,300	2,340,379
Daiwa House Industry Co. Ltd.	210,400	5,058,057
Hulic Co. Ltd.	142,600	1,204,029
Mitsubishi Estate Co. Ltd.	439,400	6,400,555
Mitsui Fudosan Co. Ltd.	340,700	7,220,713
Nomura Real Estate Holdings, Inc.	44,100	1,074,529
Sumitomo Realty & Development Co. Ltd.	115,000	3,050,775
		26,349,037

TOTAL REAL ESTATE		43,069,263

UTILITIES - 1.0%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	239,300	2,415,749
Kansai Electric Power Co., Inc.	261,500	2,292,309
Tokyo Electric Power Co., Inc. (a)	567,100	1,957,491
		6,665,549
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	139,300	2,510,661
Tokyo Gas Co. Ltd.	139,200	2,666,300
		5,176,961

TOTAL UTILITIES		11,842,510

TOTAL COMMON STOCKS
(Cost $1,463,606,799)		1,213,645,142
	Principal Amount	Value

Government Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (b)	$400,000	$395,147
(Cost $396,357)
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.32% (c)
(Cost $1,756,401)	1,756,050	1,756,401
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $1,465,759,557)		1,215,796,690
NET OTHER ASSETS (LIABILITIES) - 1.5%		18,112,770
NET ASSETS - 100%		$1,233,909,460

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	189	June 2022	$19,464,342	$156,509	$156,509

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $395,147.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$1,114,474	$10,687,955	$10,046,028	$1,236	$--	$--	$1,756,401	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	1,042,500	2,098,845	3,141,345	1,631	--	--	--	0.0%
Total	$2,156,974	$12,786,800	$13,187,373	$2,867	$--	$--	$1,756,401

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$104,449,982	$--	$104,449,982	$--
Consumer Discretionary	228,992,640	--	228,992,640	--
Consumer Staples	81,438,454	--	81,438,454	--
Energy	10,577,426	--	10,577,426	--
Financials	124,934,993	--	124,934,993	--
Health Care	114,741,814	--	114,741,814	--
Industrials	265,637,875	--	265,637,875	--
Information Technology	168,287,126	--	168,287,126	--
Materials	59,673,059	--	59,673,059	--
Real Estate	43,069,263	--	43,069,263	--
Utilities	11,842,510	--	11,842,510	--
Government Obligations	395,147	--	395,147	--
Money Market Funds	1,756,401	1,756,401	--	--
Total Investments in Securities:	$1,215,796,690	$1,756,401	$1,214,040,289	$--
Derivative Instruments:
Assets
Futures Contracts	$156,509	$156,509	$--	$--
Total Assets	$156,509	$156,509	$--	$--
Total Derivative Instruments:	$156,509	$156,509	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$156,509	$0
Total Equity Risk	156,509	0
Total Value of Derivatives	$156,509	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,464,003,156)	$1,214,040,289
Fidelity Central Funds (cost $1,756,401)	1,756,401
Total Investment in Securities (cost $1,465,759,557)		$1,215,796,690
Segregated cash with brokers for derivative instruments		623,580
Cash		1
Foreign currency held at value (cost $4,772,918)		4,565,358
Dividends receivable		13,489,556
Distributions receivable from Fidelity Central Funds		411
Prepaid expenses		336
Total assets		1,234,475,932
Liabilities
Accrued management fee	$106,354
Payable for daily variation margin on futures contracts	407,917
Other payables and accrued expenses	52,201
Total liabilities		566,472
Net Assets		$1,233,909,460
Net Assets consist of:
Paid in capital		$1,503,870,376
Total accumulated earnings (loss)		(269,960,916)
Net Assets		$1,233,909,460
Net Asset Value, offering price and redemption price per share ($1,233,909,460 ÷ 145,630,685 shares)		$8.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$18,851,193
Income from Fidelity Central Funds (including $1,631 from security lending)		2,867
Income before foreign taxes withheld		18,854,060
Less foreign taxes withheld		(1,882,535)
Total income		16,971,525
Expenses
Management fee	$739,127
Custodian fees and expenses	55,104
Independent trustees' fees and expenses	2,541
Registration fees	(8,808)
Audit	29,303
Legal	1,001
Interest	9,980
Miscellaneous	1,210
Total expenses		829,458
Net investment income (loss)		16,142,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(28,901,166)
Foreign currency transactions	(755,653)
Futures contracts	(1,592,525)
Total net realized gain (loss)		(31,249,344)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(220,976,221)
Assets and liabilities in foreign currencies	(787,449)
Futures contracts	482,869
Total change in net unrealized appreciation (depreciation)		(221,280,801)
Net gain (loss)		(252,530,145)
Net increase (decrease) in net assets resulting from operations		$(236,388,078)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	For the period May 27, 2021 (commencement of operations) through October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,142,067	$13,920,681
Net realized gain (loss)	(31,249,344)	(1,532,130)
Change in net unrealized appreciation (depreciation)	(221,280,801)	(29,570,942)
Net increase (decrease) in net assets resulting from operations	(236,388,078)	(17,182,391)
Distributions to shareholders	(16,387,030)	–
Share transactions
Proceeds from sales of shares	–	1,742,860,150
Reinvestment of distributions	16,387,030	–
Cost of shares redeemed	(250,000,000)	(5,380,221)
Net increase (decrease) in net assets resulting from share transactions	(233,612,970)	1,737,479,929
Total increase (decrease) in net assets	(486,388,078)	1,720,297,538
Net Assets
Beginning of period	1,720,297,538	–
End of period	$1,233,909,460	$1,720,297,538
Other Information
Shares
Sold	–	169,437,550
Issued in reinvestment of distributions	1,622,478	–
Redeemed	(24,930,249)	(499,094)
Net increase (decrease)	(23,307,771)	168,938,456

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Japan Stock Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.11	.10
Net realized and unrealized gain (loss)	(1.72)	.08D
Total from investment operations	(1.61)	.18
Distributions from net investment income	(.10)	–
Total distributions	(.10)	–
Net asset value, end of period	$8.47	$10.18
Total ReturnE	(16.00)%	1.80%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.11%H	.14%H,I
Expenses net of fee waivers, if any	.11%H	.14%H,I
Expenses net of all reductions	.11%H	.14%H,I
Net investment income (loss)	2.18%H	2.27%H,I
Supplemental Data
Net assets, end of period (000 omitted)	$1,233,909	$1,720,298
Portfolio turnover rateJ	3%H	- %K,L

 A For the period May 27, 2021 (commencement of operations) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Audit fees are not annualized.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,318,258
Gross unrealized depreciation	(268,815,159)
Net unrealized appreciation (depreciation)	$(250,496,901)
Tax cost	$1,466,450,100

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(89)
Long-term	(92,727)
Total capital loss carryforward	$(92,816)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	20,194,544	263,120,535

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Japan Stock Index Fund	Borrower	$76,740,889.32%		$6,043

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Japan Stock Index Fund	$74

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Japan Stock Index Fund	$172	$–	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Japan Stock Index Fund	$248,660,000.57%		$3,937

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	12%	88%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI Japan Stock Index Fund	.11%
Actual		$1,000.00	$840.00	$.50
Hypothetical-C		$1,000.00	$1,024.25	$.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

JSI-SANN-0622
1.9901433.100

Fidelity® Series International Index Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.3
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.2
BHP Group Ltd. (Australia, Metals & Mining)	1.1
14.2

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	16.9
Industrials	14.3
Health Care	12.9
Consumer Discretionary	11.0
Consumer Staples	10.2
Materials	8.4
Information Technology	8.0
Communication Services	4.8
Energy	4.1
Utilities	3.8
Real Estate	2.4

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	21.2%
United Kingdom	14.2%
Switzerland	10.2%
France	10.1%
Australia	7.8%
Germany	7.8%
Netherlands	5.3%
United States of America*	3.3%
Sweden	3.2%
Other	16.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 7.8%
Ampol Ltd.	4,315	$101,451
APA Group unit	21,364	171,662
Aristocrat Leisure Ltd.	10,908	253,091
ASX Ltd.	3,506	211,972
Aurizon Holdings Ltd.	33,340	94,156
Australia & New Zealand Banking Group Ltd.	51,047	971,383
BHP Group Ltd.	91,670	3,063,193
BlueScope Steel Ltd.	8,953	127,272
Brambles Ltd.	25,974	191,800
Cochlear Ltd.	1,191	191,831
Coles Group Ltd.	24,152	317,566
Commonwealth Bank of Australia	30,899	2,245,848
Computershare Ltd.	9,839	173,462
Crown Ltd. (a)	6,762	61,224
CSL Ltd.	8,669	1,654,481
Dexus unit	19,474	152,259
Dominos Pizza Enterprises Ltd.	1,097	57,506
Endeavour Group Ltd.	24,281	132,916
Evolution Mining Ltd.	33,194	93,926
Fortescue Metals Group Ltd.	30,666	463,458
Goodman Group unit	30,447	506,757
IDP Education Ltd.	3,779	70,106
Insurance Australia Group Ltd.	44,638	142,542
Lendlease Group unit	12,472	106,840
Macquarie Group Ltd.	6,137	883,501
Medibank Private Ltd.	49,875	112,076
Mineral Resources Ltd.	3,078	125,069
Mirvac Group unit	71,375	120,630
National Australia Bank Ltd.	59,256	1,352,737
Newcrest Mining Ltd.	16,122	302,761
Northern Star Resources Ltd.	20,036	137,723
Orica Ltd.	7,379	84,791
Origin Energy Ltd.	31,896	152,563
Qantas Airways Ltd. (a)	16,775	65,000
QBE Insurance Group Ltd.	26,737	230,668
Ramsay Health Care Ltd.	3,312	187,947
REA Group Ltd.	956	85,646
Reece Ltd.	5,265	63,968
Rio Tinto Ltd.	6,723	531,815
Santos Ltd.	58,264	325,583
Scentre Group unit	93,975	195,798
SEEK Ltd.	6,084	119,218
Sonic Healthcare Ltd.	8,247	212,989
South32 Ltd.	84,465	281,297
Stockland Corp. Ltd. unit	43,213	125,077
Suncorp Group Ltd.	22,864	183,575
Tabcorp Holdings Ltd.	40,271	154,005
Telstra Corp. Ltd.	75,001	212,902
The GPT Group unit	34,677	123,273
Transurban Group unit	55,581	558,123
Treasury Wine Estates Ltd.	13,070	103,406
Vicinity Centres unit	70,050	91,402
Washington H. Soul Pattinson & Co. Ltd.	3,920	76,386
Wesfarmers Ltd.	20,529	710,367
Westpac Banking Corp.	66,430	1,112,038
WiseTech Global Ltd.	2,649	82,126
Woodside Petroleum Ltd.	17,558	381,994
Woolworths Group Ltd.	21,945	593,680

TOTAL AUSTRALIA		21,636,836

Austria - 0.2%
Erste Group Bank AG	6,225	193,820
OMV AG	2,667	136,331
Raiffeisen International Bank-Holding AG	2,679	30,496
Verbund AG	1,233	131,795
Voestalpine AG	2,090	54,388

TOTAL AUSTRIA		546,830

Bailiwick of Jersey - 0.9%
Experian PLC	16,713	577,173
Ferguson PLC	4,004	502,299
Glencore Xstrata PLC	179,585	1,106,543
WPP PLC	21,137	263,470

TOTAL BAILIWICK OF JERSEY		2,449,485

Belgium - 0.8%
Ageas	3,112	148,914
Anheuser-Busch InBev SA NV	15,726	904,866
Colruyt NV	973	35,729
ELIA GROUP SA/NV	559	88,981
Groupe Bruxelles Lambert SA	1,979	186,739
KBC Group NV	4,526	307,912
Proximus	2,823	49,341
Sofina SA	279	85,502
Solvay SA Class A	1,341	126,104
UCB SA	2,289	260,197
Umicore SA	3,569	137,205

TOTAL BELGIUM		2,331,490

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	12,081	81,226
Hongkong Land Holdings Ltd.	20,830	97,171
Jardine Matheson Holdings Ltd.	3,875	205,254

TOTAL BERMUDA		383,651

Cayman Islands - 0.7%
Budweiser Brewing Co. APAC Ltd. (b)	31,180	77,582
Chow Tai Fook Jewellery Group Ltd.	36,200	60,697
CK Asset Holdings Ltd.	36,226	245,581
CK Hutchison Holdings Ltd.	48,556	340,762
ESR Cayman Ltd. (a)(b)	35,823	108,745
Futu Holdings Ltd. ADR (a)(c)	922	29,495
Grab Holdings Ltd. (a)	19,653	57,976
Melco Crown Entertainment Ltd. sponsored ADR (a)	3,990	22,823
Sands China Ltd. (a)	44,062	97,120
Sea Ltd. ADR (a)	5,794	479,511
SITC International Holdings Co. Ltd.	24,000	79,787
WH Group Ltd. (b)	151,077	104,334
Wharf Real Estate Investment Co. Ltd.	29,814	140,501
Xinyi Glass Holdings Ltd.	33,050	73,133

TOTAL CAYMAN ISLANDS		1,918,047

Denmark - 2.7%
A.P. Moller - Maersk A/S:
Series A	58	164,177
Series B	104	301,000
Ambu A/S Series B	2,959	38,948
Carlsberg A/S Series B	1,819	231,073
Chr. Hansen Holding A/S	1,911	148,885
Coloplast A/S Series B	2,153	290,071
Danske Bank A/S	12,494	191,644
Demant A/S (a)	1,961	86,173
DSV A/S	3,695	605,802
Genmab A/S (a)	1,190	418,454
GN Store Nord A/S	2,253	84,554
Novo Nordisk A/S Series B	30,494	3,483,216
Novozymes A/S Series B	3,721	259,389
ORSTED A/S (b)	3,426	379,020
Pandora A/S	1,812	159,105
Rockwool International A/S Series B	148	41,393
Tryg A/S	6,531	155,288
Vestas Wind Systems A/S	18,287	466,337

TOTAL DENMARK		7,504,529

Finland - 1.2%
Elisa Corp. (A Shares)	2,573	150,833
Fortum Corp.	8,043	133,722
Kesko Oyj	4,944	124,472
Kone OYJ (B Shares)	6,156	295,966
Neste OYJ	7,660	328,682
Nokia Corp.	97,628	494,981
Nordea Bank ABP	58,048	578,743
Orion Oyj (B Shares)	1,923	75,425
Sampo Oyj (A Shares)	9,032	438,571
Stora Enso Oyj (R Shares)	10,535	207,324
UPM-Kymmene Corp.	9,665	334,334
Wartsila Corp.	8,573	68,840

TOTAL FINLAND		3,231,893

France - 10.1%
Accor SA (a)	3,076	101,058
Aeroports de Paris SA (a)	537	75,959
Air Liquide SA	8,581	1,484,585
Alstom SA	5,745	126,277
Amundi SA (b)	1,102	66,263
Arkema SA	1,111	126,592
AXA SA	35,253	932,619
bioMerieux SA	750	71,401
BNP Paribas SA	20,367	1,056,057
Bollore SA	15,980	74,570
Bouygues SA	4,155	142,862
Bureau Veritas SA	5,326	152,998
Capgemini SA	2,903	590,990
Carrefour SA	11,239	238,352
CNP Assurances	3,110	68,341
Compagnie de St. Gobain	9,162	534,495
Compagnie Generale des Etablissements Michelin SCA Series B	3,072	380,498
Covivio	941	67,016
Credit Agricole SA	22,388	241,747
Danone SA	11,828	715,254
Dassault Aviation SA	455	76,351
Dassault Systemes SA	12,039	532,417
Edenred SA	4,519	226,954
EDF SA	11,162	101,474
Eiffage SA	1,507	148,814
Engie SA (c)	33,072	390,265
EssilorLuxottica SA	5,205	886,140
Eurazeo SA	726	55,785
Faurecia SA	2,206	47,954
Gecina SA	831	93,611
Getlink SE	7,961	145,679
Hermes International SCA	573	706,542
Ipsen SA	683	70,802
Kering SA	1,358	722,554
Klepierre SA	3,679	88,059
L'Oreal SA	4,544	1,653,152
La Francaise des Jeux SAEM (b)	1,726	64,451
Legrand SA	4,844	429,247
LVMH Moet Hennessy Louis Vuitton SE	5,027	3,253,149
Orange SA	36,112	429,928
Orpea	952	34,046
Pernod Ricard SA	3,793	782,815
Publicis Groupe SA	4,126	247,711
Remy Cointreau SA	412	81,672
Renault SA (a)	3,479	85,005
Safran SA	6,189	664,689
Sanofi SA	20,591	2,176,364
Sartorius Stedim Biotech	501	163,942
Schneider Electric SA	9,789	1,404,419
SEB SA	501	60,164
Societe Generale Series A	14,678	352,772
Sodexo SA	1,601	120,436
Teleperformance	1,064	381,881
Thales SA	1,932	247,344
TotalEnergies SE	45,422	2,230,355
Ubisoft Entertainment SA (a)	1,699	76,817
Valeo SA	4,172	75,852
Veolia Environnement SA	11,869	346,297
VINCI SA	9,751	946,177
Vivendi SA	14,033	161,177
Wendel SA	485	48,323
Worldline SA (a)(b)	4,316	169,810

TOTAL FRANCE		28,229,330

Germany - 7.3%
adidas AG	3,447	695,119
Allianz SE	7,396	1,668,790
BASF AG	16,631	875,838
Bayer AG	17,789	1,171,780
Bayerische Motoren Werke AG (BMW)	5,995	489,586
Bechtle AG	1,482	68,483
Beiersdorf AG	1,824	183,203
Brenntag SE	2,798	215,903
Carl Zeiss Meditec AG	729	91,566
Commerzbank AG (a)	18,136	118,398
Continental AG	1,992	136,534
Covestro AG (b)	3,498	150,608
Daimler Truck Holding AG (a)	7,451	200,393
Delivery Hero AG (a)(b)	2,953	103,807
Deutsche Bank AG	37,423	374,205
Deutsche Borse AG	3,441	599,059
Deutsche Lufthansa AG (a)	10,815	80,459
Deutsche Post AG	17,945	766,655
Deutsche Telekom AG	58,680	1,080,954
E.ON AG	40,656	423,105
Evonik Industries AG	3,796	99,290
Fresenius Medical Care AG & Co. KGaA	3,712	230,838
Fresenius SE & Co. KGaA	7,580	267,937
GEA Group AG	2,779	108,177
Hannover Reuck SE	1,092	169,730
HeidelbergCement AG	2,693	155,137
HelloFresh AG (a)	2,992	126,125
Henkel AG & Co. KGaA	1,909	121,147
Infineon Technologies AG	23,647	671,178
KION Group AG	1,307	72,703
Knorr-Bremse AG	1,314	93,707
Lanxess AG	1,484	57,366
LEG Immobilien AG	1,319	135,238
Mercedes-Benz Group AG (Germany)	15,498	1,081,779
Merck KGaA	2,340	434,134
MTU Aero Engines AG	967	195,011
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,537	604,163
Nemetschek Se	1,046	83,005
Puma AG	1,911	140,609
Rational AG	93	56,734
RWE AG	11,632	482,954
SAP SE	18,909	1,916,352
Scout24 AG (b)	1,512	95,631
Siemens AG	13,852	1,703,173
Siemens Energy AG	7,236	139,382
Siemens Healthineers AG (b)	5,107	273,071
Symrise AG	2,404	286,062
Telefonica Deutschland Holding AG	19,285	58,000
Uniper SE	1,656	42,567
United Internet AG	1,780	57,264
Volkswagen AG	588	127,515
Vonovia SE	13,359	532,236
Zalando SE (a)(b)	4,032	158,644

TOTAL GERMANY		20,271,304

Hong Kong - 2.1%
AIA Group Ltd.	219,045	2,151,845
BOC Hong Kong (Holdings) Ltd.	67,210	243,291
CLP Holdings Ltd.	29,736	290,175
Galaxy Entertainment Group Ltd.	39,635	226,164
Hang Lung Properties Ltd.	36,400	69,618
Hang Seng Bank Ltd.	13,876	245,681
Henderson Land Development Co. Ltd.	26,140	105,711
Hong Kong & China Gas Co. Ltd.	202,697	223,559
Hong Kong Exchanges and Clearing Ltd.	21,767	923,334
Link (REIT)	37,808	326,577
MTR Corp. Ltd.	28,111	149,357
New World Development Co. Ltd.	27,305	104,436
Power Assets Holdings Ltd.	25,303	170,258
Sino Land Ltd.	61,121	80,789
Sun Hung Kai Properties Ltd.	23,680	272,725
Swire Pacific Ltd. (A Shares)	8,856	50,443
Swire Properties Ltd.	21,565	51,682
Techtronic Industries Co. Ltd.	24,792	330,926

TOTAL HONG KONG		6,016,571

Ireland - 0.7%
CRH PLC	13,990	552,953
DCC PLC (United Kingdom)	1,786	135,323
Flutter Entertainment PLC (Ireland) (a)	3,017	303,177
James Hardie Industries PLC CDI	8,061	232,385
Kerry Group PLC Class A	2,882	318,071
Kingspan Group PLC (Ireland)	2,791	259,806
Smurfit Kappa Group PLC	4,457	188,334

TOTAL IRELAND		1,990,049

Isle of Man - 0.1%
Entain PLC (a)	10,615	199,459
Israel - 0.7%
Azrieli Group	769	66,559
Bank Hapoalim BM (Reg.)	20,568	192,067
Bank Leumi le-Israel BM	26,307	278,118
Check Point Software Technologies Ltd. (a)	1,924	242,982
CyberArk Software Ltd. (a)	720	113,141
Elbit Systems Ltd. (Israel)	480	104,697
Icl Group Ltd.	12,790	141,268
InMode Ltd. (a)	899	22,574
Israel Discount Bank Ltd. (Class A)	22,351	133,209
Kornit Digital Ltd. (a)	843	56,060
Mizrahi Tefahot Bank Ltd.	2,554	95,230
NICE Ltd. (a)	1,143	235,275
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	19,970	173,939
Wix.com Ltd. (a)	1,031	77,799

TOTAL ISRAEL		1,932,918

Italy - 1.7%
Amplifon SpA	2,252	89,843
Assicurazioni Generali SpA	20,040	379,419
Atlantia SpA	8,966	213,889
DiaSorin SpA	456	59,732
Enel SpA	147,279	957,740
Eni SpA	45,702	638,859
FinecoBank SpA	11,038	153,443
Infrastrutture Wireless Italiane SpA (b)	6,094	65,025
Intesa Sanpaolo SpA	299,029	609,337
Mediobanca SpA	11,232	112,577
Moncler SpA	3,716	193,580
Nexi SpA (a)(b)	9,487	93,048
Poste Italiane SpA (b)	9,455	92,651
Prysmian SpA	4,613	150,037
Recordati SpA	1,892	91,172
Snam SpA	36,510	200,243
Telecom Italia SpA	183,180	53,492
Terna - Rete Elettrica Naziona	25,479	207,809
UniCredit SpA	38,291	354,386

TOTAL ITALY		4,716,282

Japan - 21.2%
Advantest Corp.	3,633	247,945
AEON Co. Ltd.	11,791	224,091
AGC, Inc.	3,494	130,988
Aisin Seiki Co. Ltd.	2,674	77,681
Ajinomoto Co., Inc.	8,483	220,402
Ana Holdings, Inc. (a)	2,863	53,969
Asahi Group Holdings	8,262	311,418
ASAHI INTECC Co. Ltd.	3,926	75,866
Asahi Kasei Corp.	22,693	186,189
Astellas Pharma, Inc.	33,713	513,305
Azbil Corp.	2,207	67,009
Bandai Namco Holdings, Inc.	3,637	246,236
Benefit One, Inc.	1,400	21,227
Bridgestone Corp.	10,384	380,612
Brother Industries Ltd.	4,274	74,280
Canon, Inc.	18,071	415,799
Capcom Co. Ltd.	3,194	84,280
Central Japan Railway Co.	2,640	332,337
Chiba Bank Ltd.	9,705	55,933
Chubu Electric Power Co., Inc.	11,695	118,062
Chugai Pharmaceutical Co. Ltd.	12,122	363,238
Concordia Financial Group Ltd.	19,726	71,785
Cosmos Pharmaceutical Corp.	334	30,791
CyberAgent, Inc.	7,272	76,828
Dai Nippon Printing Co. Ltd.	4,005	83,697
Dai-ichi Mutual Life Insurance Co.	18,211	364,657
Daifuku Co. Ltd.	1,870	114,984
Daiichi Sankyo Kabushiki Kaisha	31,746	799,330
Daikin Industries Ltd.	4,517	690,278
Daito Trust Construction Co. Ltd.	1,209	116,441
Daiwa House Industry Co. Ltd.	10,250	246,412
Daiwa House REIT Investment Corp.	40	97,360
Daiwa Securities Group, Inc.	26,156	128,194
DENSO Corp.	7,822	476,714
Dentsu Group, Inc.	3,963	142,833
Disco Corp.	548	134,123
East Japan Railway Co.	5,502	286,912
Eisai Co. Ltd.	4,321	188,184
ENEOS Holdings, Inc.	55,514	195,332
FANUC Corp.	3,521	539,516
Fast Retailing Co. Ltd.	1,097	505,066
Fuji Electric Co. Ltd.	2,311	101,339
FUJIFILM Holdings Corp.	6,500	357,313
Fujitsu Ltd.	3,528	533,254
GLP J-REIT	77	103,902
GMO Payment Gateway, Inc.	769	64,519
Hakuhodo DY Holdings, Inc.	4,280	50,511
Hamamatsu Photonics K.K.	2,541	113,692
Hankyu Hanshin Holdings, Inc.	4,175	110,185
Hikari Tsushin, Inc.	390	45,666
Hino Motors Ltd.	5,079	26,218
Hirose Electric Co. Ltd.	553	70,161
Hitachi Construction Machinery Co. Ltd.	1,983	44,898
Hitachi Ltd.	17,525	831,149
Hitachi Metals Ltd. (a)	3,847	60,031
Honda Motor Co. Ltd.	29,538	776,954
Hoshizaki Corp.	984	62,329
Hoya Corp.	6,728	667,701
Hulic Co. Ltd.	6,900	58,259
Ibiden Co. Ltd.	1,977	73,884
Idemitsu Kosan Co. Ltd.	3,807	100,334
Iida Group Holdings Co. Ltd.	2,637	41,941
INPEX Corp.	18,510	220,235
Isuzu Motors Ltd.	10,526	122,794
ITO EN Ltd.	989	40,643
Itochu Corp.	21,550	650,400
ITOCHU Techno-Solutions Corp.	1,765	41,329
Japan Airlines Co. Ltd. (a)	2,637	43,536
Japan Exchange Group, Inc.	9,263	137,930
Japan Post Bank Co. Ltd. (c)	7,462	56,295
Japan Post Holdings Co. Ltd.	44,303	310,646
Japan Post Insurance Co. Ltd.	3,567	57,678
Japan Real Estate Investment Corp.	23	111,317
Japan Retail Fund Investment Corp.	126	100,148
Japan Tobacco, Inc.	21,708	369,292
JFE Holdings, Inc.	8,920	109,080
JSR Corp.	3,641	98,872
Kajima Corp.	8,154	90,872
Kakaku.com, Inc.	2,424	50,763
Kansai Electric Power Co., Inc.	12,780	112,029
Kansai Paint Co. Ltd.	3,191	43,946
Kao Corp.	8,606	344,915
KDDI Corp.	29,200	966,949
Keio Corp.	1,873	71,834
Keisei Electric Railway Co.	2,319	56,861
Keyence Corp.	3,505	1,409,025
Kikkoman Corp.	2,642	148,483
Kintetsu Group Holdings Co. Ltd. (a)	3,087	88,508
Kirin Holdings Co. Ltd.	14,874	216,829
Kobayashi Pharmaceutical Co. Ltd.	981	66,899
Kobe Bussan Co. Ltd.	2,505	61,070
Koei Tecmo Holdings Co. Ltd.	1,048	32,137
Koito Manufacturing Co. Ltd.	1,872	68,692
Komatsu Ltd.	15,868	357,133
Konami Holdings Corp.	1,655	101,772
Kose Corp.	556	57,080
Kubota Corp.	18,643	316,720
Kurita Water Industries Ltd.	1,765	60,215
Kyocera Corp.	5,838	306,536
Kyowa Hakko Kirin Co., Ltd.	4,847	102,159
Lasertec Corp.	1,325	177,022
Lawson, Inc.	885	32,550
Lion Corp.	4,077	42,007
LIXIL Group Corp.	4,843	85,180
M3, Inc.	7,938	253,492
Makita Corp.	4,073	120,385
Marubeni Corp.	28,372	309,698
Mazda Motor Corp. (a)	10,272	72,939
McDonald's Holdings Co. (Japan) Ltd.	1,514	60,065
Medipal Holdings Corp.	3,296	54,280
Meiji Holdings Co. Ltd.	2,191	109,215
Mercari, Inc. (a)	1,843	30,202
Minebea Mitsumi, Inc.	6,611	126,840
Misumi Group, Inc.	5,167	129,559
Mitsubishi Chemical Holdings Corp.	23,147	141,142
Mitsubishi Corp.	22,835	766,697
Mitsubishi Electric Corp.	33,056	346,238
Mitsubishi Estate Co. Ltd.	21,384	311,492
Mitsubishi Gas Chemical Co., Inc.	2,870	41,911
Mitsubishi Heavy Industries Ltd.	5,812	198,713
Mitsubishi UFJ Financial Group, Inc.	216,421	1,258,137
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,078	54,345
Mitsui & Co. Ltd.	28,229	683,588
Mitsui Chemicals, Inc.	3,310	75,627
Mitsui Fudosan Co. Ltd.	16,641	352,685
Mitsui OSK Lines Ltd.	6,200	145,149
Miura Co. Ltd.	1,550	32,376
Mizuho Financial Group, Inc.	43,699	530,624
MonotaRO Co. Ltd.	4,522	77,679
MS&AD Insurance Group Holdings, Inc.	8,043	239,418
Murata Manufacturing Co. Ltd.	10,361	617,593
NEC Corp.	4,435	172,060
Nexon Co. Ltd.	8,914	202,982
NGK Insulators Ltd.	4,641	62,429
Nidec Corp.	8,049	520,361
Nihon M&A Center Holdings, Inc.	5,496	67,677
Nintendo Co. Ltd.	1,987	906,848
Nippon Building Fund, Inc.	27	140,165
Nippon Express Holdings, Inc.	1,423	83,432
Nippon Paint Holdings Co. Ltd.	15,005	118,860
Nippon Prologis REIT, Inc.	37	102,408
Nippon Sanso Holdings Corp.	2,750	49,488
Nippon Shinyaku Co. Ltd.	875	59,180
Nippon Steel & Sumitomo Metal Corp.	15,482	245,832
Nippon Telegraph & Telephone Corp.	21,645	637,864
Nippon Yusen KK	2,955	213,186
Nissan Chemical Corp.	2,207	116,580
Nissan Motor Co. Ltd. (a)	42,064	168,405
Nisshin Seifun Group, Inc.	3,620	48,258
Nissin Food Holdings Co. Ltd.	1,106	76,936
Nitori Holdings Co. Ltd.	1,435	147,632
Nitto Denko Corp.	2,563	172,031
Nomura Holdings, Inc.	55,585	214,028
Nomura Real Estate Holdings, Inc.	2,193	53,434
Nomura Real Estate Master Fund, Inc.	77	96,677
Nomura Research Institute Ltd.	6,039	170,761
NTT Data Corp.	11,445	211,022
Obayashi Corp.	11,793	81,102
OBIC Co. Ltd.	1,216	179,651
Odakyu Electric Railway Co. Ltd.	5,293	80,152
Oji Holdings Corp.	14,655	69,421
Olympus Corp.	19,953	351,195
OMRON Corp.	3,311	195,197
Ono Pharmaceutical Co. Ltd.	6,721	172,666
Open House Group Co. Ltd.	1,500	58,042
Oracle Corp. Japan	664	42,670
Oriental Land Co. Ltd.	3,634	549,716
ORIX Corp.	22,104	403,154
ORIX JREIT, Inc.	48	64,883
Osaka Gas Co. Ltd.	6,736	121,406
Otsuka Corp.	2,075	68,002
Otsuka Holdings Co. Ltd.	7,054	237,032
Pan Pacific International Holdings Ltd.	7,494	114,758
Panasonic Holdings Corp.	40,009	356,608
Persol Holdings Co. Ltd.	3,200	63,487
Pola Orbis Holdings, Inc.	1,748	20,153
Rakuten Group, Inc.	15,746	110,693
Recruit Holdings Co. Ltd.	24,573	891,548
Renesas Electronics Corp. (a)	22,803	243,490
Resona Holdings, Inc.	37,277	162,096
Ricoh Co. Ltd.	12,125	88,536
Rinnai Corp.	662	42,315
ROHM Co. Ltd.	1,546	108,005
Ryohin Keikaku Co. Ltd.	4,604	41,377
Santen Pharmaceutical Co. Ltd.	6,509	52,949
SBI Holdings, Inc. Japan	4,397	98,348
SCSK Corp.	2,858	45,437
Secom Co. Ltd.	3,849	270,794
Seiko Epson Corp.	5,044	71,057
Sekisui Chemical Co. Ltd.	6,798	92,053
Sekisui House Ltd.	11,134	193,375
Seven & i Holdings Co. Ltd.	13,659	603,959
SG Holdings Co. Ltd.	5,837	102,864
Sharp Corp.	3,860	32,661
Shimadzu Corp.	4,274	139,726
SHIMANO, Inc.	1,324	234,592
SHIMIZU Corp.	10,023	52,557
Shin-Etsu Chemical Co. Ltd.	6,394	878,756
Shionogi & Co. Ltd.	4,841	269,285
Shiseido Co. Ltd.	7,269	343,616
Shizuoka Bank Ltd.	8,299	53,695
SMC Corp.	996	482,284
SoftBank Corp.	52,013	605,320
SoftBank Group Corp.	21,824	897,626
Sohgo Security Services Co., Ltd.	1,321	36,696
Sompo Holdings, Inc.	5,659	230,378
Sony Group Corp.	22,813	1,968,787
Square Enix Holdings Co. Ltd.	1,555	62,085
Stanley Electric Co. Ltd.	2,311	39,849
Subaru Corp.	11,128	168,864
Sumco Corp.	6,049	87,116
Sumitomo Chemical Co. Ltd.	26,926	114,495
Sumitomo Corp.	20,375	322,407
Sumitomo Dainippon Pharma Co., Ltd.	3,235	28,816
Sumitomo Electric Industries Ltd.	13,644	146,684
Sumitomo Metal Mining Co. Ltd.	4,486	196,741
Sumitomo Mitsui Financial Group, Inc.	23,687	715,678
Sumitomo Mitsui Trust Holdings, Inc.	6,155	191,036
Sumitomo Realty & Development Co. Ltd.	5,622	149,143
Suntory Beverage & Food Ltd.	2,532	99,763
Suzuki Motor Corp.	6,718	202,515
Sysmex Corp.	3,080	202,041
T&D Holdings, Inc.	9,596	123,313
Taisei Corp.	3,416	92,533
Taisho Pharmaceutical Holdings Co. Ltd.	714	28,123
Takeda Pharmaceutical Co. Ltd.	28,678	832,137
TDK Corp.	7,051	217,818
Terumo Corp.	11,680	347,657
TIS, Inc.	3,872	86,963
Tobu Railway Co. Ltd.	3,415	76,763
Toho Co. Ltd.	2,090	77,555
Tokio Marine Holdings, Inc.	11,356	614,004
Tokyo Century Corp.	673	20,730
Tokyo Electric Power Co., Inc. (a)	27,625	95,355
Tokyo Electron Ltd.	2,750	1,160,353
Tokyo Gas Co. Ltd.	6,815	130,538
Tokyu Corp.	9,017	110,267
Toppan, Inc.	4,738	78,318
Toray Industries, Inc.	25,102	118,966
Toshiba Corp.	7,044	292,526
Tosoh Corp.	4,727	65,273
Toto Ltd.	2,535	85,426
Toyo Suisan Kaisha Ltd.	1,647	50,853
Toyota Industries Corp.	2,641	158,399
Toyota Motor Corp.	191,990	3,289,501
Toyota Tsusho Corp.	3,857	138,571
Trend Micro, Inc.	2,420	134,932
Tsuruha Holdings, Inc.	760	38,842
Unicharm Corp.	7,274	253,077
USS Co. Ltd.	3,968	66,059
Welcia Holdings Co. Ltd.	1,755	35,976
West Japan Railway Co.	3,970	147,362
Yakult Honsha Co. Ltd.	2,314	119,820
Yamaha Corp.	2,423	92,576
Yamaha Motor Co. Ltd.	5,372	110,909
Yamato Holdings Co. Ltd.	5,312	99,398
Yaskawa Electric Corp.	4,298	145,941
Yokogawa Electric Corp.	4,179	66,624
Z Holdings Corp.	48,517	190,470
ZOZO, Inc.	2,282	47,779

TOTAL JAPAN		59,164,660

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	11,568	337,296
Aroundtown SA	18,080	90,916
Eurofins Scientific SA	2,434	226,211
InPost SA (a)	3,769	23,107
Tenaris SA	8,549	130,647

TOTAL LUXEMBOURG		808,177

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	47,254	46,642
HKT Trust/HKT Ltd. unit	68,292	97,815
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	2,258	159,358

TOTAL MULTI-NATIONAL		303,815

Netherlands - 5.3%
ABN AMRO Bank NV rights (a)(d)	7,654	4,926
ABN AMRO Group NV GDR (b)	7,654	95,148
Adyen BV (a)(b)	359	602,148
AEGON NV	32,408	168,025
AerCap Holdings NV (a)	2,438	113,879
Airbus Group NV	10,675	1,168,613
Akzo Nobel NV	3,394	294,418
Argenx SE (a)	830	239,130
ASM International NV (Netherlands)	848	254,817
ASML Holding NV (Netherlands)	7,484	4,247,458
CNH Industrial NV	18,531	262,516
Davide Campari Milano NV	9,461	106,750
Euronext NV (b)	1,551	124,269
EXOR NV	1,963	136,222
Ferrari NV (Italy)	2,283	480,696
Heineken Holding NV	2,085	162,760
Heineken NV (Bearer)	4,693	458,089
IMCD NV	1,032	164,318
ING Groep NV (Certificaten Van Aandelen)	70,688	669,713
JDE Peet's BV	1,853	54,514
Just Eat Takeaway.com NV (a)(b)	3,272	88,876
Koninklijke Ahold Delhaize NV	18,934	558,477
Koninklijke DSM NV	3,165	532,067
Koninklijke KPN NV	60,822	209,872
Koninklijke Philips Electronics NV	16,612	434,090
NN Group NV	4,891	239,569
Prosus NV	16,897	814,920
QIAGEN NV (Germany) (a)	4,180	192,769
Randstad NV	2,165	114,483
Stellantis NV (Italy)	36,870	495,004
STMicroelectronics NV (France)	12,367	456,925
Universal Music Group NV	13,131	304,723
Wolters Kluwer NV	4,754	480,072
Wolters Kluwer NV rights (a)(d)	4,754	5,166

TOTAL NETHERLANDS		14,735,422

New Zealand - 0.2%
Auckland International Airport Ltd. (a)	22,637	113,706
Fisher & Paykel Healthcare Corp.	10,448	143,578
Mercury Nz Ltd.	12,223	47,389
Meridian Energy Ltd.	23,300	70,717
Ryman Healthcare Group Ltd.	7,871	46,583
Spark New Zealand Ltd.	33,779	106,833
Xero Ltd. (a)	2,424	159,844

TOTAL NEW ZEALAND		688,650

Norway - 0.7%
Adevinta ASA Class B (a)	5,325	41,138
Aker BP ASA	2,282	81,762
DNB Bank ASA	16,842	326,353
Equinor ASA	17,697	598,151
Gjensidige Forsikring ASA	3,623	77,458
Mowi ASA	7,957	224,762
Norsk Hydro ASA	24,355	204,522
Orkla ASA	13,593	110,302
Schibsted ASA:
(A Shares)	1,309	27,278
(B Shares)	1,777	34,158
Telenor ASA	12,660	178,550
Yara International ASA	2,998	152,443

TOTAL NORWAY		2,056,877

Portugal - 0.2%
Energias de Portugal SA	50,276	234,320
Galp Energia SGPS SA Class B	9,076	110,470
Jeronimo Martins SGPS SA	5,127	106,727

TOTAL PORTUGAL		451,517

Singapore - 1.2%
Ascendas Real Estate Investment Trust	60,751	124,994
CapitaLand Investment Ltd.	47,753	144,797
CapitaMall Trust	87,923	147,323
City Developments Ltd.	7,468	45,787
DBS Group Holdings Ltd.	32,798	795,700
Genting Singapore Ltd.	109,494	63,571
Keppel Corp. Ltd.	26,316	129,785
Mapletree Commercial Trust	39,777	53,497
Mapletree Logistics Trust (REIT)	56,468	72,523
Oversea-Chinese Banking Corp. Ltd.	61,328	544,506
Singapore Airlines Ltd. (a)	24,262	95,633
Singapore Exchange Ltd.	14,589	102,653
Singapore Technologies Engineering Ltd.	28,193	83,032
Singapore Telecommunications Ltd.	149,362	298,096
United Overseas Bank Ltd.	21,366	457,366
UOL Group Ltd.	8,444	44,369
Venture Corp. Ltd.	5,057	62,079
Wilmar International Ltd.	34,722	110,683

TOTAL SINGAPORE		3,376,394

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	4,218	108,003
Aena SME SA (a)(b)	1,358	192,713
Amadeus IT Holding SA Class A (a)	8,157	511,141
Banco Bilbao Vizcaya Argentaria SA	120,737	633,537
Banco Santander SA (Spain) (c)	313,986	917,577
CaixaBank SA	80,270	259,103
Cellnex Telecom SA (b)	9,225	429,980
EDP Renovaveis SA	5,218	123,495
Enagas SA	4,506	97,432
Endesa SA	5,754	120,589
Ferrovial SA	8,784	225,260
Grifols SA	5,398	90,410
Iberdrola SA	105,484	1,212,096
Industria de Diseno Textil SA	19,750	414,104
Naturgy Energy Group SA	3,511	105,619
Red Electrica Corporacion SA	7,841	157,873
Repsol SA	26,275	391,968
Siemens Gamesa Renewable Energy SA (a)	4,317	68,764
Telefonica SA	95,399	464,082

TOTAL SPAIN		6,523,746

Sweden - 3.2%
Alfa Laval AB	5,698	158,611
ASSA ABLOY AB (B Shares)	18,151	458,715
Atlas Copco AB:
(A Shares)	12,205	553,337
(B Shares)	7,018	277,757
Boliden AB	4,953	214,768
Electrolux AB (B Shares)	4,101	62,542
Embracer Group AB (a)	10,132	67,722
Epiroc AB:
(A Shares)	11,934	241,939
(B Shares)	7,062	123,203
EQT AB	5,358	151,641
Ericsson (B Shares)	52,851	421,604
Essity AB (B Shares)	11,022	290,661
Evolution AB (b)	3,116	319,696
Fastighets AB Balder (a)	1,904	94,376
Getinge AB (B Shares)	4,142	119,819
H&M Hennes & Mauritz AB (B Shares)	13,221	166,440
Hexagon AB (B Shares)	35,247	454,790
Husqvarna AB (B Shares)	7,581	72,468
Industrivarden AB:
(A Shares)	2,362	60,520
(C Shares)	2,940	74,028
Investor AB:
(A Shares)	9,008	188,146
(B Shares)	33,017	635,343
Kinnevik AB (B Shares) (a)	4,383	85,786
L E Lundbergforetagen AB	1,375	64,304
Latour Investment AB (B Shares)	2,680	71,000
Lifco AB	4,220	88,517
Lundin Petroleum AB	3,624	149,837
Nibe Industrier AB (B Shares)	25,830	253,248
Sagax AB	2,916	74,488
Sandvik AB	20,444	386,970
Securitas AB (B Shares)	5,685	67,122
Sinch AB (a)(b)	9,472	41,860
Skandinaviska Enskilda Banken AB (A Shares)	29,464	330,412
Skanska AB (B Shares)	6,159	117,650
SKF AB (B Shares)	6,924	113,088
Svenska Cellulosa AB SCA (B Shares)	10,972	212,339
Svenska Handelsbanken AB (A Shares)	26,407	266,349
Swedbank AB (A Shares)	16,396	259,372
Swedish Match Co. AB	28,606	227,841
Tele2 AB (B Shares)	9,065	120,150
Telia Co. AB	48,099	199,640
Volvo AB:
(A Shares)	3,653	60,058
(B Shares)	25,863	412,604

TOTAL SWEDEN		8,810,761

Switzerland - 10.2%
ABB Ltd. (Reg.)	29,744	892,378
Adecco SA (Reg.)	2,893	111,641
Alcon, Inc. (Switzerland)	9,049	646,106
Bachem Holding AG (B Shares)	112	48,871
Baloise Holdings AG	829	144,197
Barry Callebaut AG	65	149,601
Clariant AG (Reg.)	3,905	66,671
Coca-Cola HBC AG	3,639	73,777
Compagnie Financiere Richemont SA Series A	9,452	1,098,235
Credit Suisse Group AG	47,991	325,730
Ems-Chemie Holding AG	127	113,300
Geberit AG (Reg.)	650	370,678
Givaudan SA	167	663,745
Holcim AG	9,479	463,481
Julius Baer Group Ltd.	4,005	191,390
Kuehne & Nagel International AG	984	275,270
Lindt & Spruengli AG	2	237,116
Lindt & Spruengli AG (participation certificate)	19	213,085
Logitech International SA (Reg.)	3,134	203,956
Lonza Group AG	1,349	795,417
Nestle SA (Reg. S)	50,973	6,580,307
Novartis AG	39,674	3,505,964
Partners Group Holding AG	411	435,453
Roche Holding AG:
(Bearer)	588	236,226
(participation certificate)	12,712	4,713,788
Schindler Holding AG:
(participation certificate)	743	142,749
(Reg.)	359	68,919
SGS SA (Reg.)	109	280,078
Sika AG	2,569	784,722
Sonova Holding AG	972	350,529
Straumann Holding AG	1,870	220,457
Swatch Group AG (Bearer)	528	135,507
Swatch Group AG (Bearer) (Reg.)	929	45,831
Swiss Life Holding AG	571	333,873
Swiss Prime Site AG	1,375	134,399
Swiss Re Ltd.	5,462	447,921
Swisscom AG	469	277,320
Temenos Group AG	1,217	122,851
UBS Group AG	63,690	1,081,242
VAT Group AG (b)	489	151,253
Vifor Pharma AG	883	154,770
Zurich Insurance Group Ltd.	2,725	1,240,611

TOTAL SWITZERLAND		28,529,415

United Kingdom - 14.2%
3i Group PLC	17,623	288,405
Abrdn PLC	39,474	92,690
Admiral Group PLC	3,526	110,989
Anglo American PLC (United Kingdom)	23,167	1,026,089
Antofagasta PLC	7,142	136,726
Ashtead Group PLC	8,079	417,743
Associated British Foods PLC	6,449	129,049
AstraZeneca PLC (United Kingdom)	28,052	3,743,294
Auto Trader Group PLC (b)	17,209	135,816
Aveva Group PLC	2,184	58,697
Aviva PLC	68,642	368,273
BAE Systems PLC	57,443	530,581
Barclays PLC	303,415	557,720
Barratt Developments PLC	18,511	113,251
Berkeley Group Holdings PLC	2,033	103,107
BP PLC	357,545	1,726,154
British American Tobacco PLC (United Kingdom)	39,474	1,654,448
British Land Co. PLC	15,933	102,631
BT Group PLC	161,629	358,426
Bunzl PLC	6,111	235,766
Burberry Group PLC	7,332	144,700
Compass Group PLC	32,300	681,590
Croda International PLC	2,527	245,439
Diageo PLC	42,212	2,105,908
GlaxoSmithKline PLC	91,116	2,053,989
Halma PLC	6,875	211,032
Hargreaves Lansdown PLC	6,441	73,739
Hikma Pharmaceuticals PLC	3,142	73,807
HSBC Holdings PLC (United Kingdom)	368,459	2,302,547
Imperial Brands PLC	17,136	356,695
Informa PLC (a)	27,206	192,997
InterContinental Hotel Group PLC	3,315	211,629
Intertek Group PLC	2,923	182,147
J Sainsbury PLC	31,661	92,379
JD Sports Fashion PLC	46,664	76,887
Johnson Matthey PLC	3,504	96,389
Kingfisher PLC	37,774	119,123
Land Securities Group PLC	12,749	119,567
Legal & General Group PLC	108,108	336,983
Lloyds Banking Group PLC	1,285,692	730,226
London Stock Exchange Group PLC	5,959	587,508
M&G PLC	47,074	124,979
Melrose Industries PLC	79,151	115,014
Mondi PLC	8,792	165,166
National Grid PLC	65,505	973,206
NatWest Group PLC	102,392	274,696
Next PLC	2,406	180,211
NMC Health PLC (a)	941	9
Ocado Group PLC (a)	8,842	101,123
Pearson PLC	13,700	133,024
Persimmon PLC	5,778	150,484
Phoenix Group Holdings PLC	12,667	95,945
Prudential PLC	49,731	619,074
Reckitt Benckiser Group PLC	12,935	1,008,744
RELX PLC (London Stock Exchange)	35,036	1,043,739
Rentokil Initial PLC	33,667	231,234
Rio Tinto PLC	20,340	1,437,146
Rolls-Royce Holdings PLC (a)	151,507	155,319
Sage Group PLC	18,527	170,015
Schroders PLC	2,251	79,461
Segro PLC	21,775	364,559
Severn Trent PLC	4,534	178,193
Shell PLC (London)	139,418	3,742,801
Smith & Nephew PLC	15,925	258,121
Smiths Group PLC	7,164	131,096
Spirax-Sarco Engineering PLC	1,336	201,596
SSE PLC	19,301	448,282
St. James's Place PLC	9,783	157,209
Standard Chartered PLC (United Kingdom)	47,388	323,960
Taylor Wimpey PLC	66,021	103,835
Tesco PLC	139,207	472,931
Unilever PLC	46,503	2,161,930
United Utilities Group PLC	12,353	177,518
Vodafone Group PLC	494,062	747,990
Whitbread PLC	3,651	127,445

TOTAL UNITED KINGDOM		39,541,191

United States of America - 0.1%
Coca-Cola European Partners PLC	3,714	185,514
Fiverr International Ltd. (a)(c)	529	28,169

TOTAL UNITED STATES OF AMERICA		213,683

TOTAL COMMON STOCKS
(Cost $270,732,944)		268,562,982

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,045	76,984
Fuchs Petrolub AG	1,233	38,890
Henkel AG & Co. KGaA	3,197	205,284
Porsche Automobil Holding SE (Germany)	2,773	228,717
Sartorius AG (non-vtg.)	475	178,092
Volkswagen AG	3,360	520,351
TOTAL NONCONVERTIBLE PREFERRED STOCK
(Cost $1,444,031)		1,248,318
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $495,446)(e)	500,000	493,933
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.32% (f)	6,432,355	6,433,642
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	1,325,091	1,325,223
TOTAL MONEY MARKET FUNDS
(Cost $7,758,865)		7,758,865
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $280,431,286)		278,064,098
NET OTHER ASSETS (LIABILITIES) - 0.2%		687,266
NET ASSETS - 100%		$278,751,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	89	June 2022	$8,884,870	$(159,103)	$(159,103)

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,184,449 or 1.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $493,933.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$4,835,293	$58,923,349	$57,325,000	$5,273	$--	$--	$6,433,642	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	410,825	3,734,808	2,820,410	3,542	--	--	1,325,223	0.0%
Total	$5,246,118	$62,658,157	$60,145,410	$8,815	$--	$--	$7,758,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$13,273,923	$479,511	$12,794,412	$--
Consumer Discretionary	30,239,037	50,992	30,188,045	--
Consumer Staples	28,951,810	185,514	28,766,296	--
Energy	11,667,332	--	11,667,332	--
Financials	47,199,253	728,119	46,471,134	--
Health Care	36,478,093	196,522	36,281,571	--
Industrials	40,549,755	332,612	40,217,143	--
Information Technology	21,944,124	669,197	21,274,927	--
Materials	22,024,753	141,268	21,883,485	--
Real Estate	7,937,044	66,559	7,870,485	--
Utilities	9,546,176	--	9,546,176	--
Government Obligations	493,933	--	493,933	--
Money Market Funds	7,758,865	7,758,865	--	--
Total Investments in Securities:	$278,064,098	$10,609,159	$267,454,939	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(159,103)	$(159,103)	$--	$--
Total Liabilities	$(159,103)	$(159,103)	$--	$--
Total Derivative Instruments:	$(159,103)	$(159,103)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(159,103)
Total Equity Risk	0	(159,103)
Total Value of Derivatives	$0	$(159,103)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,201,718) — See accompanying schedule: Unaffiliated issuers (cost $272,672,421)	$270,305,233
Fidelity Central Funds (cost $7,758,865)	7,758,865
Total Investment in Securities (cost $280,431,286)		$278,064,098
Foreign currency held at value (cost $166,242)		164,033
Receivable for fund shares sold		1,181,490
Dividends receivable		1,088,487
Reclaims receivable		488,286
Distributions receivable from Fidelity Central Funds		3,964
Receivable from investment adviser for expense reductions		8,801
Total assets		280,999,159
Liabilities
Payable for investments purchased on a delayed delivery basis	$10,091
Payable for fund shares redeemed	761,157
Payable for daily variation margin on futures contracts	113,928
Other payables and accrued expenses	37,396
Collateral on securities loaned	1,325,223
Total liabilities		2,247,795
Net Assets		$278,751,364
Net Assets consist of:
Paid in capital		$284,513,762
Total accumulated earnings (loss)		(5,762,398)
Net Assets		$278,751,364
Net Asset Value, offering price and redemption price per share ($278,751,364 ÷ 26,092,677 shares)		$10.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$4,237,011
Non-Cash dividends		263,687
Interest		881
Income from Fidelity Central Funds (including $3,542 from security lending)		8,815
Income before foreign taxes withheld		4,510,394
Less foreign taxes withheld		(396,117)
Total income		4,114,277
Expenses
Custodian fees and expenses	$73,120
Independent trustees' fees and expenses	471
Total expenses before reductions	73,591
Expense reductions	(54,478)
Total expenses after reductions		19,113
Net investment income (loss)		4,095,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,728,018)
Foreign currency transactions	10,140
Futures contracts	(1,667,456)
Total net realized gain (loss)		(3,385,334)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(39,078,226)
Assets and liabilities in foreign currencies	(73,894)
Futures contracts	(252,141)
Total change in net unrealized appreciation (depreciation)		(39,404,261)
Net gain (loss)		(42,789,595)
Net increase (decrease) in net assets resulting from operations		$(38,694,431)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,095,164	$5,713,091
Net realized gain (loss)	(3,385,334)	(39,738)
Change in net unrealized appreciation (depreciation)	(39,404,261)	41,811,602
Net increase (decrease) in net assets resulting from operations	(38,694,431)	47,484,955
Distributions to shareholders	(7,139,987)	(2,911,605)
Share transactions
Proceeds from sales of shares	60,099,891	124,316,809
Reinvestment of distributions	7,139,987	2,911,605
Cost of shares redeemed	(16,307,229)	(27,378,788)
Net increase (decrease) in net assets resulting from share transactions	50,932,649	99,849,626
Total increase (decrease) in net assets	5,098,231	144,422,976
Net Assets
Beginning of period	273,653,133	129,230,157
End of period	$278,751,364	$273,653,133
Other Information
Shares
Sold	5,081,071	10,345,101
Issued in reinvestment of distributions	592,530	264,932
Redeemed	(1,392,500)	(2,344,720)
Net increase (decrease)	4,281,101	8,265,313

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.55	$9.54	$10.41	$9.43	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.17	.33	.24	.33	.05
Net realized and unrealized gain (loss)	(1.74)	2.90	(.90)	.71	(.62)
Total from investment operations	(1.57)	3.23	(.66)	1.04	(.57)
Distributions from net investment income	(.30)	(.22)	(.20)	(.06)	–
Distributions from net realized gain	–	–	(.01)	–	–
Total distributions	(.30)	(.22)	(.21)	(.06)	–
Net asset value, end of period	$10.68	$12.55	$9.54	$10.41	$9.43
Total ReturnD,E	(12.76)%	34.15%	(6.52)%	11.06%	(5.70)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.05%H	.06%	.11%	.24%	1.18%H
Expenses net of fee waivers, if any	.01%H	.01%	.02%	.01%	.01%H
Expenses net of all reductions	.01%H	.01%	.02%	.01%	.01%H
Net investment income (loss)	2.86%H	2.73%	2.47%	3.33%	2.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$278,751	$273,653	$129,230	$102,589	$9,630
Portfolio turnover rateI	7%H	6%J	3%	2%	1%K

 A For the period August 17, 2018 (commencement of operations) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,698,003
Gross unrealized depreciation	(34,433,885)
Net unrealized appreciation (depreciation)	$(5,735,882)
Tax cost	$283,640,877

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(224,047)
Long-term	(578,038)
Total capital loss carryforward	$(802,085)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	52,211,062	10,226,191

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Series International Index Fund	2,414,477	27,766,481

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series International Index Fund	$392	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $54,478.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Series International Index Fund	.01%
Actual		$1,000.00	$872.40	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IIF-SANN-0622
1.9891250.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022